UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3114

Fidelity Select Portfolios
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Select Air Transportation Portfolio

November 30, 2012

1.810665.108

AIR-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.0%
	Shares	Value
AEROSPACE & DEFENSE - 24.7%
Aerospace & Defense - 24.7%
Bombardier, Inc. Class B (sub. vtg.)	166,800	$ 589,387
Ducommun, Inc. (a)	37,700	590,759
Embraer SA sponsored ADR	13,100	326,583
General Dynamics Corp.	10,000	665,000
Meggitt PLC	56,545	352,771
Precision Castparts Corp.	17,800	3,264,342
Rockwell Collins, Inc.	73,900	4,225,602
Spirit AeroSystems Holdings, Inc. Class A (a)	31,100	489,825
Textron, Inc.	149,700	3,516,453
The Boeing Co.	52,500	3,899,700
United Technologies Corp.	4,600	368,506
		18,288,928
AIR FREIGHT & LOGISTICS - 33.2%
Air Freight & Logistics - 33.2%
C.H. Robinson Worldwide, Inc.	60,200	3,716,748
Expeditors International of Washington, Inc.	90,800	3,397,736
FedEx Corp.	61,600	5,515,048
Forward Air Corp.	44,200	1,469,650
Kintetsu World Express, Inc.	3,100	93,941
United Parcel Service, Inc. Class B	130,900	9,570,099
UTI Worldwide, Inc.	57,000	804,840
		24,568,062
AIRLINES - 34.1%
Airlines - 34.1%
Alaska Air Group, Inc. (a)	68,900	2,945,475
Copa Holdings SA Class A	8,100	768,204
Dart Group PLC	536,386	996,870
Delta Air Lines, Inc. (a)	394,102	3,941,020
JetBlue Airways Corp. (a)	126,600	650,724
Republic Airways Holdings, Inc. (a)	120,600	700,686
Ryanair Holdings PLC sponsored ADR	84,600	2,912,778
SkyWest, Inc.	154,200	1,787,178
Southwest Airlines Co.	291,900	2,781,807
Spirit Airlines, Inc. (a)	4,600	77,188
United Continental Holdings, Inc. (a)	133,985	2,709,177
US Airways Group, Inc. (a)(d)	179,000	2,307,310
WestJet Airlines Ltd.	139,400	2,638,264
		25,216,681
INDUSTRIAL CONGLOMERATES - 0.9%
Industrial Conglomerates - 0.9%
General Electric Co.	31,400	663,482

	Shares	Value
MACHINERY - 0.2%
Construction & Farm Machinery & Heavy Trucks - 0.2%
ASL Marine Holdings Ltd.	240,000	$ 127,806
MEDIA - 0.2%
Movies & Entertainment - 0.2%
Advanced Inflight Alliance AG	28,200	183,378
ROAD & RAIL - 1.7%
Trucking - 1.7%
DSV de Sammensluttede Vognmaend A/S	7,500	177,030
Landstar System, Inc.	9,800	495,586
Ryder System, Inc.	3,800	178,866
Universal Truckload Services, Inc.	24,800	384,648
		1,236,130
TOTAL COMMON STOCKS (Cost $57,992,806)		70,284,467
Money Market Funds - 7.4%

Fidelity Cash Central Fund, 0.19% (b)	3,501,498	3,501,498
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	1,956,150	1,956,150
TOTAL MONEY MARKET FUNDS (Cost $5,457,648)		5,457,648
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $63,450,454)		75,742,115
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(1,769,723)
NET ASSETS - 100%		$ 73,972,392
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,224
Fidelity Securities Lending Cash Central Fund	2,671
Total	$ 7,895
Other Information

The following is a summary of the inputs used, as of November 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 70,284,467	$ 70,190,526	$ 93,941	$ -
Money Market Funds	5,457,648	5,457,648	-	-
Total Investments in Securities:	$ 75,742,115	$ 75,648,174	$ 93,941	$ -
Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $63,575,051. Net unrealized appreciation aggregated $12,167,064, of which $12,844,453 related to appreciated investment securities and $677,389 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Chemicals Portfolio

November 30, 2012

1.810670.108

CHE-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.4%
	Shares	Value
CHEMICALS - 89.8%
Commodity Chemicals - 6.9%
Arkema SA	138,800	$ 14,197,610
Cabot Corp.	329,403	12,428,375
Mexichem SAB de CV	1,788,500	9,218,067
PetroLogistics LP	323,932	3,796,483
Westlake Chemical Corp. (d)	269,285	19,498,927
		59,139,462
Diversified Chemicals - 23.6%
E.I. du Pont de Nemours & Co.	1,400,000	60,396,000
Eastman Chemical Co.	988,500	60,150,225
PPG Industries, Inc.	172,100	21,386,867
The Dow Chemical Co.	1,979,438	59,759,233
		201,692,325
Fertilizers & Agricultural Chemicals - 14.5%
CF Industries Holdings, Inc.	137,353	29,397,663
CVR Partners LP	33	866
Monsanto Co.	937,753	85,888,797
The Mosaic Co.	152,842	8,262,639
		123,549,965
Industrial Gases - 8.3%
Praxair, Inc.	657,407	70,480,604
Specialty Chemicals - 36.5%
Albemarle Corp.	377,202	22,552,908
Ashland, Inc.	585,950	41,555,574
Celanese Corp. Class A	47,000	1,928,880
Cytec Industries, Inc.	247,143	16,963,896
Ecolab, Inc.	570,099	41,092,736
Innophos Holdings, Inc.	234,108	11,216,114
Innospec, Inc.	341,066	10,856,131
LyondellBasell Industries NV Class A	1,205,026	59,925,943
NewMarket Corp.	10,000	2,653,500
Rockwood Holdings, Inc.	199,527	9,152,303
Royal DSM NV	78,100	4,498,158
Sherwin-Williams Co.	151,600	23,122,032
Sigma Aldrich Corp.	392,200	28,442,344
Valspar Corp.	202,300	12,700,394
W.R. Grace & Co. (a)	386,184	25,283,466
		311,944,379
TOTAL CHEMICALS		766,806,735
COMMERCIAL SERVICES & SUPPLIES - 0.2%
Environmental & Facility Services - 0.2%
Swisher Hygiene, Inc. (a)	549,240	706,872
Swisher Hygiene, Inc. (Canada) (a)	559,700	800,371
		1,507,243

	Shares	Value
ENERGY EQUIPMENT & SERVICES - 2.1%
Oil & Gas Drilling - 2.1%
Ocean Rig UDW, Inc. (United States) (a)	540,424	$ 8,511,678
Seadrill Ltd.	600	23,118
Seadrill Partners LLC	347,500	9,128,825
		17,663,621
MARINE - 0.0%
Marine - 0.0%
DryShips, Inc. (a)	20	34
OIL, GAS & CONSUMABLE FUELS - 0.3%
Oil & Gas Storage & Transport - 0.3%
Southcross Energy Partners LP	3,600	84,528
Tesoro Logistics LP	62,400	2,876,640
		2,961,168
TOTAL COMMON STOCKS (Cost $617,878,180)		788,938,801
Convertible Bonds - 0.3%
Principal Amount
MARINE - 0.3%
Marine - 0.3%
DryShips, Inc. 5% 12/1/14 (Cost $2,471,487)	$ 2,790,000	2,155,275
Money Market Funds - 7.4%
	Shares
Fidelity Cash Central Fund, 0.19% (b)	57,361,577	57,361,577
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	6,170,175	6,170,175
TOTAL MONEY MARKET FUNDS (Cost $63,531,752)		63,531,752
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $683,881,419)		854,625,828
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,036,697)
NET ASSETS - 100%		$ 853,589,131
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 63,442
Fidelity Securities Lending Cash Central Fund	285,297
Total	$ 348,739
Other Information

The following is a summary of the inputs used, as of November 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 788,938,801	$ 788,231,929	$ 706,872	$ -
Convertible Bonds	2,155,275	-	2,155,275	-
Money Market Funds	63,531,752	63,531,752	-	-
Total Investments in Securities:	$ 854,625,828	$ 851,763,681	$ 2,862,147	$ -
Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $693,040,140. Net unrealized appreciation aggregated $161,585,688, of which $175,191,400 related to appreciated investment securities and $13,605,712 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Defense and Aerospace Portfolio

November 30, 2012

1.810679.108

DEF-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
AEROSPACE & DEFENSE - 89.1%
Aerospace & Defense - 89.1%
BE Aerospace, Inc. (a)	358,569	$ 16,981,828
DigitalGlobe, Inc. (a)(d)	315,470	7,867,822
Ducommun, Inc. (a)	525,929	8,241,307
Esterline Technologies Corp. (a)	333,434	20,386,155
General Dynamics Corp.	581,506	38,670,149
HEICO Corp.	437,234	18,005,296
Honeywell International, Inc.	450,928	27,655,414
Lockheed Martin Corp.	145,340	13,560,222
Meggitt PLC	2,022,600	12,618,541
Moog, Inc. Class A (a)	276,631	10,168,956
MTU Aero Engines Holdings AG	93,112	8,281,811
Northrop Grumman Corp.	129,142	8,613,771
Precision Castparts Corp.	242,537	44,478,860
Raytheon Co.	417,256	23,837,835
Rockwell Collins, Inc.	524,554	29,993,998
Rolls-Royce Group PLC	346,600	4,944,993
Rolls-Royce Group PLC Class C	26,341,600	42,203
SIFCO Industries, Inc.	82,763	1,267,102
Teledyne Technologies, Inc. (a)	350,126	22,057,938
Textron, Inc.	1,134,341	26,645,670
The Boeing Co.	844,737	62,747,064
TransDigm Group, Inc.	223,833	30,445,765
United Technologies Corp.	1,457,878	116,790,606
		554,303,306
CHEMICALS - 1.5%
Specialty Chemicals - 1.5%
Cytec Industries, Inc.	139,116	9,548,922
ELECTRICAL EQUIPMENT - 1.1%
Electrical Components & Equipment - 1.1%
AMETEK, Inc.	177,214	6,615,399
ELECTRONIC EQUIPMENT & COMPONENTS - 1.2%
Electronic Equipment & Instruments - 0.7%
FLIR Systems, Inc.	211,600	4,316,640
Electronic Manufacturing Services - 0.5%
Mercury Systems, Inc. (a)	369,796	3,250,507
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		7,567,147
METALS & MINING - 2.1%
Diversified Metals & Mining - 0.6%
Titanium Metals Corp.	230,400	3,829,248

	Shares	Value
Steel - 1.5%
Carpenter Technology Corp.	119,800	$ 5,805,508
Haynes International, Inc.	74,452	3,464,996
		9,270,504
TOTAL METALS & MINING		13,099,752
TRADING COMPANIES & DISTRIBUTORS - 3.5%
Trading Companies & Distributors - 3.5%
AerCap Holdings NV (a)	946,229	11,837,325
Air Lease Corp. Class A (a)(d)	438,141	9,748,637
		21,585,962
TOTAL COMMON STOCKS (Cost $524,240,194)		612,720,488
Money Market Funds - 2.9%

Fidelity Cash Central Fund, 0.19% (b)	9,258,040	9,258,040
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	8,523,225	8,523,225
TOTAL MONEY MARKET FUNDS (Cost $17,781,265)		17,781,265
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $542,021,459)		630,501,753
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(8,789,397)
NET ASSETS - 100%		$ 621,712,356
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 22,753
Fidelity Securities Lending Cash Central Fund	34,451
Total	$ 57,204
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Ducommun, Inc.	$ -	$ 7,563,548	$ 255,041	$ -	$ -
Total	$ -	$ 7,563,548	$ 255,041	$ -	$ -
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $547,722,873. Net unrealized appreciation aggregated $82,778,880, of which $92,864,428 related to appreciated investment securities and $10,085,548 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Environment and
Alternative Energy Portfolio

November 30, 2012

1.810704.108

ENV-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
Energy Efficiency - 35.3%
Buildings Energy Efficiency - 13.5%
Apogee Enterprises, Inc.	20,200	$ 462,984
Cree, Inc. (a)(d)	40,600	1,311,786
Ingersoll-Rand PLC	62,600	3,053,628
Johnson Controls, Inc.	86,700	2,387,718
Lennox International, Inc.	18,500	972,915
Owens Corning (a)	30,700	1,061,606
Zumtobel AG	29,400	313,575
TOTAL BUILDINGS ENERGY EFFICIENCY		9,564,212
Diversified Energy Efficiency - 1.3%
Corning, Inc.	60,400	738,692
Honeywell International, Inc.	2,500	153,325
TOTAL DIVERSIFIED ENERGY EFFICIENCY		892,017
Industrial Energy Efficiency - 1.4%
ON Semiconductor Corp. (a)	153,000	1,014,390
Power Network Efficiency - 17.7%
Eaton Corp.	45,200	2,357,632
Emerson Electric Co.	116,300	5,841,749
ESCO Technologies, Inc.	13,200	484,440
Exide Technologies (a)	89,100	257,499
Hubbell, Inc. Class B	32,100	2,704,425
Quanta Services, Inc. (a)	33,600	868,896
TOTAL POWER NETWORK EFFICIENCY		12,514,641
Transport Energy Efficiency - 1.4%
Sensata Technologies Holding BV (a)	31,700	978,262
TOTAL ENERGY EFFICIENCY		24,963,522
Environmental Support Services - 14.2%
Diversified Environmental - 11.0%
3M Co.	8,900	809,455
Air Products & Chemicals, Inc.	51,300	4,254,822
Parker Hannifin Corp.	32,900	2,702,735
TOTAL DIVERSIFIED ENVIRONMENTAL		7,767,012
Environmental Consultancies - 3.2%
AECOM Technology Corp. (a)	25,500	576,045
Jacobs Engineering Group, Inc. (a)	42,000	1,719,480
TOTAL ENVIRONMENTAL CONSULTANCIES		2,295,525
TOTAL ENVIRONMENTAL SUPPORT SERVICES		10,062,537

	Shares	Value
Pollution Control - 1.1%
Pollution Control Solutions - 1.1%
Tenneco, Inc. (a)	24,300	$ 779,301
Renewable & Alternative Energy - 8.1%
Biofuels - 0.5%
Amyris, Inc. (a)(d)	110,100	311,583
Renewable Energy Developers and Independent Power Producers (IPPs) - 7.2%
EDP Renovaveis SA (a)	173,238	847,146
Empresa Nacional de Electricidad SA sponsored ADR	14,200	637,864
Iberdrola SA	722,400	3,588,956
TOTAL RENEWABLE ENERGY DEVELOPERS AND INDEPENDENT POWER PRODUCERS (IPPs)		5,073,966
Solar Energy Generation Equipment - 0.4%
GT Advanced Technologies, Inc. (a)(d)	89,900	302,963
TOTAL RENEWABLE & ALTERNATIVE ENERGY		5,688,512
Waste Management & Technologies - 19.6%
General Waste Management - 7.0%
Republic Services, Inc.	140,800	4,008,576
Waste Management, Inc.	29,600	964,072
TOTAL GENERAL WASTE MANAGEMENT		4,972,648
Hazardous Waste Management - 7.6%
Clean Harbors, Inc. (a)	17,000	973,760
EnergySolutions, Inc. (a)	126,300	413,001
Stericycle, Inc. (a)	37,400	3,495,778
US Ecology, Inc.	22,000	480,920
TOTAL HAZARDOUS WASTE MANAGEMENT		5,363,459
Recycling and Value Added Waste Processing - 5.0%
Commercial Metals Co.	67,800	918,690
Covanta Holding Corp.	80,700	1,523,616
Interface, Inc.	33,500	492,115
Schnitzer Steel Industries, Inc. Class A	21,800	614,542
TOTAL RECYCLING AND VALUE ADDED WASTE PROCESSING		3,548,963
TOTAL WASTE MANAGEMENT & TECHNOLOGIES		13,885,070
Water Infrastructure & Technologies - 20.4%
Water Infrastructure - 1.8%
Aegion Corp. (a)	62,500	1,288,750
Water Treatment Equipment - 18.6%
Ashland, Inc.	45,700	3,241,044
Common Stocks - continued
	Shares	Value
Water Infrastructure & Technologies - continued
Water Treatment Equipment - continued
Danaher Corp.	120,800	$ 6,519,575
Ecolab, Inc.	46,800	3,373,344
TOTAL WATER TREATMENT EQUIPMENT		13,133,963
TOTAL WATER INFRASTRUCTURE & TECHNOLOGIES		14,422,713
TOTAL COMMON STOCKS (Cost $66,233,383)		69,801,655
Convertible Bonds - 0.4%
	Principal Amount
Energy Efficiency - 0.4%
Buildings Energy Efficiency - 0.4%
Aspen Aerogels, Inc. 8% 6/1/14 (e) (Cost $275,800)	$ 275,800	275,800
Cash Equivalents - 9.2%
	Shares
Fidelity Cash Central Fund, 0.19% (b)	5,127,176	5,127,176
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	1,358,025	1,358,025
TOTAL CASH EQUIVALENTS (Cost $6,485,201)		6,485,201
TOTAL INVESTMENT PORTFOLIO - 108.3% (Cost $72,994,384)		76,562,656
NET OTHER ASSETS (LIABILITIES) - (8.3)%		(5,883,317)
NET ASSETS - 100%		$ 70,679,339
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $275,800 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspen Aerogels, Inc. 8% 6/1/14	6/1/11	$ 275,800
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 630
Fidelity Securities Lending Cash Central Fund	45,867
Total	$ 46,497
Other Information

The following is a summary of the inputs used, as of November 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 69,801,655	$ 69,801,655	$ -	$ -
Convertible Bonds	275,800	-	-	275,800
Money Market Funds	6,485,201	6,485,201	-	-
Total Investments in Securities:	$ 76,562,656	$ 76,286,856	$ -	$ 275,800
Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $73,801,594. Net unrealized appreciation aggregated $2,761,062, of which $7,403,319 related to appreciated investment securities and $4,642,257 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Health Care Portfolio

November 30, 2012

1.810696.108

HEA-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
BIOTECHNOLOGY - 31.5%
Biotechnology - 31.5%
Achillion Pharmaceuticals, Inc. (a)	1,050,000	$ 8,179,500
Acorda Therapeutics, Inc. (a)	200,000	5,036,000
Amgen, Inc.	2,370,000	210,456,000
AVEO Pharmaceuticals, Inc. (a)	400,000	2,600,000
Biogen Idec, Inc. (a)	360,000	53,672,400
BioMarin Pharmaceutical, Inc. (a)	1,025,000	49,815,000
Biovitrum AB (a)	2,145,200	10,349,812
Discovery Laboratories, Inc. (a)(d)	1,961,800	4,217,870
Dynavax Technologies Corp. (a)	2,800,000	7,952,000
Genomic Health, Inc. (a)	250,000	6,915,000
Gilead Sciences, Inc. (a)	2,300,000	172,500,000
Grifols SA ADR	1,280,000	31,219,200
Infinity Pharmaceuticals, Inc. (a)	250,000	6,337,500
Insmed, Inc. (a)	264,994	1,897,357
Intercept Pharmaceuticals, Inc.	72,960	1,705,075
Lexicon Pharmaceuticals, Inc. (a)	2,612,400	4,493,328
Medivation, Inc. (a)	600,000	31,290,000
Merrimack Pharmaceuticals, Inc.	500,000	3,570,000
Momenta Pharmaceuticals, Inc. (a)	400,000	4,280,000
Neurocrine Biosciences, Inc. (a)	1,005,500	7,521,140
NPS Pharmaceuticals, Inc. (a)	800,000	8,184,000
Onyx Pharmaceuticals, Inc. (a)	200,000	15,094,000
Puma Biotechnology, Inc.	400,000	8,240,000
Regeneron Pharmaceuticals, Inc. (a)	280,000	49,434,000
Seattle Genetics, Inc. (a)	400,000	10,124,000
Spectrum Pharmaceuticals, Inc. (a)	505,000	5,979,200
Synageva BioPharma Corp. (a)	330,000	16,146,900
Synta Pharmaceuticals Corp. (a)	400,000	3,228,000
Targacept, Inc. (a)	1,000,000	4,290,000
Theravance, Inc. (a)(d)	940,000	21,131,200
Thrombogenics NV (a)	150,000	7,220,003
United Therapeutics Corp. (a)	200,000	10,510,000
Vertex Pharmaceuticals, Inc. (a)	147,400	5,865,046
Vical, Inc. (a)	1,000,000	3,140,000
ZIOPHARM Oncology, Inc. (a)	503,120	2,203,666
		794,797,197
DIVERSIFIED CONSUMER SERVICES - 0.4%
Specialized Consumer Services - 0.4%
Carriage Services, Inc. (e)	996,904	11,075,603
FOOD & STAPLES RETAILING - 1.9%
Drug Retail - 1.9%
CVS Caremark Corp.	600,000	27,906,000
Walgreen Co.	600,000	20,346,000
		48,252,000
HEALTH CARE EQUIPMENT & SUPPLIES - 7.8%
Health Care Equipment - 6.3%
Boston Scientific Corp. (a)	9,000,000	49,860,000
Conceptus, Inc. (a)	400,000	8,324,000
CONMED Corp.	265,000	7,321,950

	Shares	Value
Covidien PLC	350,000	$ 20,338,500
Genmark Diagnostics, Inc. (a)	1,342,600	13,291,740
HeartWare International, Inc. (a)(d)	200,000	16,462,000
Insulet Corp. (a)	530,000	11,633,500
Opto Circuits India Ltd.	1,800,000	3,594,029
Volcano Corp. (a)	550,000	14,993,000
Wright Medical Group, Inc. (a)	400,000	8,448,000
Zeltiq Aesthetics, Inc. (a)	1,050,000	4,977,000
		159,243,719
Health Care Supplies - 1.5%
Derma Sciences, Inc. (a)	589,225	6,711,273
The Cooper Companies, Inc.	343,000	32,564,420
		39,275,693
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		198,519,412
HEALTH CARE PROVIDERS & SERVICES - 16.8%
Health Care Distributors & Services - 0.2%
Amplifon SpA	1,200,000	5,446,703
Health Care Facilities - 1.7%
Brookdale Senior Living, Inc. (a)	800,000	20,448,000
Emeritus Corp. (a)	434,000	9,817,080
Hanger, Inc. (a)	300,000	7,833,000
LCA-Vision, Inc. (a)	260,204	835,255
Raffles Medical Group Ltd.	2,500,000	5,058,987
		43,992,322
Health Care Services - 9.6%
Accretive Health, Inc. (a)	566,312	6,756,102
BioScrip, Inc. (a)	1,290,000	13,287,000
Catamaran Corp. (a)	1,625,000	79,765,440
Express Scripts Holding Co. (a)	150,000	8,077,500
Fresenius Medical Care AG & Co. KGaA	280,000	19,225,649
HMS Holdings Corp. (a)	500,000	11,585,000
MEDNAX, Inc. (a)	620,000	48,980,000
Quest Diagnostics, Inc.	925,000	53,446,500
		241,123,191
Managed Health Care - 5.3%
Aetna, Inc.	250,000	10,797,500
CIGNA Corp.	1,000,000	52,270,000
Humana, Inc.	300,000	19,623,000
Qualicorp SA (a)	700,000	6,797,548
UnitedHealth Group, Inc.	800,000	43,512,000
		133,000,048
TOTAL HEALTH CARE PROVIDERS & SERVICES		423,562,264
HEALTH CARE TECHNOLOGY - 3.3%
Health Care Technology - 3.3%
athenahealth, Inc. (a)(d)	270,000	17,196,300
Cerner Corp. (a)	800,000	61,776,000
HealthStream, Inc. (a)	200,000	4,744,000
		83,716,300
Common Stocks - continued
	Shares	Value
IT SERVICES - 1.0%
IT Consulting & Other Services - 1.0%
Maximus, Inc.	400,000	$ 25,196,000
PERSONAL PRODUCTS - 0.7%
Personal Products - 0.7%
Prestige Brands Holdings, Inc. (a)	770,000	16,632,000
PHARMACEUTICALS - 32.5%
Pharmaceuticals - 32.5%
Cadence Pharmaceuticals, Inc. (a)	900,000	3,834,000
Elan Corp. PLC sponsored ADR (a)	3,000,000	29,940,000
Eli Lilly & Co.	1,200,000	58,848,000
Endo Pharmaceuticals Holdings, Inc. (a)	1,800,000	51,588,000
Hi-Tech Pharmacal Co., Inc.	250,000	7,550,000
Johnson & Johnson	700,000	48,811,000
Meda AB (A Shares)	1,000,000	10,295,565
Merck & Co., Inc.	5,000,000	221,500,001
Mylan, Inc. (a)	700,000	19,026,000
Optimer Pharmaceuticals, Inc. (a)(d)	1,000,000	10,190,000
Pacira Pharmaceuticals, Inc. (a)(d)	250,000	4,262,500
Pfizer, Inc.	5,700,000	142,614,000
Shire PLC sponsored ADR	400,000	34,652,000
Teva Pharmaceutical Industries Ltd. sponsored ADR	300,000	12,105,000
The Medicines Company (a)	320,000	6,870,400
UCB SA	240,000	13,623,001
Valeant Pharmaceuticals International, Inc. (Canada) (a)	500,000	27,855,237
ViroPharma, Inc. (a)	1,415,482	35,089,799
Warner Chilcott PLC	1,100,000	12,826,000
Watson Pharmaceuticals, Inc. (a)	700,000	61,607,000
XenoPort, Inc. (a)	1,030,000	8,085,500
		821,173,003
PROFESSIONAL SERVICES - 0.5%
Research & Consulting Services - 0.5%
Advisory Board Co. (a)	280,000	12,670,000
SOFTWARE - 0.4%
Application Software - 0.4%
Nuance Communications, Inc. (a)	470,000	10,452,800
TOTAL COMMON STOCKS (Cost $2,022,498,428)		2,446,046,579
Convertible Preferred Stocks - 0.6%

BIOTECHNOLOGY - 0.1%
Biotechnology - 0.1%
Ariosa Diagnostics (f)	496,689	3,000,002

	Shares	Value
HEALTH CARE TECHNOLOGY - 0.5%
Health Care Technology - 0.5%
Castlight Health, Inc. Series D (a)(f)	1,784,800	$ 12,493,600
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $13,774,054)		15,493,602
Money Market Funds - 3.5%

Fidelity Cash Central Fund, 0.19% (b)	57,967,899	57,967,899
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	30,460,365	30,460,365
TOTAL MONEY MARKET FUNDS (Cost $88,428,264)		88,428,264
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $2,124,700,746)		2,549,968,445
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(23,669,105)
NET ASSETS - 100%		$ 2,526,299,340
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,493,602 or 0.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Ariosa Diagnostics	11/30/11	$ 3,000,002
Castlight Health, Inc. Series D	4/25/12	$ 10,774,052
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 72,406
Fidelity Securities Lending Cash Central Fund	339,480
Total	$ 411,886
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Carriage Services, Inc.	$ 5,971,455	$ -	$ -	$ 74,768	$ 11,075,603
Genmark Diagnostics, Inc.	3,923,962	1,671,998	-	-	-
Total	$ 9,895,417	$ 1,671,998	$ -	$ 74,768	$ 11,075,603
Other Information

The following is a summary of the inputs used, as of November 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 2,446,046,579	$ 2,426,820,930	$ 19,225,649	$ -
Convertible Preferred Stocks	15,493,602	-	-	15,493,602
Money Market Funds	88,428,264	88,428,264	-	-
Total Investments in Securities:	$ 2,549,968,445	$ 2,515,249,194	$ 19,225,649	$ 15,493,602
Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $2,127,183,825. Net unrealized appreciation aggregated $422,784,620, of which $495,338,833 related to appreciated investment securities and $72,554,213 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Industrial Equipment Portfolio

November 30, 2012

1.810687.108

INE-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value
AEROSPACE & DEFENSE - 18.9%
Aerospace & Defense - 18.9%
Alliant Techsystems, Inc.	22,500	$ 1,350,000
American Science & Engineering, Inc.	11,900	760,172
Ducommun, Inc. (a)	2,641	41,384
Honeywell International, Inc.	192,000	11,775,360
Precision Castparts Corp.	39,600	7,262,244
Raytheon Co.	146,300	8,358,119
Rockwell Collins, Inc.	51,700	2,956,206
Teledyne Technologies, Inc. (a)	20,100	1,266,300
The Boeing Co.	11,600	861,648
TransDigm Group, Inc.	17,100	2,325,942
United Technologies Corp.	250,400	20,059,544
		57,016,919
AIR FREIGHT & LOGISTICS - 0.5%
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	13,800	852,012
Expeditors International of Washington, Inc.	20,100	752,142
		1,604,154
BUILDING PRODUCTS - 2.3%
Building Products - 2.3%
AAON, Inc.	42,200	888,310
Armstrong World Industries, Inc.	15,900	803,109
Gibraltar Industries, Inc. (a)	70,241	974,243
Quanex Building Products Corp.	136,778	2,861,396
Simpson Manufacturing Co. Ltd.	43,600	1,426,156
		6,953,214
CONSTRUCTION & ENGINEERING - 3.3%
Construction & Engineering - 3.3%
Fluor Corp.	69,900	3,710,292
Jacobs Engineering Group, Inc. (a)	68,900	2,820,766
KBR, Inc.	64,800	1,801,440
Larsen & Toubro Ltd.	18,430	566,468
Primoris Services Corp.	65,300	945,544
		9,844,510
ELECTRICAL EQUIPMENT - 12.5%
Electrical Components & Equipment - 11.9%
Acuity Brands, Inc.	24,700	1,633,905
AMETEK, Inc.	79,650	2,973,335
Emerson Electric Co.	221,400	11,120,922
GrafTech International Ltd. (a)	95,800	929,260
Hubbell, Inc. Class B	20,900	1,760,825
II-VI, Inc. (a)	44,200	756,262
Regal-Beloit Corp.	127,332	8,881,407
Rockwell Automation, Inc.	55,300	4,381,972
Roper Industries, Inc.	30,400	3,390,512
		35,828,400

	Shares	Value
Heavy Electrical Equipment - 0.6%
AZZ, Inc.	27,600	$ 1,052,112
Bharat Heavy Electricals Ltd.	165,641	715,341
		1,767,453
TOTAL ELECTRICAL EQUIPMENT		37,595,853
ELECTRONIC EQUIPMENT & COMPONENTS - 0.3%
Electronic Equipment & Instruments - 0.3%
FLIR Systems, Inc.	41,300	842,520
INDUSTRIAL CONGLOMERATES - 26.3%
Industrial Conglomerates - 26.3%
3M Co.	195,000	17,735,250
Danaher Corp.	155,400	8,386,938
General Electric Co.	2,478,455	52,369,754
Raven Industries, Inc.	32,800	852,472
		79,344,414
MACHINERY - 28.4%
Construction & Farm Machinery & Heavy Trucks - 13.6%
Ashok Leyland Ltd.	1,508,133	789,293
Caterpillar, Inc.	174,100	14,840,284
Cummins, Inc.	127,800	12,544,848
Joy Global, Inc.	39,600	2,256,804
Manitowoc Co., Inc.	142,700	2,140,500
PACCAR, Inc.	132,000	5,800,080
WABCO Holdings, Inc. (a)	15,600	967,980
Wabtec Corp.	21,000	1,777,020
		41,116,809
Industrial Machinery - 14.8%
Actuant Corp. Class A	42,800	1,231,356
Alfa Laval AB	43,200	849,280
Blount International, Inc. (a)	59,800	853,346
Donaldson Co., Inc.	75,500	2,535,290
Flowserve Corp.	19,100	2,646,305
Gorman-Rupp Co.	31,200	868,296
Graco, Inc.	30,100	1,487,241
Illinois Tool Works, Inc.	191,600	11,796,812
Ingersoll-Rand PLC	120,200	5,863,356
Lincoln Electric Holdings, Inc.	36,200	1,719,862
Middleby Corp. (a)	11,800	1,503,202
Nordson Corp.	26,500	1,621,535
Pall Corp.	41,400	2,462,472
Parker Hannifin Corp.	54,700	4,493,605
Sun Hydraulics Corp.	35,500	927,970
Valmont Industries, Inc.	11,600	1,620,056
Weg SA	68,200	869,735
Woodward, Inc.	35,800	1,309,206
		44,658,925
TOTAL MACHINERY		85,775,734
Common Stocks - continued
	Shares	Value
TRADING COMPANIES & DISTRIBUTORS - 2.7%
Trading Companies & Distributors - 2.7%
Applied Industrial Technologies, Inc.	30,700	$ 1,228,921
Houston Wire & Cable Co.	74,000	830,280
MSC Industrial Direct Co., Inc. Class A	24,100	1,751,106
Watsco, Inc.	16,500	1,182,885
WESCO International, Inc. (a)	48,800	3,154,920
		8,148,112
TRANSPORTATION INFRASTRUCTURE - 0.2%
Highways & Railtracks - 0.2%
CCR SA	87,700	753,544
TOTAL COMMON STOCKS (Cost $243,791,161)		287,878,974
Money Market Funds - 4.5%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (b) (Cost $13,559,126)	13,559,126	$ 13,559,126
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $257,350,287)		301,438,100
NET OTHER ASSETS (LIABILITIES) - 0.1%		231,989
NET ASSETS - 100%		$ 301,670,089
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 20,757
Fidelity Securities Lending Cash Central Fund	1,015
Total	$ 21,772
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Key Technology, Inc.	$ 3,964,961	$ -	$ 2,818,293	$ -	$ -
Total	$ 3,964,961	$ -	$ 2,818,293	$ -	$ -
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $257,810,865. Net unrealized appreciation aggregated $43,627,235, of which $45,973,985 related to appreciated investment securities and $2,346,750 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Select
Consumer Staples Portfolio
Class A
Class T
Class B
Class C
Institutional Class

November 30, 2012

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Select Consumer Staples Portfolio

1.860868.105

ACSF-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.9%
	Shares	Value
BEVERAGES - 28.0%
Brewers - 5.0%
Anheuser-Busch InBev SA NV	794,828	$ 69,795,743
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	225,485	9,382,431
Compania Cervecerias Unidas SA sponsored ADR (d)	68,600	5,035,240
SABMiller PLC	504,000	22,831,599
		107,045,013
Distillers & Vintners - 8.7%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	1,383,229	49,630,257
Diageo PLC sponsored ADR	547,197	65,428,345
Pernod Ricard SA	363,401	41,146,399
Remy Cointreau SA (d)	267,260	29,940,971
		186,145,972
Soft Drinks - 14.3%
Coca-Cola Bottling Co. CONSOLIDATED	94,145	6,462,113
Coca-Cola FEMSA SAB de CV sponsored ADR	38,829	5,477,995
Coca-Cola Hellenic Bottling Co. SA sponsored ADR	88,006	2,026,778
Coca-Cola Icecek A/S	358,162	7,015,513
Embotelladora Andina SA:
ADR	43,689	1,321,592
sponsored ADR	241,600	9,173,552
Fomento Economico Mexicano SAB de CV sponsored ADR	13,387	1,312,997
PepsiCo, Inc.	476,071	33,424,945
The Coca-Cola Co.	6,295,457	238,723,729
		304,939,214
TOTAL BEVERAGES		598,130,199
FOOD & STAPLES RETAILING - 12.8%
Drug Retail - 8.5%
CVS Caremark Corp.	3,154,863	146,732,678
Drogasil SA	521,400	5,124,204
Walgreen Co.	856,660	29,049,341
		180,906,223
Food Distributors - 0.1%
Chefs' Warehouse Holdings (a)	212,300	3,356,463
Food Retail - 1.9%
Fresh Market, Inc. (a)	28,100	1,456,423
Kroger Co.	1,091,717	28,646,654
Susser Holdings Corp. (a)	134,000	4,892,340
The Pantry, Inc. (a)	427,135	5,484,413
		40,479,830

	Shares	Value
Hypermarkets & Super Centers - 2.3%
Wal-Mart Stores, Inc.	679,596	$ 48,944,504
TOTAL FOOD & STAPLES RETAILING		273,687,020
FOOD PRODUCTS - 10.3%
Agricultural Products - 3.1%
Archer Daniels Midland Co.	562,763	15,025,772
Bunge Ltd.	637,187	46,616,601
First Resources Ltd.	1,413,000	2,465,746
SLC Agricola SA	253,600	2,123,224
		66,231,343
Packaged Foods & Meats - 7.2%
Annie's, Inc.	80,671	2,893,669
Calavo Growers, Inc.	68,273	1,642,648
Green Mountain Coffee Roasters, Inc. (a)(d)	362,037	13,275,897
Lindt & Spruengli AG	121	4,571,938
Mead Johnson Nutrition Co. Class A	512,216	34,928,009
Nestle SA	458,726	30,022,372
TreeHouse Foods, Inc. (a)	114,300	5,993,892
Tyson Foods, Inc. Class A	593,100	11,369,727
Ulker Biskuvi Sanayi A/S	437,525	2,169,444
Unilever NV (NY Reg.)	1,147,171	43,397,479
Want Want China Holdings Ltd.	1,771,000	2,586,736
		152,851,811
TOTAL FOOD PRODUCTS		219,083,154
HOUSEHOLD PRODUCTS - 17.3%
Household Products - 17.3%
Colgate-Palmolive Co.	559,871	60,746,004
Procter & Gamble Co.	4,430,558	309,385,865
		370,131,869
PERSONAL PRODUCTS - 2.3%
Personal Products - 2.3%
Hengan International Group Co. Ltd.	576,500	5,206,962
Herbalife Ltd.	23,190	1,066,044
L'Oreal SA	206,200	27,983,896
Natura Cosmeticos SA	68,400	1,810,513
Nu Skin Enterprises, Inc. Class A (d)	303,319	13,770,683
		49,838,098
PHARMACEUTICALS - 2.0%
Pharmaceuticals - 2.0%
Johnson & Johnson	613,460	42,776,566
TOBACCO - 22.2%
Tobacco - 22.2%
Altria Group, Inc.	3,089,820	104,466,814
British American Tobacco PLC sponsored ADR	2,723,391	287,127,113
ITC Ltd.	392,068	2,156,681
Japan Tobacco, Inc.	187,900	5,634,100
Common Stocks - continued
	Shares	Value
TOBACCO - CONTINUED
Tobacco - continued
Lorillard, Inc.	128,411	$ 15,558,277
Philip Morris International, Inc.	554,847	49,869,648
Souza Cruz SA	478,600	6,959,052
Swedish Match Co. AB	57,200	2,013,458
		473,785,143
TOTAL COMMON STOCKS (Cost $1,533,420,887)		2,027,432,049
Money Market Funds - 5.2%

Fidelity Cash Central Fund, 0.19% (b)	97,540,721	97,540,721
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	13,720,739	13,720,739
TOTAL MONEY MARKET FUNDS (Cost $111,261,460)		111,261,460
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $1,644,682,347)		2,138,693,509
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,087,978)
NET ASSETS - 100%		$ 2,136,605,531
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 82,009
Fidelity Securities Lending Cash Central Fund	381,468
Total	$ 463,477
Other Information

The following is a summary of the inputs used, as of November 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 2,027,432,049	$ 1,952,002,206	$ 75,429,843	$ -
Money Market Funds	111,261,460	111,261,460	-	-
Total Investments in Securities:	$ 2,138,693,509	$ 2,063,263,666	$ 75,429,843	$ -
Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $1,647,948,999. Net unrealized appreciation aggregated $490,744,510, of which $497,457,314 related to appreciated investment securities and $6,712,804 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Consumer Staples Portfolio

November 30, 2012

1.810694.108

FOO-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.9%
	Shares	Value
BEVERAGES - 28.0%
Brewers - 5.0%
Anheuser-Busch InBev SA NV	794,828	$ 69,795,743
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	225,485	9,382,431
Compania Cervecerias Unidas SA sponsored ADR (d)	68,600	5,035,240
SABMiller PLC	504,000	22,831,599
		107,045,013
Distillers & Vintners - 8.7%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	1,383,229	49,630,257
Diageo PLC sponsored ADR	547,197	65,428,345
Pernod Ricard SA	363,401	41,146,399
Remy Cointreau SA (d)	267,260	29,940,971
		186,145,972
Soft Drinks - 14.3%
Coca-Cola Bottling Co. CONSOLIDATED	94,145	6,462,113
Coca-Cola FEMSA SAB de CV sponsored ADR	38,829	5,477,995
Coca-Cola Hellenic Bottling Co. SA sponsored ADR	88,006	2,026,778
Coca-Cola Icecek A/S	358,162	7,015,513
Embotelladora Andina SA:
ADR	43,689	1,321,592
sponsored ADR	241,600	9,173,552
Fomento Economico Mexicano SAB de CV sponsored ADR	13,387	1,312,997
PepsiCo, Inc.	476,071	33,424,945
The Coca-Cola Co.	6,295,457	238,723,729
		304,939,214
TOTAL BEVERAGES		598,130,199
FOOD & STAPLES RETAILING - 12.8%
Drug Retail - 8.5%
CVS Caremark Corp.	3,154,863	146,732,678
Drogasil SA	521,400	5,124,204
Walgreen Co.	856,660	29,049,341
		180,906,223
Food Distributors - 0.1%
Chefs' Warehouse Holdings (a)	212,300	3,356,463
Food Retail - 1.9%
Fresh Market, Inc. (a)	28,100	1,456,423
Kroger Co.	1,091,717	28,646,654
Susser Holdings Corp. (a)	134,000	4,892,340
The Pantry, Inc. (a)	427,135	5,484,413
		40,479,830

	Shares	Value
Hypermarkets & Super Centers - 2.3%
Wal-Mart Stores, Inc.	679,596	$ 48,944,504
TOTAL FOOD & STAPLES RETAILING		273,687,020
FOOD PRODUCTS - 10.3%
Agricultural Products - 3.1%
Archer Daniels Midland Co.	562,763	15,025,772
Bunge Ltd.	637,187	46,616,601
First Resources Ltd.	1,413,000	2,465,746
SLC Agricola SA	253,600	2,123,224
		66,231,343
Packaged Foods & Meats - 7.2%
Annie's, Inc.	80,671	2,893,669
Calavo Growers, Inc.	68,273	1,642,648
Green Mountain Coffee Roasters, Inc. (a)(d)	362,037	13,275,897
Lindt & Spruengli AG	121	4,571,938
Mead Johnson Nutrition Co. Class A	512,216	34,928,009
Nestle SA	458,726	30,022,372
TreeHouse Foods, Inc. (a)	114,300	5,993,892
Tyson Foods, Inc. Class A	593,100	11,369,727
Ulker Biskuvi Sanayi A/S	437,525	2,169,444
Unilever NV (NY Reg.)	1,147,171	43,397,479
Want Want China Holdings Ltd.	1,771,000	2,586,736
		152,851,811
TOTAL FOOD PRODUCTS		219,083,154
HOUSEHOLD PRODUCTS - 17.3%
Household Products - 17.3%
Colgate-Palmolive Co.	559,871	60,746,004
Procter & Gamble Co.	4,430,558	309,385,865
		370,131,869
PERSONAL PRODUCTS - 2.3%
Personal Products - 2.3%
Hengan International Group Co. Ltd.	576,500	5,206,962
Herbalife Ltd.	23,190	1,066,044
L'Oreal SA	206,200	27,983,896
Natura Cosmeticos SA	68,400	1,810,513
Nu Skin Enterprises, Inc. Class A (d)	303,319	13,770,683
		49,838,098
PHARMACEUTICALS - 2.0%
Pharmaceuticals - 2.0%
Johnson & Johnson	613,460	42,776,566
TOBACCO - 22.2%
Tobacco - 22.2%
Altria Group, Inc.	3,089,820	104,466,814
British American Tobacco PLC sponsored ADR	2,723,391	287,127,113
ITC Ltd.	392,068	2,156,681
Japan Tobacco, Inc.	187,900	5,634,100
Common Stocks - continued
	Shares	Value
TOBACCO - CONTINUED
Tobacco - continued
Lorillard, Inc.	128,411	$ 15,558,277
Philip Morris International, Inc.	554,847	49,869,648
Souza Cruz SA	478,600	6,959,052
Swedish Match Co. AB	57,200	2,013,458
		473,785,143
TOTAL COMMON STOCKS (Cost $1,533,420,887)		2,027,432,049
Money Market Funds - 5.2%

Fidelity Cash Central Fund, 0.19% (b)	97,540,721	97,540,721
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	13,720,739	13,720,739
TOTAL MONEY MARKET FUNDS (Cost $111,261,460)		111,261,460
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $1,644,682,347)		2,138,693,509
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,087,978)
NET ASSETS - 100%		$ 2,136,605,531
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 82,009
Fidelity Securities Lending Cash Central Fund	381,468
Total	$ 463,477
Other Information

The following is a summary of the inputs used, as of November 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 2,027,432,049	$ 1,952,002,206	$ 75,429,843	$ -
Money Market Funds	111,261,460	111,261,460	-	-
Total Investments in Securities:	$ 2,138,693,509	$ 2,063,263,666	$ 75,429,843	$ -
Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $1,647,948,999. Net unrealized appreciation aggregated $490,744,510, of which $497,457,314 related to appreciated investment securities and $6,712,804 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Industrials Portfolio

November 30, 2012

1.810678.108

CYC-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
AEROSPACE & DEFENSE - 16.4%
Aerospace & Defense - 16.4%
Honeywell International, Inc.	356,496	$ 21,863,900
Precision Castparts Corp.	105,349	19,319,953
Teledyne Technologies, Inc. (a)	130,822	8,241,786
Textron, Inc.	609,033	14,306,185
United Technologies Corp.	497,285	39,837,501
		103,569,325
AUTO COMPONENTS - 0.7%
Auto Parts & Equipment - 0.7%
Johnson Controls, Inc.	171,919	4,734,649
BUILDING PRODUCTS - 0.8%
Building Products - 0.8%
American Woodmark Corp. (a)	67,906	1,929,209
Armstrong World Industries, Inc.	70,500	3,560,955
		5,490,164
CHEMICALS - 0.5%
Specialty Chemicals - 0.5%
Cytec Industries, Inc.	45,339	3,112,069
COMMERCIAL SERVICES & SUPPLIES - 4.7%
Diversified Support Services - 0.5%
Aggreko PLC	81,900	2,928,743
Environmental & Facility Services - 2.1%
Republic Services, Inc.	390,561	11,119,272
Stericycle, Inc. (a)	23,886	2,232,624
		13,351,896
Office Services & Supplies - 0.3%
Mine Safety Appliances Co.	51,800	2,003,624
Security & Alarm Services - 1.8%
ADT Corp.	155,947	7,157,967
Corrections Corp. of America	125,199	4,244,246
		11,402,213
TOTAL COMMERCIAL SERVICES & SUPPLIES		29,686,476
CONSTRUCTION & ENGINEERING - 3.7%
Construction & Engineering - 3.7%
AECOM Technology Corp. (a)	201,859	4,559,995
EMCOR Group, Inc.	183,142	6,016,215
Jacobs Engineering Group, Inc. (a)	210,816	8,630,807
MasTec, Inc. (a)	97,886	2,235,716
Quanta Services, Inc. (a)	30,909	799,307
URS Corp.	27,100	1,021,128
		23,263,168
ELECTRICAL EQUIPMENT - 5.7%
Electrical Components & Equipment - 5.7%
AMETEK, Inc.	256,512	9,575,593
Brady Corp. Class A	113,021	3,609,891

	Shares	Value
Emerson Electric Co.	140,552	$ 7,059,927
Hubbell, Inc. Class B	102,126	8,604,116
Regal-Beloit Corp.	100,312	6,996,762
		35,846,289
INDUSTRIAL CONGLOMERATES - 21.4%
Industrial Conglomerates - 21.4%
3M Co.	167,833	15,264,411
Carlisle Companies, Inc.	78,446	4,445,535
Danaher Corp.	462,498	24,961,017
General Electric Co.	4,286,215	90,567,723
		135,238,686
MACHINERY - 28.2%
Construction & Farm Machinery & Heavy Trucks - 10.7%
Cummins, Inc.	191,856	18,832,585
Deere & Co.	178,946	15,040,411
Manitowoc Co., Inc. (d)	479,649	7,194,735
Oshkosh Truck Corp. (a)	180,106	5,286,111
PACCAR, Inc.	194,481	8,545,495
Toro Co.	114,086	5,117,898
WABCO Holdings, Inc. (a)	47,900	2,972,195
Wabtec Corp.	51,900	4,391,778
		67,381,208
Industrial Machinery - 17.5%
Actuant Corp. Class A	124,816	3,590,956
Donaldson Co., Inc.	97,500	3,274,050
Dover Corp.	115,714	7,358,253
Eaton Corp.	239,429	12,488,617
Graco, Inc.	126,900	6,270,129
IDEX Corp.	18,500	831,575
Illinois Tool Works, Inc.	273,369	16,831,329
Ingersoll-Rand PLC	211,364	10,310,336
Pall Corp.	119,960	7,135,221
Parker Hannifin Corp.	147,304	12,101,024
Pentair Ltd.	177,446	8,604,357
Timken Co.	177,237	7,984,527
TriMas Corp. (a)	260,161	6,738,170
Valmont Industries, Inc.	52,265	7,299,330
		110,817,874
TOTAL MACHINERY		178,199,082
PROFESSIONAL SERVICES - 5.2%
Human Resource & Employment Services - 2.3%
Manpower, Inc.	112,863	4,338,454
Towers Watson & Co.	195,278	10,326,301
		14,664,755
Research & Consulting Services - 2.9%
Bureau Veritas SA	56,278	6,244,040
Common Stocks - continued
	Shares	Value
PROFESSIONAL SERVICES - CONTINUED
Research & Consulting Services - continued
IHS, Inc. Class A (a)	72,060	$ 6,639,608
Nielsen Holdings B.V. (a)	194,844	5,517,982
		18,401,630
TOTAL PROFESSIONAL SERVICES		33,066,385
ROAD & RAIL - 5.7%
Railroads - 4.5%
Genesee & Wyoming, Inc. Class A (a)	35,951	2,622,625
Union Pacific Corp.	212,808	26,128,566
		28,751,191
Trucking - 1.2%
J.B. Hunt Transport Services, Inc.	115,619	6,873,550
Quality Distribution, Inc. (a)	81,087	542,472
		7,416,022
TOTAL ROAD & RAIL		36,167,213
TRADING COMPANIES & DISTRIBUTORS - 3.0%
Trading Companies & Distributors - 3.0%
W.W. Grainger, Inc.	38,519	7,473,456
Watsco, Inc.	82,329	5,902,166
WESCO International, Inc. (a)	85,650	5,537,273
		18,912,895
TOTAL COMMON STOCKS (Cost $502,864,916)		607,286,401
Convertible Preferred Stocks - 0.2%

AEROSPACE & DEFENSE - 0.2%
Aerospace & Defense - 0.2%
United Technologies Corp. 7.50% (Cost $1,388,022)	26,900	1,471,968
Convertible Bonds - 0.4%
	Principal Amount
BUILDING PRODUCTS - 0.4%
Building Products - 0.4%
Aspen Aerogels, Inc.:
8% 6/1/14 (f)	$ 1,179,681	1,179,681
8% 12/6/14 (f)	1,348,600	1,348,600
TOTAL CONVERTIBLE BONDS (Cost $2,528,281)		2,528,281
U.S. Treasury Obligations - 0.1%

U.S. Treasury Bills, yield at date of purchase 0.08% 2/14/13 (e) (Cost $449,925)	450,000	449,945
Money Market Funds - 6.7%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (b)	38,943,941	$ 38,943,941
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	3,050,000	3,050,000
TOTAL MONEY MARKET FUNDS (Cost $41,993,941)		41,993,941
TOTAL INVESTMENT PORTFOLIO - 103.4% (Cost $549,225,085)		653,730,536
NET OTHER ASSETS (LIABILITIES) - (3.4)%		(21,392,250)
NET ASSETS - 100%		$ 632,338,286
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
149 CME E-mini Industrial Select Sector Index Contracts	Dec. 2012	$ 5,504,060	$ (27,044)

The face value of futures purchased as a percentage of net assets is 0.9%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $449,945.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,528,281 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspen Aerogels, Inc. 8% 6/1/14	6/14/11	$ 1,179,681
Aspen Aerogels, Inc. 8% 12/6/14	12/6/11 - 6/12/12	$ 1,348,600
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 27,360
Fidelity Securities Lending Cash Central Fund	24,620
Total	$ 51,980
Other Information

The following is a summary of the inputs used, as of November 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 607,286,401	$ 607,286,401	$ -	$ -
Convertible Preferred Stocks	1,471,968	1,471,968	-	-
Convertible Bonds	2,528,281	-	-	2,528,281
U.S. Treasury Obligations	449,945	-	449,945	-
Money Market Funds	41,993,941	41,993,941	-	-
Total Investments in Securities:	$ 653,730,536	$ 650,752,310	$ 449,945	$ 2,528,281
Derivative Instruments:
Liabilities
Futures Contracts	$ (27,044)	$ (27,044)	$ -	$ -
Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $550,763,283. Net unrealized appreciation aggregated $102,967,253, of which $106,151,673 related to appreciated investment securities and $3,184,420 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Select
Materials Portfolio
Class A
Class T
Class B
Class C
Institutional Class

November 30, 2012

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Select Materials Portfolio

1.860866.105

AMF-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value
CHEMICALS - 60.0%
Commodity Chemicals - 1.7%
Arkema SA	69,701	$ 7,129,594
Westlake Chemical Corp.	239,370	17,332,782
		24,462,376
Diversified Chemicals - 16.8%
E.I. du Pont de Nemours & Co.	2,050,586	88,462,280
Eastman Chemical Co.	903,963	55,006,149
FMC Corp.	582,535	32,307,391
Lanxess AG	88,393	7,694,240
PPG Industries, Inc.	482,827	60,000,911
		243,470,971
Fertilizers & Agricultural Chemicals - 9.0%
Monsanto Co.	1,425,652	130,575,468
Industrial Gases - 7.4%
Air Products & Chemicals, Inc.	1,045,378	86,703,651
Airgas, Inc.	232,766	20,616,085
		107,319,736
Specialty Chemicals - 25.1%
Albemarle Corp.	634,711	37,949,371
Ashland, Inc.	496,186	35,189,511
Cytec Industries, Inc.	325,130	22,316,923
Ecolab, Inc.	864,182	62,290,239
LyondellBasell Industries NV Class A	1,341,062	66,691,013
PolyOne Corp.	229,951	4,631,213
Rockwood Holdings, Inc.	341,532	15,666,073
Sherwin-Williams Co.	285,827	43,594,334
Sigma Aldrich Corp.	484,644	35,146,383
W.R. Grace & Co. (a)	610,196	39,949,532
		363,424,592
TOTAL CHEMICALS		869,253,143
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Environmental & Facility Services - 0.0%
Swisher Hygiene, Inc. (a)	262,171	337,414
CONSTRUCTION MATERIALS - 2.4%
Construction Materials - 2.4%
Lafarge SA (Bearer)	120,300	6,988,897
Martin Marietta Materials, Inc. (d)	312,011	28,080,990
		35,069,887
CONTAINERS & PACKAGING - 7.8%
Metal & Glass Containers - 5.3%
Aptargroup, Inc.	575,839	27,450,245

	Shares	Value
Ball Corp.	808,402	$ 36,127,485
Silgan Holdings, Inc.	292,778	13,022,765
		76,600,495
Paper Packaging - 2.5%
Rock-Tenn Co. Class A	558,359	36,315,669
TOTAL CONTAINERS & PACKAGING		112,916,164
METALS & MINING - 20.1%
Diversified Metals & Mining - 8.3%
Copper Mountain Mining Corp. (a)	1,992,200	7,520,763
First Quantum Minerals Ltd.	652,500	13,400,111
Freeport-McMoRan Copper & Gold, Inc.	2,045,745	79,804,512
HudBay Minerals, Inc.	304,000	2,940,998
Iluka Resources Ltd.	257,420	2,210,936
Inmet Mining Corp.	10,500	716,137
Turquoise Hill Resources Ltd. (a)	1,715,140	12,915,133
		119,508,590
Gold - 6.0%
Allied Nevada Gold Corp. (a)	404,472	13,165,564
Barrick Gold Corp.	204,800	7,110,839
Franco-Nevada Corp.	247,800	14,024,579
Goldcorp, Inc.	486,600	18,962,386
Newmont Mining Corp.	446,921	21,045,510
Royal Gold, Inc.	156,951	12,675,363
		86,984,241
Steel - 5.8%
Carpenter Technology Corp.	449,255	21,770,897
Commercial Metals Co.	921,189	12,482,111
Haynes International, Inc.	273,652	12,735,764
Nucor Corp.	365,342	15,044,784
Reliance Steel & Aluminum Co.	390,602	22,029,953
		84,063,509
TOTAL METALS & MINING		290,556,340
OIL, GAS & CONSUMABLE FUELS - 0.7%
Coal & Consumable Fuels - 0.7%
Peabody Energy Corp.	409,968	10,294,296
PAPER & FOREST PRODUCTS - 3.4%
Paper Products - 3.4%
International Paper Co.	1,319,769	49,016,221
TRADING COMPANIES & DISTRIBUTORS - 0.4%
Trading Companies & Distributors - 0.4%
MRC Global, Inc.	195,700	5,485,471
TOTAL COMMON STOCKS (Cost $1,144,036,628)		1,372,928,936
Convertible Bonds - 0.5%
	Principal Amount	Value
BUILDING PRODUCTS - 0.5%
Building Products - 0.5%
Aspen Aerogels, Inc. 8% 6/1/14 (f) (Cost $7,861,200)	$ 7,861,200	$ 7,861,200
U.S. Treasury Obligations - 0.1%

U.S. Treasury Bills, yield at date of purchase 0.08% 2/14/13 (e) (Cost $849,858)	850,000	849,896
Money Market Funds - 6.0%
	Shares
Fidelity Cash Central Fund, 0.19% (b)	61,064,041	61,064,041
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	25,432,050	25,432,050
TOTAL MONEY MARKET FUNDS (Cost $86,496,091)		86,496,091
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $1,239,243,777)		1,468,136,123
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(19,716,908)
NET ASSETS - 100%		$ 1,448,419,215
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
350 CME E-mini S&P Materials Select Sector Index Contracts	Dec. 2012	$ 13,482,000	$ (24,780)

The face value of futures purchased as a percentage of net assets is 0.9%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $699,915.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,861,200 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspen Aerogels, Inc. 8% 6/1/14	6/1/11	$ 7,861,200
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 75,878
Fidelity Securities Lending Cash Central Fund	403,195
Total	$ 479,073
Other Information

The following is a summary of the inputs used, as of November 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,372,928,936	$ 1,372,591,522	$ 337,414	$ -
Convertible Bonds	7,861,200	-	-	7,861,200
U.S. Treasury Obligations	849,896	-	849,896	-
Money Market Funds	86,496,091	86,496,091	-	-
Total Investments in Securities:	$ 1,468,136,123	$ 1,459,087,613	$ 1,187,310	$ 7,861,200
Derivative Instruments:
Liabilities
Futures Contracts	$ (24,780)	$ (24,780)	$ -	$ -
Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $1,241,992,280. Net unrealized appreciation aggregated $226,143,843, of which $264,934,884 related to appreciated investment securities and $38,791,041 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Materials Portfolio

November 30, 2012

1.810697.108

IND-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value
CHEMICALS - 60.0%
Commodity Chemicals - 1.7%
Arkema SA	69,701	$ 7,129,594
Westlake Chemical Corp.	239,370	17,332,782
		24,462,376
Diversified Chemicals - 16.8%
E.I. du Pont de Nemours & Co.	2,050,586	88,462,280
Eastman Chemical Co.	903,963	55,006,149
FMC Corp.	582,535	32,307,391
Lanxess AG	88,393	7,694,240
PPG Industries, Inc.	482,827	60,000,911
		243,470,971
Fertilizers & Agricultural Chemicals - 9.0%
Monsanto Co.	1,425,652	130,575,468
Industrial Gases - 7.4%
Air Products & Chemicals, Inc.	1,045,378	86,703,651
Airgas, Inc.	232,766	20,616,085
		107,319,736
Specialty Chemicals - 25.1%
Albemarle Corp.	634,711	37,949,371
Ashland, Inc.	496,186	35,189,511
Cytec Industries, Inc.	325,130	22,316,923
Ecolab, Inc.	864,182	62,290,239
LyondellBasell Industries NV Class A	1,341,062	66,691,013
PolyOne Corp.	229,951	4,631,213
Rockwood Holdings, Inc.	341,532	15,666,073
Sherwin-Williams Co.	285,827	43,594,334
Sigma Aldrich Corp.	484,644	35,146,383
W.R. Grace & Co. (a)	610,196	39,949,532
		363,424,592
TOTAL CHEMICALS		869,253,143
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Environmental & Facility Services - 0.0%
Swisher Hygiene, Inc. (a)	262,171	337,414
CONSTRUCTION MATERIALS - 2.4%
Construction Materials - 2.4%
Lafarge SA (Bearer)	120,300	6,988,897
Martin Marietta Materials, Inc. (d)	312,011	28,080,990
		35,069,887
CONTAINERS & PACKAGING - 7.8%
Metal & Glass Containers - 5.3%
Aptargroup, Inc.	575,839	27,450,245

	Shares	Value
Ball Corp.	808,402	$ 36,127,485
Silgan Holdings, Inc.	292,778	13,022,765
		76,600,495
Paper Packaging - 2.5%
Rock-Tenn Co. Class A	558,359	36,315,669
TOTAL CONTAINERS & PACKAGING		112,916,164
METALS & MINING - 20.1%
Diversified Metals & Mining - 8.3%
Copper Mountain Mining Corp. (a)	1,992,200	7,520,763
First Quantum Minerals Ltd.	652,500	13,400,111
Freeport-McMoRan Copper & Gold, Inc.	2,045,745	79,804,512
HudBay Minerals, Inc.	304,000	2,940,998
Iluka Resources Ltd.	257,420	2,210,936
Inmet Mining Corp.	10,500	716,137
Turquoise Hill Resources Ltd. (a)	1,715,140	12,915,133
		119,508,590
Gold - 6.0%
Allied Nevada Gold Corp. (a)	404,472	13,165,564
Barrick Gold Corp.	204,800	7,110,839
Franco-Nevada Corp.	247,800	14,024,579
Goldcorp, Inc.	486,600	18,962,386
Newmont Mining Corp.	446,921	21,045,510
Royal Gold, Inc.	156,951	12,675,363
		86,984,241
Steel - 5.8%
Carpenter Technology Corp.	449,255	21,770,897
Commercial Metals Co.	921,189	12,482,111
Haynes International, Inc.	273,652	12,735,764
Nucor Corp.	365,342	15,044,784
Reliance Steel & Aluminum Co.	390,602	22,029,953
		84,063,509
TOTAL METALS & MINING		290,556,340
OIL, GAS & CONSUMABLE FUELS - 0.7%
Coal & Consumable Fuels - 0.7%
Peabody Energy Corp.	409,968	10,294,296
PAPER & FOREST PRODUCTS - 3.4%
Paper Products - 3.4%
International Paper Co.	1,319,769	49,016,221
TRADING COMPANIES & DISTRIBUTORS - 0.4%
Trading Companies & Distributors - 0.4%
MRC Global, Inc.	195,700	5,485,471
TOTAL COMMON STOCKS (Cost $1,144,036,628)		1,372,928,936
Convertible Bonds - 0.5%
	Principal Amount	Value
BUILDING PRODUCTS - 0.5%
Building Products - 0.5%
Aspen Aerogels, Inc. 8% 6/1/14 (f) (Cost $7,861,200)	$ 7,861,200	$ 7,861,200
U.S. Treasury Obligations - 0.1%

U.S. Treasury Bills, yield at date of purchase 0.08% 2/14/13 (e) (Cost $849,858)	850,000	849,896
Money Market Funds - 6.0%
	Shares
Fidelity Cash Central Fund, 0.19% (b)	61,064,041	61,064,041
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	25,432,050	25,432,050
TOTAL MONEY MARKET FUNDS (Cost $86,496,091)		86,496,091
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $1,239,243,777)		1,468,136,123
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(19,716,908)
NET ASSETS - 100%		$ 1,448,419,215
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
350 CME E-mini S&P Materials Select Sector Index Contracts	Dec. 2012	$ 13,482,000	$ (24,780)

The face value of futures purchased as a percentage of net assets is 0.9%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $699,915.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,861,200 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspen Aerogels, Inc. 8% 6/1/14	6/1/11	$ 7,861,200
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 75,878
Fidelity Securities Lending Cash Central Fund	403,195
Total	$ 479,073
Other Information

The following is a summary of the inputs used, as of November 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,372,928,936	$ 1,372,591,522	$ 337,414	$ -
Convertible Bonds	7,861,200	-	-	7,861,200
U.S. Treasury Obligations	849,896	-	849,896	-
Money Market Funds	86,496,091	86,496,091	-	-
Total Investments in Securities:	$ 1,468,136,123	$ 1,459,087,613	$ 1,187,310	$ 7,861,200
Derivative Instruments:
Liabilities
Futures Contracts	$ (24,780)	$ (24,780)	$ -	$ -
Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $1,241,992,280. Net unrealized appreciation aggregated $226,143,843, of which $264,934,884 related to appreciated investment securities and $38,791,041 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Transportation Portfolio

November 30, 2012

1.810722.108

TRN-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.7%
	Shares	Value
AEROSPACE & DEFENSE - 2.6%
Aerospace & Defense - 2.6%
Ducommun, Inc. (a)	58,500	$ 916,695
General Dynamics Corp.	13,000	864,500
Rockwell Collins, Inc.	30,100	1,721,118
United Technologies Corp.	10,700	857,177
		4,359,490
AIR FREIGHT & LOGISTICS - 30.3%
Air Freight & Logistics - 30.3%
Air Transport Services Group, Inc. (a)	116,308	440,807
C.H. Robinson Worldwide, Inc.	87,196	5,383,481
Expeditors International of Washington, Inc.	73,000	2,731,660
FedEx Corp.	102,600	9,185,778
Forward Air Corp.	48,700	1,619,275
Hub Group, Inc. Class A (a)	96,300	3,117,231
Pacer International, Inc. (a)	63,854	221,573
United Parcel Service, Inc. Class B	372,400	27,226,164
UTI Worldwide, Inc.	23,300	328,996
		50,254,965
AIRLINES - 17.6%
Airlines - 17.6%
Alaska Air Group, Inc. (a)	99,200	4,240,800
Copa Holdings SA Class A	18,500	1,754,540
Dart Group PLC	638,217	1,186,122
Delta Air Lines, Inc. (a)	688,802	6,888,020
Republic Airways Holdings, Inc. (a)	205,400	1,193,374
SkyWest, Inc.	203,000	2,352,770
Southwest Airlines Co.	570,600	5,437,818
Spirit Airlines, Inc. (a)	70,600	1,184,668
United Continental Holdings, Inc. (a)(d)	193,636	3,915,320
US Airways Group, Inc. (a)	78,100	1,006,709
		29,160,141
AUTO COMPONENTS - 0.2%
Auto Parts & Equipment - 0.2%
Stoneridge, Inc. (a)	64,208	316,545
CONSTRUCTION & ENGINEERING - 0.0%
Construction & Engineering - 0.0%
Cosco International Holdings Ltd.	24,000	9,847
MACHINERY - 0.7%
Construction & Farm Machinery & Heavy Trucks - 0.7%
ASL Marine Holdings Ltd.	1,250,200	665,763
Wabtec Corp.	5,100	431,562
		1,097,325

	Shares	Value
MARINE - 0.9%
Marine - 0.9%
Diana Shipping, Inc. (a)	25,100	$ 186,493
Kirby Corp. (a)	22,520	1,303,458
		1,489,951
MEDIA - 0.4%
Movies & Entertainment - 0.4%
Advanced Inflight Alliance AG	87,100	566,390
OIL, GAS & CONSUMABLE FUELS - 0.8%
Oil & Gas Storage & Transport - 0.8%
Scorpio Tankers, Inc. (a)	203,800	1,304,320
ROAD & RAIL - 40.7%
Railroads - 27.8%
CSX Corp.	356,519	7,044,815
Kansas City Southern	32,000	2,500,800
Norfolk Southern Corp.	96,100	5,802,518
Union Pacific Corp.	249,968	30,691,074
		46,039,207
Trucking - 12.9%
AMERCO	12,800	1,536,128
Con-way, Inc.	86,700	2,435,403
Contrans Group, Inc.:
(sub. vtg.) (a)(e)	12,800	119,708
Class A	74,100	692,997
DSV de Sammensluttede Vognmaend A/S	18,300	431,954
J.B. Hunt Transport Services, Inc.	88,200	5,243,490
Landstar System, Inc.	71,700	3,625,869
Marten Transport Ltd.	70,200	1,328,184
Quality Distribution, Inc. (a)	118,000	789,420
Roadrunner Transportation Systems, Inc. (a)	38,300	689,783
Ryder System, Inc.	42,700	2,009,889
Swift Transporation Co. (a)	157,000	1,328,220
Universal Truckload Services, Inc.	53,800	834,438
Vitran Corp., Inc. (a)	64,600	324,938
		21,390,421
TOTAL ROAD & RAIL		67,429,628
SPECIALTY RETAIL - 0.5%
Specialty Stores - 0.5%
Staples, Inc.	75,300	881,010
TOTAL COMMON STOCKS (Cost $131,151,135)		156,869,612
Convertible Bonds - 0.5%
	Principal Amount	Value
MARINE - 0.5%
Marine - 0.5%
DryShips, Inc. 5% 12/1/14 (Cost $783,975)	$ 1,020,000	$ 787,950
Money Market Funds - 4.7%
	Shares
Fidelity Cash Central Fund, 0.19% (b)	7,672,018	7,672,018
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	186,750	186,750
TOTAL MONEY MARKET FUNDS (Cost $7,858,768)		7,858,768
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $139,793,878)		165,516,330
NET OTHER ASSETS (LIABILITIES) - 0.1%		215,529
NET ASSETS - 100%		$ 165,731,859
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $119,708 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,349
Fidelity Securities Lending Cash Central Fund	22,442
Total	$ 32,791
Other Information

The following is a summary of the inputs used, as of November 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 156,869,612	$ 156,869,612	$ -	$ -
Convertible Bonds	787,950	-	787,950	-
Money Market Funds	7,858,768	7,858,768	-	-
Total Investments in Securities:	$ 165,516,330	$ 164,728,380	$ 787,950	$ -
Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $139,998,555. Net unrealized appreciation aggregated $25,517,775, of which $29,838,064 related to appreciated investment securities and $4,320,289 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Construction and
Housing Portfolio

November 30, 2012

1.810672.108

HOU-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
BUILDING PRODUCTS - 4.8%
Building Products - 4.8%
American Woodmark Corp. (a)	95,721	$ 2,719,434
Armstrong World Industries, Inc.	82,050	4,144,346
Lennox International, Inc.	16,900	888,771
Masco Corp.	216,900	3,678,624
Owens Corning (a)	87,369	3,021,220
USG Corp. (a)(d)	177,900	4,773,057
		19,225,452
COMMERCIAL SERVICES & SUPPLIES - 0.8%
Office Services & Supplies - 0.8%
Interface, Inc.	210,780	3,096,358
CONSTRUCTION & ENGINEERING - 13.6%
Construction & Engineering - 13.6%
AECOM Technology Corp. (a)	113,900	2,573,001
Dycom Industries, Inc. (a)	288,300	5,177,868
Fluor Corp.	261,500	13,880,420
Foster Wheeler AG (a)	213,734	4,800,466
Furmanite Corp. (a)	410,696	1,819,383
Jacobs Engineering Group, Inc. (a)	209,150	8,562,601
KBR, Inc.	102,500	2,849,500
MasTec, Inc. (a)	77,200	1,763,248
Quanta Services, Inc. (a)	349,000	9,025,140
Tutor Perini Corp. (a)	181,900	2,339,234
URS Corp.	41,771	1,573,931
		54,364,792
CONSTRUCTION MATERIALS - 6.8%
Construction Materials - 6.8%
Eagle Materials, Inc.	102,600	5,460,372
James Hardie Industries NV CDI	207,567	1,969,048
Lafarge SA (Bearer)	49,900	2,898,969
Martin Marietta Materials, Inc.	76,200	6,858,000
Vulcan Materials Co.	191,860	10,137,882
		27,324,271
ELECTRICAL EQUIPMENT - 0.2%
Heavy Electrical Equipment - 0.2%
Babcock & Wilcox Co.	37,800	952,182
ENERGY EQUIPMENT & SERVICES - 0.7%
Oil & Gas Equipment & Services - 0.7%
McDermott International, Inc. (a)	257,100	2,707,263
HEALTH CARE PROVIDERS & SERVICES - 0.7%
Health Care Facilities - 0.7%
Brookdale Senior Living, Inc. (a)	109,500	2,798,820
HOUSEHOLD DURABLES - 12.6%
Homebuilding - 12.3%
D.R. Horton, Inc.	431,537	8,397,710
KB Home (d)	211,600	3,038,576

	Shares	Value
Lennar Corp. Class A (d)	258,978	$ 9,851,523
M/I Homes, Inc. (a)	207,900	4,575,879
Meritage Homes Corp. (a)	32,400	1,134,648
PulteGroup, Inc. (a)	268,283	4,509,837
Ryland Group, Inc.	175,170	5,859,437
Toll Brothers, Inc. (a)	372,114	11,848,110
		49,215,720
Household Appliances - 0.3%
Whirlpool Corp.	9,700	987,848
TOTAL HOUSEHOLD DURABLES		50,203,568
MACHINERY - 0.7%
Industrial Machinery - 0.7%
Stanley Black & Decker, Inc.	41,300	2,969,883
REAL ESTATE INVESTMENT TRUSTS - 18.2%
Residential REITs - 16.9%
Apartment Investment & Management Co. Class A	327,271	8,204,684
AvalonBay Communities, Inc.	76,259	10,050,174
BRE Properties, Inc.	135,000	6,567,750
Camden Property Trust (SBI)	101,700	6,681,690
Equity Residential (SBI)	245,892	13,649,465
Essex Property Trust, Inc.	62,300	8,752,527
Home Properties, Inc.	101,900	6,000,891
Mid-America Apartment Communities, Inc.	6,090	379,529
Post Properties, Inc.	50,900	2,500,717
Sun Communities, Inc.	120,400	4,647,440
UDR, Inc.	8,438	194,158
		67,629,025
Retail REITs - 1.3%
CBL & Associates Properties, Inc.	229,500	5,166,045
TOTAL REAL ESTATE INVESTMENT TRUSTS		72,795,070
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.3%
Real Estate Operating Companies - 1.3%
Forest City Enterprises, Inc. Class A (a)	334,800	5,038,740
SPECIALTY RETAIL - 36.3%
Home Improvement Retail - 36.3%
Home Depot, Inc.	1,476,990	96,107,737
Lowe's Companies, Inc.	1,360,534	49,101,672
		145,209,409
THRIFTS & MORTGAGE FINANCE - 0.2%
Thrifts & Mortgage Finance - 0.2%
Walker & Dunlop, Inc. (a)	50,970	838,457
Common Stocks - continued
	Shares	Value
TRADING COMPANIES & DISTRIBUTORS - 0.8%
Trading Companies & Distributors - 0.8%
Watsco, Inc.	43,500	$ 3,118,515
TOTAL COMMON STOCKS (Cost $336,308,942)		390,642,780
Nonconvertible Preferred Stocks - 0.4%

HOUSEHOLD DURABLES - 0.4%
Homebuilding - 0.4%
M/I Homes, Inc. Series A, 9.75% (a) (Cost $1,428,107)	68,800	1,554,880
Money Market Funds - 7.7%

Fidelity Cash Central Fund, 0.19% (b)	14,175,764	14,175,764
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	16,762,275	16,762,275
TOTAL MONEY MARKET FUNDS (Cost $30,938,039)		30,938,039
TOTAL INVESTMENT PORTFOLIO - 105.8% (Cost $368,675,088)		423,135,699
NET OTHER ASSETS (LIABILITIES) - (5.8)%		(23,279,601)
NET ASSETS - 100%		$ 399,856,098
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,917
Fidelity Securities Lending Cash Central Fund	33,168
Total	$ 41,085
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $373,586,852. Net unrealized appreciation aggregated $49,548,847, of which $58,799,900 related to appreciated investment securities and $9,251,053 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
Telecommunications Portfolio
Class A
Class T
Class B
Class C
Institutional Class

November 30, 2012

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Select Telecommunications Portfolio

1.860867.105

ATLC-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.5%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 0.0%
Communications Equipment - 0.0%
Nortel Networks Corp. (a)	8,071	$ 0
DIVERSIFIED TELECOMMUNICATION SERVICES - 61.0%
Alternative Carriers - 7.6%
Cogent Communications Group, Inc.	398,602	8,426,446
Level 3 Communications, Inc. (a)	477,291	9,001,708
tw telecom, inc. (a)	318,557	8,183,729
Vonage Holdings Corp. (a)	1,966,800	4,779,324
		30,391,207
Integrated Telecommunication Services - 53.4%
AT&T, Inc.	1,980,219	67,584,874
Atlantic Tele-Network, Inc.	121,400	4,477,232
CenturyLink, Inc.	506,584	19,675,723
China Unicom Ltd. sponsored ADR	261,900	4,067,307
Frontier Communications Corp. (d)	2,118,100	10,188,061
General Communications, Inc. Class A (a)	1,224,900	10,325,907
PT Telkomunikasi Indonesia Tbk Series B	1,295,500	1,221,694
Telefonica Brasil SA sponsored ADR	186,363	4,088,804
Verizon Communications, Inc.	2,113,547	93,249,694
Windstream Corp.	182	1,525
		214,880,821
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		245,272,028
MEDIA - 2.3%
Cable & Satellite - 2.3%
Time Warner Cable, Inc.	21,800	2,068,602
Virgin Media, Inc. (d)	208,900	7,347,013
		9,415,615
REAL ESTATE INVESTMENT TRUSTS - 3.6%
Specialized REITs - 3.6%
American Tower Corp.	191,000	14,311,630
SOFTWARE - 0.1%
Application Software - 0.1%
Comverse Technology, Inc.	37	132
Comverse, Inc.	3	86
Synchronoss Technologies, Inc. (a)	29,003	529,595
		529,813
WIRELESS TELECOMMUNICATION SERVICES - 27.5%
Wireless Telecommunication Services - 27.5%
Clearwire Corp. Class A (a)(d)	4,460,536	10,348,444

	Shares	Value
Crown Castle International Corp. (a)	316,383	$ 21,362,180
Leap Wireless International, Inc. (a)(d)	445,500	2,895,750
MetroPCS Communications, Inc. (a)	641,106	6,827,779
Mobile TeleSystems OJSC sponsored ADR	67,800	1,181,754
NII Holdings, Inc. (a)(d)	492,400	2,496,468
NTELOS Holdings Corp.	15,706	202,607
NTT DoCoMo, Inc.	1,037	1,503,367
SBA Communications Corp. Class A (a)	292,682	20,142,375
Sprint Nextel Corp. (a)	3,502,250	20,067,893
Telephone & Data Systems, Inc.	519,600	11,955,996
Turkcell Iletisim Hizmet A/S (a)	314,000	1,897,526
Vodafone Group PLC sponsored ADR	366,500	9,455,700
		110,337,839
TOTAL COMMON STOCKS (Cost $384,438,746)		379,866,925
Money Market Funds - 8.6%

Fidelity Cash Central Fund, 0.19% (b)	5,794,071	5,794,071
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	28,841,524	28,841,524
TOTAL MONEY MARKET FUNDS (Cost $34,635,595)		34,635,595
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $419,074,341)		414,502,520
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(12,496,172)
NET ASSETS - 100%		$ 402,006,348
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 22,478
Fidelity Securities Lending Cash Central Fund	229,529
Total	$ 252,007
Other Information

The following is a summary of the inputs used, as of November 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 379,866,925	$ 375,244,338	$ 4,622,587	$ -
Money Market Funds	34,635,595	34,635,595	-	-
Total Investments in Securities:	$ 414,502,520	$ 409,879,933	$ 4,622,587	$ -
Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $427,658,505. Net unrealized depreciation aggregated $13,155,985, of which $37,555,428 related to appreciated investment securities and $50,711,413 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Automotive Portfolio

November 30, 2012

1.810666.108

AUT-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value
AUTO COMPONENTS - 47.7%
Auto Parts & Equipment - 44.5%
American Axle & Manufacturing Holdings, Inc. (a)	81,000	$ 847,260
Autoliv, Inc. (e)	50,855	3,069,608
BorgWarner, Inc. (a)	53,800	3,566,940
Dana Holding Corp.	145,600	2,064,608
Delphi Automotive PLC	151,578	5,152,136
Dorman Products, Inc.	17,300	591,660
Drew Industries, Inc.	30,800	999,768
Exide Technologies (a)	153,300	443,037
Federal-Mogul Corp. Class A (a)	53,624	421,485
Fuel Systems Solutions, Inc. (a)	22,600	341,486
Gentex Corp.	117,300	2,082,075
Gentherm, Inc. (a)	28,800	348,192
Johnson Controls, Inc.	147,170	4,053,062
Lear Corp.	62,000	2,707,540
Linamar Corp.	35,600	773,391
Magna International, Inc. Class A (sub. vtg.) (e)	72,484	3,382,125
Martinrea International, Inc. (a)	67,500	522,550
Modine Manufacturing Co. (a)	67,700	500,980
Motorcar Parts of America, Inc. (a)	49,000	317,520
Spartan Motors, Inc.	83,300	410,669
Standard Motor Products, Inc.	25,900	506,604
Stoneridge, Inc. (a)	54,789	270,110
Tenneco, Inc. (a)	105,246	3,375,239
Tower International, Inc. (a)	35,400	277,890
TRW Automotive Holdings Corp. (a)	101,200	5,124,768
Visteon Corp. (a)	29,400	1,472,940
		43,623,643
Tires & Rubber - 3.2%
Cooper Tire & Rubber Co.	55,800	1,393,884
The Goodyear Tire & Rubber Co. (a)	138,826	1,749,208
		3,143,092
TOTAL AUTO COMPONENTS		46,766,735
AUTOMOBILES - 45.7%
Automobile Manufacturers - 41.9%
Ford Motor Co.	801,361	9,175,583
General Motors Co. (a)	188,444	4,876,931
Honda Motor Co. Ltd. sponsored ADR	303,000	10,089,900
Thor Industries, Inc.	31,000	1,169,940
Toyota Motor Corp. sponsored ADR (e)	175,600	15,115,647
Winnebago Industries, Inc. (a)	41,600	591,552
		41,019,553

	Shares	Value
Motorcycle Manufacturers - 3.8%
Harley-Davidson, Inc.	79,800	$ 3,747,408
TOTAL AUTOMOBILES		44,766,961
MACHINERY - 1.4%
Construction & Farm Machinery & Heavy Trucks - 1.4%
Meritor, Inc. (a)	95,000	406,600
Westport Innovations, Inc. (a)(e)	38,300	1,005,375
		1,411,975
TOTAL COMMON STOCKS (Cost $73,052,492)		92,945,671
Nonconvertible Bonds - 0.0%
Principal Amount
AUTOMOBILES - 0.0%
Automobile Manufacturers - 0.0%
General Motors Corp. 6.75% 5/1/28 (d) (Cost $284,356)	$ 31,005,000	3
Money Market Funds - 14.0%
	Shares
Fidelity Cash Central Fund, 0.19% (b)	4,773,070	4,773,070
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	8,924,470	8,924,470
TOTAL MONEY MARKET FUNDS (Cost $13,697,540)		13,697,540
TOTAL INVESTMENT PORTFOLIO - 108.8% (Cost $87,034,388)		106,643,214
NET OTHER ASSETS (LIABILITIES) - (8.8)%		(8,663,208)
NET ASSETS - 100%		$ 97,980,006
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,719
Fidelity Securities Lending Cash Central Fund	128,492
Total	$ 135,211
Other Information

The following is a summary of the inputs used, as of November 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 92,945,671	$ 92,945,671	$ -	$ -
Nonconvertible Bonds	3	-	-	3
Money Market Funds	13,697,540	13,697,540	-	-
Total Investments in Securities:	$ 106,643,214	$ 106,643,211	$ -	$ 3
Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $87,300,494. Net unrealized appreciation aggregated $19,342,720, of which $23,382,082 related to appreciated investment securities and $4,039,362 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Multimedia Portfolio

November 30, 2012

1.810700.108

BAM-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
INTERNET SOFTWARE & SERVICES - 2.8%
Internet Software & Services - 2.8%
Baidu.com, Inc. sponsored ADR (a)	19,000	$ 1,829,890
Bankrate, Inc. (a)	118,300	1,423,149
Demand Media, Inc. (a)	105,200	936,280
Facebook, Inc. Class A	109,000	3,052,000
Google, Inc. Class A (a)	4,700	3,282,339
Mail.ru Group Ltd. GDR (Reg. S)	24,700	815,100
Yandex NV (a)	51,700	1,128,094
		12,466,852
MEDIA - 95.0%
Advertising - 4.3%
Lamar Advertising Co. Class A (a)	164,900	6,475,623
Omnicom Group, Inc.	236,200	11,748,588
ReachLocal, Inc. (a)	81,500	893,240
		19,117,451
Broadcasting - 12.2%
Belo Corp. Series A	193,300	1,391,760
CBS Corp. Class B	449,600	16,176,608
Discovery Communications, Inc. (a)	129,750	7,838,198
Discovery Communications, Inc. Class C (non-vtg.) (a)	120,750	6,795,810
Liberty Media Corp. Capital Series A (a)	132,893	14,616,901
Pandora Media, Inc. (a)(d)	251,400	2,192,208
Scripps Networks Interactive, Inc. Class A	68,100	4,020,624
Sinclair Broadcast Group, Inc. Class A	119,700	1,320,291
		54,352,400
Cable & Satellite - 39.8%
AMC Networks, Inc. Class A (a)	52,200	2,754,072
Cablevision Systems Corp. - NY Group Class A	444,700	6,154,648
Charter Communications, Inc. Class A (a)	77,500	5,490,875
Comcast Corp.:
Class A	1,742,050	64,769,418
Class A (special) (non-vtg.)	325,600	11,734,624
DIRECTV (a)	438,513	21,794,096
DISH Network Corp. Class A	300,500	11,130,520
Liberty Global, Inc.:
Class A (a)	150,375	8,427,015
Class C (a)	136,800	7,214,832
Sirius XM Radio, Inc. (a)(d)	2,524,560	7,018,277
Time Warner Cable, Inc.	215,269	20,426,875
Virgin Media, Inc. (d)	293,400	10,318,878
		177,234,130
Movies & Entertainment - 33.4%
Cinemark Holdings, Inc.	60,500	1,645,600
DreamWorks Animation SKG, Inc. Class A (a)(d)	118,300	2,026,479
Lions Gate Entertainment Corp. (a)(d)	263,000	4,307,940

	Shares	Value
Live Nation Entertainment, Inc. (a)	55,600	$ 488,168
News Corp.:
Class A	1,097,882	27,051,812
Class B	138,800	3,500,536
Regal Entertainment Group Class A (d)	265,000	4,128,700
The Walt Disney Co.	1,191,304	59,160,157
Time Warner, Inc.	635,966	30,081,192
Viacom, Inc. Class B (non-vtg.)	318,300	16,427,463
		148,818,047
Publishing - 5.3%
E.W. Scripps Co. Class A (a)	114,100	1,161,538
Gannett Co., Inc.	115,400	2,065,660
John Wiley & Sons, Inc. Class A	95,200	4,065,040
McGraw-Hill Companies, Inc.	293,700	15,598,407
The New York Times Co. Class A (a)	96,500	782,615
		23,673,260
TOTAL MEDIA		423,195,288
SOFTWARE - 0.2%
Home Entertainment Software - 0.2%
Nexon Co. Ltd.	83,200	935,172
TOTAL COMMON STOCKS (Cost $348,445,267)		436,597,312
Money Market Funds - 8.4%

Fidelity Cash Central Fund, 0.19% (b)	10,839,607	10,839,607
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	26,644,863	26,644,863
TOTAL MONEY MARKET FUNDS (Cost $37,484,470)		37,484,470
TOTAL INVESTMENT PORTFOLIO - 106.4% (Cost $385,929,737)		474,081,782
NET OTHER ASSETS (LIABILITIES) - (6.4)%		(28,432,218)
NET ASSETS - 100%		$ 445,649,564
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 18,269
Fidelity Securities Lending Cash Central Fund	92,603
Total	$ 110,872
Other Information

The following is a summary of the inputs used, as of November 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 436,597,312	$ 435,662,140	$ 935,172	$ -
Money Market Funds	37,484,470	37,484,470	-	-
Total Investments in Securities:	$ 474,081,782	$ 473,146,610	$ 935,172	$ -
Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $386,471,373. Net unrealized appreciation aggregated $87,610,409, of which $94,435,375 related to appreciated investment securities and $6,824,966 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Banking Portfolio

November 30, 2012

1.810667.108

BAN-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
CAPITAL MARKETS - 0.8%
Diversified Capital Markets - 0.8%
UBS AG (NY Shares)	238,900	$ 3,753,119
COMMERCIAL BANKS - 85.7%
Diversified Banks - 31.1%
Banco ABC Brasil SA	475,680	2,782,666
Banco do Brasil SA	114,800	1,177,119
BanColombia SA sponsored ADR	62,600	4,023,302
Comerica, Inc.	566,900	16,774,571
Itau Unibanco Holding SA sponsored ADR	403,100	6,106,965
U.S. Bancorp	1,899,200	61,268,190
Wells Fargo & Co.	1,798,092	59,355,017
		151,487,830
Regional Banks - 54.6%
1st Source Corp.	265,500	5,615,325
Bank of the Ozarks, Inc.	370,400	11,771,312
BB&T Corp.	518,900	14,617,413
BBCN Bancorp, Inc.	716,512	8,153,907
BOK Financial Corp.	42,200	2,322,688
CapitalSource, Inc.	482,500	3,884,125
Central Valley Community Bancorp	80,600	703,638
CIT Group, Inc. (a)	382,000	14,153,100
City National Corp.	196,300	9,557,847
Commerce Bancshares, Inc.	353,010	12,630,698
Cullen/Frost Bankers, Inc. (d)	233,800	12,767,818
CVB Financial Corp.	721,800	7,333,488
East West Bancorp, Inc.	450,900	9,536,535
Fifth Third Bancorp	581,600	8,514,624
First Horizon National Corp. (d)	861,000	8,145,060
First Republic Bank	247,200	8,360,304
Huntington Bancshares, Inc.	2,488,951	15,307,049
International Bancshares Corp.	248,800	4,503,280
KeyCorp	415,600	3,358,048
M&T Bank Corp.	206,700	20,200,791
National Bank Holdings Corp.	13,300	243,656
Oriental Financial Group, Inc.	213,180	2,566,687
PacWest Bancorp	222,000	5,530,020
PNC Financial Services Group, Inc.	264,441	14,845,718
Regions Financial Corp.	477,600	3,185,592
SunTrust Banks, Inc.	254,200	6,901,530
Susquehanna Bancshares, Inc.	1,001,300	10,293,364
SVB Financial Group (a)	169,165	9,341,291
Texas Capital Bancshares, Inc. (a)	226,700	10,210,568
UMB Financial Corp.	248,075	10,513,419
Western Alliance Bancorp. (a)	374,300	3,802,888
Wintrust Financial Corp.	202,800	7,461,012
		266,332,795
TOTAL COMMERCIAL BANKS		417,820,625

	Shares	Value
CONSUMER FINANCE - 1.7%
Consumer Finance - 1.7%
Capital One Financial Corp.	144,100	$ 8,300,160
IT SERVICES - 1.3%
Data Processing & Outsourced Services - 1.3%
Global Payments, Inc.	70,400	3,091,264
Total System Services, Inc.	156,200	3,428,590
		6,519,854
THRIFTS & MORTGAGE FINANCE - 7.0%
Thrifts & Mortgage Finance - 7.0%
Ocwen Financial Corp. (a)	212,100	7,605,906
People's United Financial, Inc.	829,200	10,107,948
Trustco Bank Corp., New York	1,126,300	5,935,601
Washington Federal, Inc.	378,000	6,074,460
WSFS Financial Corp.	105,000	4,557,000
		34,280,915
TOTAL COMMON STOCKS (Cost $473,660,061)		470,674,673
Money Market Funds - 4.1%

Fidelity Cash Central Fund, 0.19% (b)	14,936,495	14,936,495
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	5,028,875	5,028,875
TOTAL MONEY MARKET FUNDS (Cost $19,965,370)		19,965,370
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $493,625,431)		490,640,043
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(3,148,108)
NET ASSETS - 100%		$ 487,491,935
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 24,996
Fidelity Securities Lending Cash Central Fund	5,983
Total	$ 30,979
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $533,271,300. Net unrealized depreciation aggregated $42,631,257, of which $24,885,542 related to appreciated investment securities and $67,516,799 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Consumer
Discretionary Portfolio

November 30, 2012

1.810692.108

CPR-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
AUTO COMPONENTS - 0.9%
Auto Parts & Equipment - 0.9%
Delphi Automotive PLC	93,231	$ 3,168,922
COMMERCIAL SERVICES & SUPPLIES - 0.7%
Office Services & Supplies - 0.7%
Interface, Inc.	176,900	2,598,661
DISTRIBUTORS - 1.8%
Distributors - 1.8%
LKQ Corp. (a)	291,886	6,398,141
HOTELS, RESTAURANTS & LEISURE - 10.9%
Hotels, Resorts & Cruise Lines - 0.4%
Wyndham Worldwide Corp.	28,840	1,415,756
Restaurants - 10.5%
Buffalo Wild Wings, Inc. (a)	31,800	2,303,592
Domino's Pizza, Inc.	136,800	5,690,880
McDonald's Corp.	138,446	12,050,340
Panera Bread Co. Class A (a)	16,999	2,728,340
Texas Roadhouse, Inc. Class A	55,983	929,878
Yum! Brands, Inc.	202,339	13,572,900
		37,275,930
TOTAL HOTELS, RESTAURANTS & LEISURE		38,691,686
HOUSEHOLD DURABLES - 3.6%
Housewares & Specialties - 3.6%
Jarden Corp.	134,109	7,095,707
Newell Rubbermaid, Inc.	133,800	2,918,178
Tupperware Brands Corp.	43,700	2,833,945
		12,847,830
INTERNET & CATALOG RETAIL - 4.8%
Catalog Retail - 1.5%
Liberty Media Corp. Interactive Series A (a)	273,297	5,274,632
Internet Retail - 3.3%
Amazon.com, Inc. (a)	16,868	4,251,579
Priceline.com, Inc. (a)	11,003	7,296,749
		11,548,328
TOTAL INTERNET & CATALOG RETAIL		16,822,960
LEISURE EQUIPMENT & PRODUCTS - 1.4%
Leisure Products - 1.4%
Brunswick Corp.	196,932	5,074,938
MEDIA - 27.0%
Broadcasting - 1.4%
Discovery Communications, Inc. (a)	80,900	4,887,169
Cable & Satellite - 12.6%
Comcast Corp. Class A	809,660	30,103,160

	Shares	Value
DIRECTV (a)	199,315	$ 9,905,956
Sirius XM Radio, Inc. (a)(d)	1,624,777	4,516,880
		44,525,996
Movies & Entertainment - 13.0%
News Corp. Class A	592,206	14,591,956
The Walt Disney Co.	386,255	19,181,423
Time Warner, Inc.	256,327	12,124,267
		45,897,646
TOTAL MEDIA		95,310,811
MULTILINE RETAIL - 7.4%
General Merchandise Stores - 7.4%
Dollar General Corp. (a)	163,433	8,171,650
Dollar Tree, Inc. (a)	171,316	7,150,730
Target Corp.	172,036	10,860,633
		26,183,013
SPECIALTY RETAIL - 32.5%
Apparel Retail - 7.7%
Abercrombie & Fitch Co. Class A	73,880	3,390,353
Ascena Retail Group, Inc. (a)	201,244	4,045,004
Limited Brands, Inc.	104,640	5,456,976
Ross Stores, Inc.	115,300	6,562,876
TJX Companies, Inc.	175,671	7,789,252
		27,244,461
Automotive Retail - 5.3%
AutoZone, Inc. (a)	16,625	6,380,176
CarMax, Inc. (a)	179,963	6,525,458
O'Reilly Automotive, Inc. (a)	64,000	6,021,120
		18,926,754
Home Improvement Retail - 3.7%
Lowe's Companies, Inc.	358,335	12,932,310
Homefurnishing Retail - 2.9%
Bed Bath & Beyond, Inc. (a)	74,612	4,381,217
Mattress Firm Holding Corp.	41,251	1,180,191
Williams-Sonoma, Inc.	103,017	4,662,549
		10,223,957
Specialty Stores - 12.9%
Dick's Sporting Goods, Inc.	153,380	8,053,984
Hibbett Sports, Inc. (a)	56,300	3,025,562
PetSmart, Inc.	110,100	7,779,666
Sally Beauty Holdings, Inc. (a)	210,800	5,343,780
Signet Jewelers Ltd.	113,500	6,100,625
Tiffany & Co., Inc.	77,854	4,591,829
Tractor Supply Co.	51,339	4,601,001
Ulta Salon, Cosmetics & Fragrance, Inc.	38,985	3,909,416
Vitamin Shoppe, Inc. (a)	38,173	2,262,132
		45,667,995
TOTAL SPECIALTY RETAIL		114,995,477
Common Stocks - continued
	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS - 7.6%
Apparel, Accessories & Luxury Goods - 4.8%
Hanesbrands, Inc. (a)	131,700	$ 4,754,370
PVH Corp.	65,985	7,561,221
VF Corp.	29,344	4,710,005
		17,025,596
Footwear - 2.8%
NIKE, Inc. Class B	74,708	7,282,536
Wolverine World Wide, Inc.	55,900	2,419,352
		9,701,888
TOTAL TEXTILES, APPAREL & LUXURY GOODS		26,727,484
TOTAL COMMON STOCKS (Cost $303,121,269)		348,819,923
Money Market Funds - 2.8%

Fidelity Cash Central Fund, 0.19% (b)	4,887,451	4,887,451
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	4,874,100	4,874,100
TOTAL MONEY MARKET FUNDS (Cost $9,761,551)		9,761,551
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $312,882,820)		358,581,474
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(4,878,810)
NET ASSETS - 100%		$ 353,702,664
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,624
Fidelity Securities Lending Cash Central Fund	58,909
Total	$ 63,533
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $314,651,822. Net unrealized appreciation aggregated $43,929,652, of which $49,377,374 related to appreciated investment securities and $5,447,722 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Energy Portfolio

November 30, 2012

1.810683.108

ENE-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CHEMICALS - 0.9%
Specialty Chemicals - 0.9%
LyondellBasell Industries NV Class A	346,641	$ 17,238,457
ENERGY EQUIPMENT & SERVICES - 22.6%
Oil & Gas Drilling - 7.7%
Discovery Offshore S.A. (a)(e)	2,188,208	4,442,513
Ensco PLC Class A	1,044,773	60,837,132
Noble Corp.	1,629,596	56,204,766
Northern Offshore Ltd.	1,076,682	1,900,771
Ocean Rig UDW, Inc. (United States) (a)	639,938	10,079,024
Rowan Companies PLC (a)	421,084	13,360,995
Tuscany International Drilling, Inc. (a)	3,442,200	848,985
Unit Corp. (a)	100,017	4,492,764
Vantage Drilling Co. (a)	2,710,400	4,878,720
		157,045,670
Oil & Gas Equipment & Services - 14.9%
Anton Oilfield Services Group	1,334,000	538,750
Cameron International Corp. (a)	391,615	21,127,629
Compagnie Generale de Geophysique SA (a)	380,981	11,651,890
Core Laboratories NV	35,600	3,673,208
FMC Technologies, Inc. (a)	351,500	14,362,290
Fugro NV (Certificaten Van Aandelen)	629,564	37,774,391
Gulfmark Offshore, Inc. Class A (a)	351,794	11,025,224
Halliburton Co.	608,083	20,279,568
McDermott International, Inc. (a)	505,700	5,325,021
National Oilwell Varco, Inc.	1,273,708	86,994,256
Oceaneering International, Inc.	38,000	2,001,840
Oil States International, Inc. (a)	256,021	18,105,805
Petroleum Geo-Services ASA	118,800	1,991,378
Schlumberger Ltd.	837,894	60,009,968
Superior Energy Services, Inc. (a)	169,176	3,435,965
Total Energy Services, Inc.	173,000	2,413,832
Weatherford International Ltd. (a)	416,573	4,336,525
		305,047,540
TOTAL ENERGY EQUIPMENT & SERVICES		462,093,210
HOTELS, RESTAURANTS & LEISURE - 0.0%
Casinos & Gaming - 0.0%
Icahn Enterprises LP rights (a)	215,902	2
OIL, GAS & CONSUMABLE FUELS - 75.4%
Coal & Consumable Fuels - 1.4%
Cloud Peak Energy, Inc. (a)	265,900	5,044,123
Peabody Energy Corp.	947,425	23,789,842
		28,833,965
Integrated Oil & Gas - 38.8%
Chevron Corp.	1,707,576	180,473,707
ENI SpA sponsored ADR (d)	305,400	14,485,122

	Shares	Value
Exxon Mobil Corp.	2,558,302	$ 225,488,738
Hess Corp.	1,405,155	69,709,740
InterOil Corp. (a)(d)	188,600	10,497,476
Murphy Oil Corp.	1,090,268	61,861,806
Occidental Petroleum Corp.	1,557,785	117,161,010
Royal Dutch Shell PLC Class A sponsored ADR	903,161	60,484,692
Suncor Energy, Inc.	1,571,300	51,345,848
		791,508,139
Oil & Gas Exploration & Production - 25.5%
Anadarko Petroleum Corp.	772,332	56,526,979
Apache Corp.	41,959	3,234,619
BPZ Energy, Inc. (a)	807,923	2,044,045
Cabot Oil & Gas Corp.	888,150	41,831,865
Cobalt International Energy, Inc. (a)	444,200	10,358,744
Comstock Resources, Inc. (a)	877,260	14,387,064
Concho Resources, Inc. (a)	541,600	43,468,816
Energen Corp.	185,083	8,241,746
EOG Resources, Inc.	348,444	40,983,983
EQT Corp.	1,327,233	79,713,614
EV Energy Partners LP	221,935	13,471,455
Gran Tierra Energy, Inc. (Canada) (a)	1,214,700	6,921,228
Gulfport Energy Corp. (a)	159,854	6,080,846
Halcon Resources Corp.	1,010,000	6,241,800
Harvest Natural Resources, Inc. (a)(d)	398,850	3,509,880
Kodiak Oil & Gas Corp. (a)	480,700	4,124,406
Marathon Oil Corp.	825,397	25,463,497
Noble Energy, Inc.	456,044	44,578,301
Northern Oil & Gas, Inc. (a)	679,101	10,661,886
Painted Pony Petroleum Ltd. (a)(e)	15,500	170,861
Painted Pony Petroleum Ltd. Class A (a)	11,100	122,359
Pioneer Natural Resources Co.	486,002	52,002,214
Plains Exploration & Production Co. (a)	213,868	7,635,088
Range Resources Corp.	62,700	4,014,054
Rosetta Resources, Inc. (a)	437,505	19,661,475
SM Energy Co.	276,674	13,747,931
TAG Oil Ltd. (a)	242,425	1,503,335
TAG Oil Ltd. (e)	36,500	226,345
		520,928,436
Oil & Gas Refining & Marketing - 6.6%
Alon USA Partners LP	203,400	3,840,192
Calumet Specialty Products Partners LP	369,699	11,475,457
Marathon Petroleum Corp.	582,106	34,658,591
Northern Tier Energy LP Class A	284,305	6,624,307
Phillips 66	392,400	20,549,988
Tesoro Corp.	923,271	39,035,898
Valero Energy Corp.	576,121	18,585,663
		134,770,096
Oil & Gas Storage & Transport - 3.1%
Atlas Energy LP	98,278	3,321,796
Atlas Pipeline Partners LP	335,458	11,066,759
Cheniere Energy, Inc. (a)	225,000	3,780,000
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Storage & Transport - continued
Markwest Energy Partners LP	110,300	$ 5,700,304
Tesoro Logistics LP	326,322	15,043,444
The Williams Companies, Inc.	760,017	24,958,958
		63,871,261
TOTAL OIL, GAS & CONSUMABLE FUELS		1,539,911,897
TOTAL COMMON STOCKS (Cost $1,726,395,402)		2,019,243,566
Money Market Funds - 2.3%

Fidelity Cash Central Fund, 0.19% (b)	26,447,727	26,447,727
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	20,043,575	20,043,575
TOTAL MONEY MARKET FUNDS (Cost $46,491,302)		46,491,302
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $1,772,886,704)		2,065,734,868
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(24,074,721)
NET ASSETS - 100%		$ 2,041,660,147
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,839,719 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 33,084
Fidelity Securities Lending Cash Central Fund	370,871
Total	$ 403,955
Other Information

The following is a summary of the inputs used, as of November 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 2,019,243,566	$ 2,007,591,674	$ 11,651,890	$ 2
Money Market Funds	46,491,302	46,491,302	-	-
Total Investments in Securities:	$ 2,065,734,868	$ 2,054,082,976	$ 11,651,890	$ 2
Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $1,779,128,268. Net unrealized appreciation aggregated $286,606,600, of which $383,949,183 related to appreciated investment securities and $97,342,583 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Energy Service Portfolio

November 30, 2012

1.810703.108

ENS-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
ENERGY EQUIPMENT & SERVICES - 98.5%
Oil & Gas Drilling - 16.1%
Discovery Offshore S.A. (a)(e)	578,100	$ 1,173,662
Ensco PLC Class A	895,900	52,168,257
Helmerich & Payne, Inc.	80,472	4,200,638
Hercules Offshore, Inc. (a)	647,800	3,342,648
Noble Corp.	1,183,435	40,816,673
Ocean Rig UDW, Inc. (United States) (a)	816,204	12,855,213
Pacific Drilling SA (a)	377,200	3,583,400
Patterson-UTI Energy, Inc. (d)	834,500	14,820,720
Pioneer Energy Services Corp. (a)	314,600	2,274,558
Rowan Companies PLC (a)	384,200	12,190,666
Tuscany International Drilling, Inc. (a)	10,514,500	2,593,298
Unit Corp. (a)	116,300	5,224,196
Vantage Drilling Co. (a)	6,622,300	11,920,140
		167,164,069
Oil & Gas Equipment & Services - 82.4%
Anton Oilfield Services Group	5,472,000	2,209,925
Baker Hughes, Inc.	496,522	21,424,924
C&J Energy Services, Inc. (a)(d)	184,900	3,692,453
Cameron International Corp. (a)	1,948,488	105,120,928
Core Laboratories NV (d)	321,900	33,213,642
Dresser-Rand Group, Inc. (a)	639,800	33,787,838
Exterran Holdings, Inc. (a)	358,400	7,479,808
FMC Technologies, Inc. (a)	1,231,362	50,313,451
Forum Energy Technologies, Inc.	392,000	9,894,080
Fugro NV (Certificaten Van Aandelen)	80,000	4,800,070
Geospace Technologies Corp. (a)	67,500	5,141,475
Global Geophysical Services, Inc. (a)	561,913	2,365,654
Gulf Island Fabrication, Inc.	81,200	1,889,524
Halliburton Co.	3,777,399	125,976,257
Helix Energy Solutions Group, Inc. (a)	578,000	10,120,780
Hornbeck Offshore Services, Inc. (a)	175,800	6,323,526
ION Geophysical Corp. (a)	451,955	2,693,652
Key Energy Services, Inc. (a)	876,918	5,866,581
McDermott International, Inc. (a)	2,381,300	25,075,089
National Oilwell Varco, Inc.	1,554,662	106,183,415
Oceaneering International, Inc.	667,800	35,179,704
Oil States International, Inc. (a)	457,300	32,340,256
Petrofac Ltd.	348,800	9,097,751
Schlumberger Ltd.	2,363,911	169,303,305
Superior Energy Services, Inc. (a)	569,400	11,564,514

	Shares	Value
Tesco Corp. (a)	724,485	$ 7,824,438
Weatherford International Ltd. (a)	2,311,171	24,059,290
		852,942,330
TOTAL ENERGY EQUIPMENT & SERVICES		1,020,106,399
MACHINERY - 0.9%
Industrial Machinery - 0.9%
Rotork PLC	237,000	9,416,797
TOTAL COMMON STOCKS (Cost $861,995,921)		1,029,523,196
Money Market Funds - 1.9%

Fidelity Cash Central Fund, 0.19% (b)	1,075,748	1,075,748
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	18,428,550	18,428,550
TOTAL MONEY MARKET FUNDS (Cost $19,504,298)		19,504,298
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $881,500,219)		1,049,027,494
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(13,293,986)
NET ASSETS - 100%		$ 1,035,733,508
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,173,662 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 48,820
Fidelity Securities Lending Cash Central Fund	22,665
Total	$ 71,485
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $884,297,921. Net unrealized appreciation aggregated $164,729,573, of which $216,525,695 related to appreciated investment securities and $51,796,122 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Financial Services Portfolio

November 30, 2012

1.810693.108

FIN-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
CAPITAL MARKETS - 11.9%
Asset Management & Custody Banks - 7.3%
A.F.P. Provida SA sponsored ADR	110,400	$ 11,316,000
Affiliated Managers Group, Inc. (a)	298	38,403
Ameriprise Financial, Inc.	800	48,536
Apollo Global Management LLC Class A	344,400	5,403,636
Ares Capital Corp.	321,100	5,696,314
Bank of New York Mellon Corp.	1,879	44,983
BlackRock, Inc. Class A	193	38,029
Cetip SA - Mercados Organizado	112,700	1,157,696
Cohen & Steers, Inc.	11,000	314,380
Franklin Resources, Inc.	327	43,171
Invesco Ltd.	1,786	44,632
Janus Capital Group, Inc.	497,804	4,081,993
Legg Mason, Inc.	2,318	59,179
Northern Trust Corp.	893	42,882
State Street Corp.	973	43,240
The Blackstone Group LP	456,347	6,703,737
		35,076,811
Diversified Capital Markets - 2.2%
Credit Suisse Group sponsored ADR	1,638	38,673
HFF, Inc.	41,200	610,996
UBS AG (NY Shares)	613,037	9,630,811
		10,280,480
Investment Banking & Brokerage - 2.4%
Charles Schwab Corp.	2,400	31,440
E*TRADE Financial Corp. (a)	4,464	37,587
Evercore Partners, Inc. Class A	237,913	6,535,470
GFI Group, Inc.	1,115,636	3,112,624
Goldman Sachs Group, Inc.	386	45,467
Investment Technology Group, Inc. (a)	4,400	39,336
Knight Capital Group, Inc. Class A (a)	148,741	501,257
Lazard Ltd. Class A	1,497	44,087
Macquarie Group Ltd.	1,078	36,855
Monex Group, Inc.	116	24,336
Morgan Stanley	70,927	1,196,538
Nomura Holdings, Inc. sponsored ADR	9,700	40,255
		11,645,252
TOTAL CAPITAL MARKETS		57,002,543
COMMERCIAL BANKS - 18.7%
Diversified Banks - 10.3%
Banco ABC Brasil SA	34,600	202,405
Banco Bradesco SA (PN) sponsored ADR	136,900	2,305,396
Banco de Chile sponsored ADR	425	38,344
Banco Macro SA sponsored ADR (a)	3,700	56,351
Banco Pine SA	570	3,518
Banco Santander Chile sponsored ADR	1,039	27,980
Banco Santander SA (Spain) sponsored ADR	6,400	49,024
Banco Santander SA (Brasil) ADR	105,710	707,200
BanColombia SA sponsored ADR (d)	120,900	7,770,243

	Shares	Value
Bangkok Bank Public Co. Ltd. (For. Reg.)	74,200	$ 466,697
Bank of Baroda	23,878	335,564
Bank of the Philippine Islands (BPI)	53,430	116,551
Barclays PLC sponsored ADR	3,038	48,092
BBVA Banco Frances SA sponsored ADR (a)	6,900	29,325
BNP Paribas SA	948	52,948
China CITIC Bank Corp. Ltd. (H Shares)	88,000	45,418
Comerica, Inc.	720,763	21,327,375
CorpBanca SA sponsored ADR	1,600	31,168
Credicorp Ltd. (NY Shares)	300	41,970
Credit Agricole SA (a)	600	4,549
Development Credit Bank Ltd. (a)	95,718	82,639
Grupo Financiero Banorte SAB de CV Series O	259,300	1,486,016
Grupo Financiero Galicia SA sponsored ADR (a)(d)	5,400	28,890
Guaranty Trust Bank PLC GDR (Reg. S)	14,800	90,280
Hana Financial Group, Inc.	11,260	349,502
HDFC Bank Ltd. sponsored ADR	31,200	1,314,144
Hong Leong Bank Bhd	12,100	58,355
HSBC Holdings PLC sponsored ADR	1,000	51,130
ICICI Bank Ltd. sponsored ADR	213,325	8,744,192
Industrial & Commercial Bank of China Ltd. (H Shares)	17,000	11,472
Intesa Sanpaolo SpA	30,559	51,428
Itau Unibanco Holding SA sponsored ADR	1,875	28,406
KB Financial Group, Inc.	10,300	339,742
Malayan Banking Bhd	114,087	339,662
National Australia Bank Ltd.	697	17,676
Nordea Bank AB	3,400	31,121
PT Bank Bukopin Tbk	16,869,000	1,090,192
PT Bank Central Asia Tbk	37,000	33,940
Raiffeisen International Bank-Holding AG (d)	3,700	152,373
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	3,100	36,580
Standard Chartered PLC (United Kingdom)	1,911	44,548
Sumitomo Mitsui Financial Group, Inc.	5,900	190,985
Swedbank AB (A Shares)	2,600	48,027
The Jammu & Kashmir Bank Ltd.	20,167	511,171
U.S. Bancorp	1,299	41,906
UniCredit SpA (a)	1,710	7,962
United Overseas Bank Ltd.	3,000	46,010
Wells Fargo & Co.	1,394	46,016
Yes Bank Ltd.	6,614	53,903
		48,988,386
Regional Banks - 8.4%
Alerus Financial Corp.	1,500	46,890
Banco Daycoval SA (PN)	55,000	244,525
Bancorp New Jersey, Inc.	300	3,144
BancTrust Financial Group, Inc. (a)	83,350	230,046
Bank of the Ozarks, Inc.	26,248	834,161
Common Stocks - continued
	Shares	Value
COMMERCIAL BANKS - CONTINUED
Regional Banks - continued
BankUnited, Inc.	1,500	$ 35,250
Boston Private Financial Holdings, Inc.	6,000	55,380
Bridge Capital Holdings (a)	132,440	2,032,954
BS Financial Group, Inc.	226,000	2,526,191
Canadian Western Bank, Edmonton (d)	23,700	694,287
Cascade Bancorp (a)	2,530	12,954
Citizens & Northern Corp.	1,500	27,000
City Holding Co.	1,200	40,320
City National Corp.	872	42,458
CNB Financial Corp., Pennsylvania	2,300	36,455
CoBiz, Inc.	599,793	4,210,547
Fifth Third Bancorp	81,399	1,191,681
First Business Finance Services, Inc.	2,000	45,780
First Commonwealth Financial Corp.	71,700	459,597
First Interstate Bancsystem, Inc.	307,386	4,696,858
First Midwest Bancorp, Inc., Delaware	3,900	48,750
First Republic Bank	12,426	420,247
FirstMerit Corp.	2,700	38,016
FNB Corp., Pennsylvania	4,000	43,200
Glacier Bancorp, Inc.	3,186	46,293
Huntington Bancshares, Inc.	769,196	4,730,555
NBT Bancorp, Inc.	400	7,908
Northrim Bancorp, Inc.	6,100	135,481
Pacific Continental Corp.	92,452	838,540
PNC Financial Services Group, Inc.	137,389	7,713,018
PrivateBancorp, Inc.	3,000	49,170
PT Bank Tabungan Negara Tbk	4,918,000	825,346
Regions Financial Corp.	376,912	2,514,003
Sandy Spring Bancorp, Inc.	400	7,536
SCBT Financial Corp.	2,500	96,875
SunTrust Banks, Inc.	17,300	469,695
Susquehanna Bancshares, Inc.	161,475	1,659,963
SVB Financial Group (a)	698	38,544
UMB Financial Corp.	4,700	199,186
Valley National Bancorp (d)	4,290	40,927
Virginia Commerce Bancorp, Inc. (a)	9,600	83,232
Washington Trust Bancorp, Inc.	25,900	653,198
Webster Financial Corp.	20,700	430,974
Westamerica Bancorp.	100	4,256
Western Alliance Bancorp. (a)	155,461	1,579,484
		40,140,875
TOTAL COMMERCIAL BANKS		89,129,261
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Diversified Support Services - 0.0%
Intrum Justitia AB	2,600	36,538
CONSTRUCTION MATERIALS - 0.0%
Construction Materials - 0.0%
Headwaters, Inc. (a)	18,400	139,840

	Shares	Value
CONSUMER FINANCE - 1.5%
Consumer Finance - 1.5%
American Express Co.	42,825	$ 2,393,918
Capital One Financial Corp.	814	46,886
DFC Global Corp. (a)	7,948	138,693
Discover Financial Services	6,129	255,028
EZCORP, Inc. (non-vtg.) Class A (a)	68,804	1,322,413
First Cash Financial Services, Inc. (a)	16,028	774,313
International Personal Finance PLC	662	3,669
Nelnet, Inc. Class A	1,800	51,462
Netspend Holdings, Inc. (a)	3,724	43,385
PT Clipan Finance Indonesia Tbk	928,000	39,176
Regional Management Corp.	44,400	777,000
SLM Corp.	82,359	1,363,041
		7,208,984
DIVERSIFIED CONSUMER SERVICES - 0.0%
Specialized Consumer Services - 0.0%
Sotheby's Class A (Ltd. vtg.)	1,530	44,156
DIVERSIFIED FINANCIAL SERVICES - 8.8%
Other Diversified Financial Services - 4.1%
Bank of America Corp.	4,658	45,928
Citigroup, Inc.	563,900	19,494,023
JPMorgan Chase & Co.	1,136	46,667
		19,586,618
Specialized Finance - 4.7%
BM&F Bovespa SA	6,400	38,458
CBOE Holdings, Inc.	241,389	7,236,842
CME Group, Inc.	922	50,959
IntercontinentalExchange, Inc. (a)	247	32,641
MarketAxess Holdings, Inc.	3,800	117,268
Moody's Corp.	927	45,034
NYSE Euronext	1,300	30,355
PHH Corp. (a)(d)	331,887	7,271,644
The NASDAQ Stock Market, Inc.	322,317	7,809,741
		22,632,942
TOTAL DIVERSIFIED FINANCIAL SERVICES		42,219,560
ENERGY EQUIPMENT & SERVICES - 0.0%
Oil & Gas Equipment & Services - 0.0%
SBM Offshore NV (a)	3,500	39,274
HOTELS, RESTAURANTS & LEISURE - 0.0%
Casinos & Gaming - 0.0%
Las Vegas Sands Corp.	1,029	48,003
MGM Mirage, Inc. (a)	3,000	30,450
Wynn Resorts Ltd.	397	44,623
		123,076
Common Stocks - continued
	Shares	Value
HOTELS, RESTAURANTS & LEISURE - CONTINUED
Hotels, Resorts & Cruise Lines - 0.0%
Starwood Hotels & Resorts Worldwide, Inc.	849	$ 45,812
TOTAL HOTELS, RESTAURANTS & LEISURE		168,888
HOUSEHOLD DURABLES - 0.0%
Homebuilding - 0.0%
M.D.C. Holdings, Inc.	1,500	52,860
PulteGroup, Inc. (a)	5,200	87,412
		140,272
INDUSTRIAL CONGLOMERATES - 0.0%
Industrial Conglomerates - 0.0%
General Electric Co.	100	2,113
Keppel Corp. Ltd.	4,000	35,097
		37,210
INSURANCE - 13.6%
Insurance Brokers - 0.5%
Aon PLC	900	51,120
Brasil Insurance Participacoes e Administracao SA	112,000	927,742
Marsh & McLennan Companies, Inc.	30,600	1,077,732
National Financial Partners Corp. (a)	26,900	446,809
		2,503,403
Life & Health Insurance - 1.4%
AFLAC, Inc.	1,023	54,209
AIA Group Ltd.	233,200	907,200
Challenger Ltd.	335,451	1,165,755
Citizens, Inc. Class A (a)	5,800	58,348
CNO Financial Group, Inc.	5,900	53,690
Delta Lloyd NV	2,909	43,413
FBL Financial Group, Inc. Class A	800	26,592
Lincoln National Corp.	1,700	41,990
MetLife, Inc.	40,418	1,341,474
Phoenix Companies, Inc. (a)	785	18,981
Ping An Insurance Group Co. China Ltd. (H Shares)	10,500	79,459
Prudential Financial, Inc.	41,091	2,141,663
Resolution Ltd.	8,700	33,132
StanCorp Financial Group, Inc.	11,900	404,719
Symetra Financial Corp.	3,000	36,690
Torchmark Corp.	900	46,791
Unum Group	1,900	38,742
		6,492,848
Multi-Line Insurance - 3.3%
American International Group, Inc. (a)	401,184	13,291,226
Assurant, Inc.	39,100	1,337,611
Fairfax Financial Holdings Ltd. (sub. vtg.)	579	198,866
Genworth Financial, Inc. Class A (a)	7,354	43,756
Hartford Financial Services Group, Inc.	16,800	355,824

	Shares	Value
Loews Corp.	9,000	$ 367,920
Porto Seguro SA	38,100	401,719
		15,996,922
Property & Casualty Insurance - 6.5%
ACE Ltd.	179,119	14,191,598
Allied World Assurance Co. Holdings Ltd.	9,500	771,115
Allstate Corp.	1,075	43,516
Arch Capital Group Ltd. (a)	40,500	1,826,550
Assured Guaranty Ltd.	2,600	36,270
Axis Capital Holdings Ltd.	25,200	906,444
Berkshire Hathaway, Inc. Class B (a)	490	43,159
CNA Financial Corp.	14,700	414,981
Erie Indemnity Co. Class A	1,437	102,429
Fidelity National Financial, Inc. Class A	2,000	48,420
First American Financial Corp.	21,400	509,320
Hanover Insurance Group, Inc.	8,175	298,796
Hiscox Ltd.	305,900	2,356,390
RLI Corp.	100	6,444
The Travelers Companies, Inc.	93,702	6,635,976
W.R. Berkley Corp.	11,800	469,050
XL Group PLC Class A	97,512	2,372,467
		31,032,925
Reinsurance - 1.9%
Everest Re Group Ltd.	21,300	2,310,411
Montpelier Re Holdings Ltd.	18,600	407,154
Platinum Underwriters Holdings Ltd.	25,904	1,153,246
RenaissanceRe Holdings Ltd.	33,400	2,764,184
Swiss Re Ltd.	648	46,675
Validus Holdings Ltd.	68,007	2,411,528
		9,093,198
TOTAL INSURANCE		65,119,296
INTERNET SOFTWARE & SERVICES - 0.0%
Internet Software & Services - 0.0%
eBay, Inc. (a)	1,300	68,666
IT SERVICES - 8.4%
Data Processing & Outsourced Services - 8.4%
Alliance Data Systems Corp. (a)	400	56,996
Cielo SA	1,560	40,628
Fidelity National Information Services, Inc.	1,800	64,980
Fiserv, Inc. (a)	938	72,217
Global Cash Access Holdings, Inc. (a)	43,300	340,771
Jack Henry & Associates, Inc.	92,437	3,593,026
Lender Processing Services, Inc.	200	4,970
MoneyGram International, Inc. (a)	2,100	25,221
The Western Union Co.	677,683	8,545,583
Total System Services, Inc.	291,371	6,395,593
Vantiv, Inc.	280,207	6,072,086
Common Stocks - continued
	Shares	Value
IT SERVICES - CONTINUED
Data Processing & Outsourced Services - continued
VeriFone Systems, Inc. (a)	486,242	$ 14,776,894
Visa, Inc. Class A	360	53,896
		40,042,861
IT Consulting & Other Services - 0.0%
Accenture PLC Class A	600	40,752
Cognizant Technology Solutions Corp. Class A (a)	578	38,859
		79,611
TOTAL IT SERVICES		40,122,472
MACHINERY - 0.1%
Industrial Machinery - 0.1%
Middleby Corp. (a)	2,211	281,659
MEDIA - 0.0%
Publishing - 0.0%
McGraw-Hill Companies, Inc.	900	47,799
PROFESSIONAL SERVICES - 0.0%
Research & Consulting Services - 0.0%
Equifax, Inc.	1,015	52,009
IHS, Inc. Class A (a)	410	37,777
		89,786
REAL ESTATE INVESTMENT TRUSTS - 32.0%
Diversified REITs - 1.6%
American Assets Trust, Inc.	19,200	522,816
Duke Realty LP	74,100	1,000,350
First Potomac Realty Trust	2,900	34,017
Lexington Corporate Properties Trust	606,547	5,816,786
Vornado Realty Trust	400	30,572
		7,404,541
Industrial REITs - 0.8%
DCT Industrial Trust, Inc.	140,500	878,125
Prologis, Inc.	88,100	2,990,114
Stag Industrial, Inc.	3,000	56,550
		3,924,789
Mortgage REITs - 1.6%
American Capital Agency Corp.	107,014	3,376,292
American Capital Mortgage Investment Corp.	4,800	122,592
Invesco Mortgage Capital, Inc.	129,700	2,745,749
PennyMac Mortgage Investment Trust	2,100	51,765
Two Harbors Investment Corp.	113,400	1,283,688
		7,580,086
Office REITs - 3.4%
Boston Properties, Inc.	62,400	6,404,112
Corporate Office Properties Trust (SBI)	18,400	454,112
Douglas Emmett, Inc.	280,983	6,381,124

	Shares	Value
Highwoods Properties, Inc. (SBI)	53,692	$ 1,731,030
Kilroy Realty Corp.	13,100	590,810
MPG Office Trust, Inc. (a)(d)	14,400	40,896
SL Green Realty Corp.	7,012	528,565
		16,130,649
Residential REITs - 8.1%
American Campus Communities, Inc.	29,200	1,278,960
Apartment Investment & Management Co. Class A	251,121	6,295,603
AvalonBay Communities, Inc.	64,700	8,526,813
BRE Properties, Inc.	1,400	68,110
Camden Property Trust (SBI)	55,000	3,613,500
Campus Crest Communities, Inc.	3,100	35,464
Colonial Properties Trust (SBI)	144,500	2,947,800
Equity Lifestyle Properties, Inc.	53,800	3,531,432
Equity Residential (SBI)	89,838	4,986,907
Essex Property Trust, Inc.	14,600	2,051,154
Home Properties, Inc.	28,235	1,662,759
Post Properties, Inc.	56,446	2,773,192
UDR, Inc.	48,679	1,120,104
		38,891,798
Retail REITs - 0.8%
Federal Realty Investment Trust (SBI)	19,000	1,976,760
Glimcher Realty Trust	1,278	13,700
Kimco Realty Corp.	1,800	34,668
Realty Income Corp. (d)	39,000	1,586,520
Simon Property Group, Inc.	268	40,771
Urstadt Biddle Properties, Inc. Class A	3,900	73,281
		3,725,700
Specialized REITs - 15.7%
American Tower Corp.	700	52,451
Big Yellow Group PLC	3,485,792	19,284,182
CubeSmart	3,100	42,780
DiamondRock Hospitality Co.	43,805	382,856
HCP, Inc.	377,907	17,024,710
Health Care REIT, Inc.	289,190	17,030,399
Host Hotels & Resorts, Inc.	6,300	92,547
National Health Investors, Inc.	24,400	1,354,200
Plum Creek Timber Co., Inc.	2,300	98,555
Potlatch Corp.	6,000	233,700
Public Storage	16,023	2,253,475
Rayonier, Inc.	30,500	1,520,120
Sovran Self Storage, Inc.	1,500	92,685
Strategic Hotel & Resorts, Inc. (a)	649,067	4,043,687
Sunstone Hotel Investors, Inc. (a)	63,700	657,384
Ventas, Inc.	166,319	10,586,204
Weyerhaeuser Co.	16,259	448,098
		75,198,033
TOTAL REAL ESTATE INVESTMENT TRUSTS		152,855,596
Common Stocks - continued
	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.8%
Diversified Real Estate Activities - 0.6%
Tejon Ranch Co. (a)	23,367	$ 651,939
The St. Joe Co. (a)(d)	107,392	2,296,041
		2,947,980
Real Estate Development - 0.0%
Bukit Sembawang Estates Ltd.	23,000	111,363
Real Estate Operating Companies - 0.1%
BR Malls Participacoes SA	1,900	24,408
Castellum AB	2,857	38,947
Forest City Enterprises, Inc. Class A (a)	29,296	440,905
Thomas Properties Group, Inc.	6,200	33,790
		538,050
Real Estate Services - 0.1%
CBRE Group, Inc. (a)	2,088	39,526
Jones Lang LaSalle, Inc.	495	40,595
Kennedy-Wilson Holdings, Inc.	6,100	79,910
		160,031
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		3,757,424
SOFTWARE - 0.0%
Application Software - 0.0%
EPIQ Systems, Inc.	1,600	19,184
Fair Isaac Corp.	200	8,564
		27,748
SPECIALTY RETAIL - 1.1%
Computer & Electronics Retail - 1.1%
Rent-A-Center, Inc.	151,296	5,259,049
THRIFTS & MORTGAGE FINANCE - 0.1%
Thrifts & Mortgage Finance - 0.1%
Brookline Bancorp, Inc., Delaware	2,200	18,612
Cape Bancorp, Inc.	3,700	31,820
Cheviot Financial Corp.	22,986	213,770
Eagle Bancorp Montana, Inc.	1,300	13,390

	Shares	Value
Hudson City Bancorp, Inc.	2,300	$ 18,538
People's United Financial, Inc.	3,000	36,570
		332,700
TOTAL COMMON STOCKS (Cost $454,993,488)		464,128,721
Nonconvertible Preferred Stocks - 0.1%

COMMERCIAL BANKS - 0.1%
Diversified Banks - 0.1%
Texas Capital Bancshares, Inc. 6.50% (a) (Cost $640,000)	25,600	649,984
Money Market Funds - 5.2%

Fidelity Cash Central Fund, 0.19% (b)	14,766,297	14,766,297
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	9,905,675	9,905,675
TOTAL MONEY MARKET FUNDS (Cost $24,671,972)		24,671,972
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $480,305,460)		489,450,677
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(11,174,527)
NET ASSETS - 100%		$ 478,276,150
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 29,435
Fidelity Securities Lending Cash Central Fund	55,431
Total	$ 84,866
Other Information

The following is a summary of the inputs used, as of November 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 464,128,721	$ 463,573,658	$ 555,063	$ -
Nonconvertible Preferred Stocks	649,984	649,984	-	-
Money Market Funds	24,671,972	24,671,972	-	-
Total Investments in Securities:	$ 489,450,677	$ 488,895,614	$ 555,063	$ -
Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $488,207,300. Net unrealized appreciation aggregated $1,243,377, of which $20,945,871 related to appreciated investment securities and $19,702,494 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Natural Gas Portfolio

November 30, 2012

1.810725.108

GAS-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
ELECTRIC UTILITIES - 0.3%
Electric Utilities - 0.3%
Pepco Holdings, Inc.	83,350	$ 1,645,329
ENERGY EQUIPMENT & SERVICES - 26.0%
Oil & Gas Drilling - 6.1%
Cathedral Energy Services Ltd.	51,500	275,296
Diamond Offshore Drilling, Inc.	19,200	1,324,800
Ensco PLC Class A	272,400	15,861,852
Helmerich & Payne, Inc.	112,400	5,867,280
Hercules Offshore, Inc. (a)	382,400	1,973,184
Patterson-UTI Energy, Inc. (d)	305,800	5,431,008
Rowan Companies PLC (a)	81,850	2,597,101
Transocean Ltd. (United States)	107,200	4,952,640
		38,283,161
Oil & Gas Equipment & Services - 19.9%
C&J Energy Services, Inc. (a)(d)	205,100	4,095,847
Cameron International Corp. (a)	173,950	9,384,603
Canadian Energy Services & Tech Credit (d)	227,900	2,457,149
Core Laboratories NV	30,000	3,095,400
Halliburton Co.	1,080,500	36,034,675
National Oilwell Varco, Inc.	476,100	32,517,630
Oil States International, Inc. (a)	70,200	4,964,544
Pason Systems, Inc.	167,900	2,817,630
Schlumberger Ltd.	310,700	22,252,334
Trican Well Service Ltd.	134,100	1,657,772
Weatherford International Ltd. (a)	616,100	6,413,601
		125,691,185
TOTAL ENERGY EQUIPMENT & SERVICES		163,974,346
GAS UTILITIES - 9.9%
Gas Utilities - 9.9%
Atmos Energy Corp.	332,287	11,633,368
National Fuel Gas Co.	255,900	13,327,272
ONEOK, Inc.	607,200	27,245,064
Questar Corp.	175,600	3,445,272
UGI Corp.	209,100	6,946,302
		62,597,278
MULTI-UTILITIES - 0.5%
Multi-Utilities - 0.5%
Sempra Energy	46,739	3,197,882
OIL, GAS & CONSUMABLE FUELS - 62.4%
Coal & Consumable Fuels - 0.2%
CONSOL Energy, Inc.	49,400	1,548,690
Integrated Oil & Gas - 4.9%
Hess Corp.	148,700	7,377,007

	Shares	Value
InterOil Corp. (a)(d)	85,150	$ 4,739,449
Suncor Energy, Inc. (d)	584,700	19,106,420
		31,222,876
Oil & Gas Exploration & Production - 44.8%
Americas Petrogas, Inc. (a)	340,700	600,216
Americas Petrogas, Inc. (a)(e)	232,000	408,718
Anadarko Petroleum Corp.	511,600	37,444,004
Apache Corp.	556,933	42,933,964
Baytex Energy Corp. (d)	69,000	3,063,271
Cabot Oil & Gas Corp.	136,400	6,424,440
Canadian Natural Resources Ltd.	1,129,400	32,505,709
Canadian Oil Sands Ltd.	443,200	8,994,727
Chesapeake Energy Corp. (d)	309,100	5,263,973
Cobalt International Energy, Inc. (a)	82,150	1,915,738
Crew Energy, Inc. (a)	252,450	1,717,987
Crown Point Energy, Inc. (e)	747,316	259,550
Denbury Resources, Inc. (a)	559,775	8,637,328
Devon Energy Corp.	264,046	13,643,257
Emerald Oil, Inc. warrants 2/4/16 (a)	15,002	0
Encana Corp.	117,800	2,573,373
Energen Corp.	96,000	4,274,880
EOG Resources, Inc.	126,085	14,830,118
EQT Corp.	126,300	7,585,578
Falkland Oil & Gas Ltd. (a)	34,900	17,473
Halcon Resources Corp.	80,000	494,400
Kosmos Energy Ltd. (a)	82,150	974,299
Madalena Ventures, Inc. (a)	1,517,000	389,425
Marathon Oil Corp.	821,600	25,346,360
Midstates Petroleum Co., Inc.	237,700	1,632,999
Newfield Exploration Co. (a)	167,300	4,072,082
Nexen, Inc.	332,000	8,151,689
Noble Energy, Inc.	200,907	19,638,659
Painted Pony Petroleum Ltd. Class A (a)	506,600	5,584,406
Pengrowth Energy Corp. (d)	216,000	1,124,196
Penn West Petroleum Ltd.	629,400	7,033,110
Petrobank Energy & Resources Ltd. (a)	117,450	1,455,489
Progress Energy Resources Corp.	83,100	1,688,184
QEP Resources, Inc.	141,300	3,973,356
Talisman Energy, Inc.	111,700	1,257,166
WPX Energy, Inc.	451,033	7,121,811
		283,031,935
Oil & Gas Refining & Marketing - 2.2%
Marathon Petroleum Corp.	79,400	4,727,476
Phillips 66	174,400	9,133,328
		13,860,804
Oil & Gas Storage & Transport - 10.3%
Enbridge, Inc. (d)	356,700	14,442,517
Spectra Energy Corp.	82,600	2,308,670
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Storage & Transport - continued
The Williams Companies, Inc.	570,999	$ 18,751,607
TransCanada Corp.	632,800	29,290,929
		64,793,723
TOTAL OIL, GAS & CONSUMABLE FUELS		394,458,028
TOTAL COMMON STOCKS (Cost $679,993,734)		625,872,863
Money Market Funds - 8.2%

Fidelity Cash Central Fund, 0.19% (b)	4,359,793	4,359,793
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	47,581,555	47,581,555
TOTAL MONEY MARKET FUNDS (Cost $51,941,348)		51,941,348
TOTAL INVESTMENT PORTFOLIO - 107.3% (Cost $731,935,082)		677,814,211
NET OTHER ASSETS (LIABILITIES) - (7.3)%		(46,057,169)
NET ASSETS - 100%		$ 631,757,042
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $668,268 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 33,156
Fidelity Securities Lending Cash Central Fund	427,316
Total	$ 460,472
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $734,983,548. Net unrealized depreciation aggregated $57,169,337, of which $18,606,876 related to appreciated investment securities and $75,776,213 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Leisure Portfolio

November 30, 2012

1.810675.108

LEI-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
DIVERSIFIED CONSUMER SERVICES - 5.4%
Education Services - 0.7%
K12, Inc. (a)(d)	128,312	$ 2,223,647
Specialized Consumer Services - 4.7%
Coinstar, Inc. (a)(d)	80,700	3,796,128
Hillenbrand, Inc.	23,900	505,724
Steiner Leisure Ltd. (a)	247,101	11,366,646
		15,668,498
TOTAL DIVERSIFIED CONSUMER SERVICES		17,892,145
FOOD & STAPLES RETAILING - 1.5%
Hypermarkets & Super Centers - 1.5%
Wal-Mart Stores, Inc.	71,400	5,142,228
HOTELS, RESTAURANTS & LEISURE - 87.0%
Casinos & Gaming - 15.8%
International Game Technology	115,300	1,599,211
Las Vegas Sands Corp.	728,065	33,964,233
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)(d)	70,870	1,081,476
MGM China Holdings Ltd.	900,000	1,683,828
Penn National Gaming, Inc. (a)	148,312	7,537,216
SHFL Entertainment, Inc. (a)	222,706	3,064,435
Wynn Resorts Ltd.	31,000	3,484,400
		52,414,799
Hotels, Resorts & Cruise Lines - 16.2%
Hyatt Hotels Corp. Class A (a)	399,511	14,582,152
Starwood Hotels & Resorts Worldwide, Inc.	275,100	14,844,396
Wyndham Worldwide Corp.	492,200	24,162,098
		53,588,646
Leisure Facilities - 0.8%
Cedar Fair LP (depository unit)	83,990	2,774,190
Restaurants - 54.2%
BJ's Restaurants, Inc. (a)	126,500	4,337,685
Bravo Brio Restaurant Group, Inc. (a)	131,269	1,791,822
Brinker International, Inc.	372,900	11,168,355
Buffalo Wild Wings, Inc. (a)	37,000	2,680,280
CEC Entertainment, Inc.	52,815	1,653,110
Chipotle Mexican Grill, Inc. (a)	52,729	13,908,856
Denny's Corp. (a)	147,009	698,293
Jack in the Box, Inc. (a)	78,900	2,173,695
McDonald's Corp.	526,700	45,843,968
Panera Bread Co. Class A (a)	77,000	12,358,500
Papa John's International, Inc. (a)	92,000	4,869,560
Ruth's Hospitality Group, Inc. (a)	690,218	5,176,635
Starbucks Corp.	955,400	49,556,593

	Shares	Value
Texas Roadhouse, Inc. Class A	514,308	$ 8,542,656
Yum! Brands, Inc.	219,200	14,703,936
		179,463,944
TOTAL HOTELS, RESTAURANTS & LEISURE		288,241,579
HOUSEHOLD DURABLES - 0.5%
Housewares & Specialties - 0.5%
Tupperware Brands Corp.	26,200	1,699,070
SOFTWARE - 1.7%
Application Software - 1.0%
Intuit, Inc.	56,500	3,384,915
Home Entertainment Software - 0.7%
Playtech Ltd.	360,000	2,422,451
TOTAL SOFTWARE		5,807,366
SPECIALTY RETAIL - 1.0%
Apparel Retail - 1.0%
Express, Inc. (a)	215,000	3,209,950
TEXTILES, APPAREL & LUXURY GOODS - 0.5%
Apparel, Accessories & Luxury Goods - 0.5%
PVH Corp.	13,940	1,597,385
TOTAL COMMON STOCKS (Cost $214,850,588)		323,589,723
Convertible Bonds - 0.1%
Principal Amount
HOTELS, RESTAURANTS & LEISURE - 0.1%
Casinos & Gaming - 0.1%
MGM Mirage, Inc. 4.25% 4/15/15 (Cost $300,000)	$ 300,000	306,938
Money Market Funds - 3.6%
	Shares
Fidelity Cash Central Fund, 0.19% (b)	5,766,687	5,766,687
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	5,987,236	5,987,236
TOTAL MONEY MARKET FUNDS (Cost $11,753,923)		11,753,923
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $226,904,511)		335,650,584
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(4,178,670)
NET ASSETS - 100%		$ 331,471,914
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,130
Fidelity Securities Lending Cash Central Fund	278,641
Total	$ 284,771
Other Information

The following is a summary of the inputs used, as of November 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 323,589,723	$ 323,589,723	$ -	$ -
Convertible Bonds	306,938	-	306,938	-
Money Market Funds	11,753,923	11,753,923	-	-
Total Investments in Securities:	$ 335,650,584	$ 335,343,646	$ 306,938	$ -
Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $230,945,424. Net unrealized appreciation aggregated $104,705,160, of which $109,386,436 related to appreciated investment securities and $4,681,276 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Medical Delivery Portfolio

November 30, 2012

1.810676.108

MED-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
CHEMICALS - 0.2%
Specialty Chemicals - 0.2%
Sigma Aldrich Corp.	13,900	$ 1,008,028
COMMERCIAL SERVICES & SUPPLIES - 1.0%
Environmental & Facility Services - 1.0%
Stericycle, Inc. (a)	71,500	6,683,105
DIVERSIFIED CONSUMER SERVICES - 1.9%
Specialized Consumer Services - 1.9%
Weight Watchers International, Inc. (d)	237,400	12,335,304
HEALTH CARE EQUIPMENT & SUPPLIES - 0.2%
Health Care Equipment - 0.2%
Opto Circuits India Ltd.	759,861	1,517,201
HEALTH CARE PROVIDERS & SERVICES - 91.8%
Health Care Distributors & Services - 24.2%
AmerisourceBergen Corp.	794,200	33,531,124
Henry Schein, Inc. (a)	414,200	33,454,934
McKesson Corp.	348,600	32,932,242
MWI Veterinary Supply, Inc. (a)	114,500	12,782,780
Owens & Minor, Inc.	783,900	21,463,182
Patterson Companies, Inc.	790,400	26,952,640
		161,116,902
Health Care Facilities - 3.6%
The Ensign Group, Inc.	96,500	2,488,735
Universal Health Services, Inc. Class B	338,300	15,247,181
VCA Antech, Inc. (a)	299,100	6,215,298
		23,951,214
Health Care Services - 33.2%
Air Methods Corp. (a)	55,600	6,069,852
Catamaran Corp. (a)	70,612	3,466,091
Chemed Corp.	193,200	13,153,056
Corvel Corp. (a)	112,200	4,706,790
Express Scripts Holding Co. (a)	1,944,650	104,719,403
Laboratory Corp. of America Holdings (a)	352,500	29,817,975
Landauer, Inc.	77,700	4,629,366
LHC Group, Inc. (a)	92,900	1,799,938
MEDNAX, Inc. (a)	273,700	21,622,300
Quest Diagnostics, Inc.	543,100	31,380,318
		221,365,089
Managed Health Care - 30.8%
Centene Corp. (a)	154,200	6,770,922

	Shares	Value
CIGNA Corp.	987,000	$ 51,590,490
Magellan Health Services, Inc. (a)	99,700	5,172,436
Molina Healthcare, Inc. (a)	88,900	2,474,976
Qualicorp SA (a)	171,000	1,660,544
UnitedHealth Group, Inc.	2,534,697	137,862,169
		205,531,537
TOTAL HEALTH CARE PROVIDERS & SERVICES		611,964,742
INDUSTRIAL CONGLOMERATES - 0.5%
Industrial Conglomerates - 0.5%
Danaher Corp.	64,100	3,459,477
PROFESSIONAL SERVICES - 0.5%
Research & Consulting Services - 0.5%
Verisk Analytics, Inc. (a)	70,600	3,518,704
TOTAL COMMON STOCKS (Cost $540,453,321)		640,486,561
Money Market Funds - 4.5%

Fidelity Cash Central Fund, 0.19% (b)	17,708,940	17,708,940
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	12,558,150	12,558,150
TOTAL MONEY MARKET FUNDS (Cost $30,267,090)		30,267,090
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $570,720,411)		670,753,651
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(4,284,037)
NET ASSETS - 100%		$ 666,469,614
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 18,500
Fidelity Securities Lending Cash Central Fund	193,575
Total	$ 212,075
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $575,048,637. Net unrealized appreciation aggregated $95,705,014, of which $102,016,258 related to appreciated investment securities and $6,311,244 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Medical Equipment and
Systems Portfolio

November 30, 2012

1.810698.108

MES-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
BIOTECHNOLOGY - 2.4%
Biotechnology - 2.4%
Genomic Health, Inc. (a)	140,000	$ 3,872,400
Grifols SA ADR (d)	1,100,000	26,829,000
		30,701,400
HEALTH CARE EQUIPMENT & SUPPLIES - 85.2%
Health Care Equipment - 73.5%
ArthroCare Corp. (a)	300,000	10,047,000
Baxter International, Inc.	1,080,000	71,571,600
Boston Scientific Corp. (a)	15,800,000	87,532,000
C.R. Bard, Inc.	420,000	41,584,200
CareFusion Corp. (a)	300,000	8,376,000
Conceptus, Inc. (a)	500,000	10,405,000
CONMED Corp.	300,000	8,289,000
Covidien PLC	2,550,000	148,180,499
Cyberonics, Inc. (a)	125,000	6,462,500
Edwards Lifesciences Corp. (a)	240,000	20,824,800
Exactech, Inc. (a)(e)	800,000	13,592,000
Fisher & Paykel Healthcare Corp.	3,500,000	7,355,712
Genmark Diagnostics, Inc. (a)	1,130,306	11,190,029
HeartWare International, Inc. (a)	100,000	8,231,000
HeartWare International, Inc. CDI (a)	5,500,000	12,455,366
Hill-Rom Holdings, Inc.	400,003	11,184,084
Hologic, Inc. (a)	360,000	6,868,800
Insulet Corp. (a)	1,160,000	25,462,000
Integra LifeSciences Holdings Corp. (a)	385,700	14,949,732
Intuitive Surgical, Inc. (a)	90,000	47,610,000
Ion Beam Applications SA (a)	208,993	1,617,245
Mako Surgical Corp. (a)(d)	400,000	5,520,000
Medtronic, Inc.	1,350,000	56,848,500
Natus Medical, Inc. (a)	600,000	6,792,000
NxStage Medical, Inc. (a)	650,000	7,813,000
Opto Circuits India Ltd.	1,900,000	3,793,698
Sirona Dental Systems, Inc. (a)	200,000	12,522,000
St. Jude Medical, Inc.	1,200,000	41,136,000
Stryker Corp.	1,400,000	75,824,000
Teleflex, Inc.	220,000	15,224,000
Tornier BV (a)	769,900	12,487,778
Trauson Holdings Co. Ltd.	10,000,000	5,535,341
Varian Medical Systems, Inc. (a)(d)	140,000	9,682,400
Volcano Corp. (a)	900,000	24,534,000
Wright Medical Group, Inc. (a)(d)	550,000	11,616,000
Zeltiq Aesthetics, Inc. (a)(d)	900,000	4,266,000
Zimmer Holdings, Inc.	1,200,000	79,164,000
		946,547,284
Health Care Supplies - 11.7%
Align Technology, Inc. (a)	600,000	16,434,000
DENTSPLY International, Inc.	1,250,000	49,625,000
Derma Sciences, Inc. (a)	115,041	1,310,317
OraSure Technologies, Inc. (a)	600,000	4,620,000
The Cooper Companies, Inc.	592,700	56,270,938

	Shares	Value
The Spectranetics Corp. (a)	850,000	$ 12,240,000
Unilife Corp. (a)(d)	2,000,000	4,560,000
Vascular Solutions, Inc. (a)	400,000	5,980,000
		151,040,255
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		1,097,587,539
HEALTH CARE PROVIDERS & SERVICES - 5.7%
Health Care Distributors & Services - 0.3%
Amplifon SpA	1,000,000	4,538,920
Health Care Facilities - 0.6%
Hanger, Inc. (a)	300,000	7,833,000
Health Care Services - 4.8%
Accretive Health, Inc. (a)(d)	301,700	3,599,281
Catamaran Corp. (a)	770,000	37,796,547
Quest Diagnostics, Inc.	350,000	20,223,000
		61,618,828
TOTAL HEALTH CARE PROVIDERS & SERVICES		73,990,748
HEALTH CARE TECHNOLOGY - 1.5%
Health Care Technology - 1.5%
athenahealth, Inc. (a)(d)	120,000	7,642,800
Cerner Corp. (a)	150,000	11,583,000
		19,225,800
LIFE SCIENCES TOOLS & SERVICES - 0.3%
Life Sciences Tools & Services - 0.3%
Eurofins Scientific SA	28,027	4,312,096
PHARMACEUTICALS - 1.5%
Pharmaceuticals - 1.5%
Endo Pharmaceuticals Holdings, Inc. (a)	650,000	18,629,000
TOTAL COMMON STOCKS (Cost $1,069,295,044)		1,244,446,583
Preferred Stocks - 1.3%

Convertible Preferred Stocks - 0.7%
BIOTECHNOLOGY - 0.2%
Biotechnology - 0.2%
Ariosa Diagnostics (f)	331,126	2,000,001
HEALTH CARE TECHNOLOGY - 0.5%
Health Care Technology - 0.5%
Castlight Health, Inc. Series D (a)(f)	999,300	6,995,100
TOTAL CONVERTIBLE PREFERRED STOCKS		8,995,101
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - 0.6%
HEALTH CARE EQUIPMENT & SUPPLIES - 0.6%
Health Care Equipment - 0.6%
Sartorius AG (non-vtg.)	80,000	$ 7,411,054
TOTAL PREFERRED STOCKS (Cost $14,916,313)		16,406,155
Money Market Funds - 3.1%

Fidelity Cash Central Fund, 0.19% (b)	25,883,333	25,883,333
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	13,524,030	13,524,030
TOTAL MONEY MARKET FUNDS (Cost $39,407,363)		39,407,363
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $1,123,618,720)		1,300,260,101
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(12,265,252)
NET ASSETS - 100%		$ 1,287,994,849
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,995,101 or 0.7% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Ariosa Diagnostics	11/30/11	$ 2,000,001
Castlight Health, Inc. Series D	4/25/12	$ 6,032,334
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 36,721
Fidelity Securities Lending Cash Central Fund	494,024
Total	$ 530,745
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Exactech, Inc.	$ 5,637,391	$ 7,353,864	$ -	$ -	$ 13,592,000
Genmark Diagnostics, Inc.	4,160,254	555,059	-	-	-
Total	$ 9,797,645	$ 7,908,923	$ -	$ -	$ 13,592,000
Other Information

The following is a summary of the inputs used, as of November 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,244,446,583	$ 1,244,446,583	$ -	$ -
Preferred Stocks	16,406,155	7,411,054	-	8,995,101
Money Market Funds	39,407,363	39,407,363	-	-
Total Investments in Securities:	$ 1,300,260,101	$ 1,291,265,000	$ -	$ 8,995,101
Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $1,127,361,309. Net unrealized appreciation aggregated $172,898,792, of which $225,540,319 related to appreciated investment securities and $52,641,527 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Natural Resources Portfolio

November 30, 2012

1.810716.108

NAT-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CHEMICALS - 1.5%
Specialty Chemicals - 1.5%
LyondellBasell Industries NV Class A	335,700	$ 16,694,361
CONTAINERS & PACKAGING - 1.5%
Metal & Glass Containers - 0.7%
Ball Corp.	183,200	8,187,208
Paper Packaging - 0.8%
Rock-Tenn Co. Class A	131,100	8,526,744
TOTAL CONTAINERS & PACKAGING		16,713,952
ENERGY EQUIPMENT & SERVICES - 20.2%
Oil & Gas Drilling - 6.5%
Discovery Offshore S.A. (a)(e)	1,522,800	3,091,598
Ensco PLC Class A	404,300	23,542,389
Noble Corp.	777,200	26,805,628
Northern Offshore Ltd.	945,000	1,668,300
Ocean Rig UDW, Inc. (United States) (a)	443,900	6,991,425
Rowan Companies PLC (a)	120,500	3,823,465
Tuscany International Drilling, Inc. (a)	885,100	218,301
Unit Corp. (a)	40,900	1,837,228
Vantage Drilling Co. (a)	1,977,700	3,559,860
		71,538,194
Oil & Gas Equipment & Services - 13.7%
Cameron International Corp. (a)	208,000	11,221,600
Compagnie Generale de Geophysique SA (a)	226,000	6,911,965
Core Laboratories NV (d)	19,700	2,032,646
FMC Technologies, Inc. (a)	198,800	8,122,968
Fugro NV (Certificaten Van Aandelen)	340,529	20,432,038
Gulfmark Offshore, Inc. Class A (a)	173,400	5,434,356
Halliburton Co.	397,600	13,259,960
McDermott International, Inc. (a)	332,000	3,495,960
National Oilwell Varco, Inc.	559,558	38,217,811
Oceaneering International, Inc.	21,100	1,111,548
Oil States International, Inc. (a)	118,600	8,387,392
Petroleum Geo-Services ASA	65,700	1,101,292
Schlumberger Ltd.	371,992	26,642,067
Total Energy Services, Inc.	100,000	1,395,279
Weatherford International Ltd. (a)	127,900	1,331,439
		149,098,321
TOTAL ENERGY EQUIPMENT & SERVICES		220,636,515
HOTELS, RESTAURANTS & LEISURE - 0.0%
Casinos & Gaming - 0.0%
Icahn Enterprises LP rights (a)	282,600	3
METALS & MINING - 11.5%
Diversified Metals & Mining - 2.9%
Anglo American PLC (United Kingdom)	143,262	3,976,559

	Shares	Value
Freeport-McMoRan Copper & Gold, Inc.	395,134	$ 15,414,177
Kenmare Resources PLC (a)	4,978,800	2,576,501
Teck Resources Ltd. Class B (sub. vtg.)	227,100	7,688,502
Turquoise Hill Resources Ltd. (a)	218,025	1,641,745
		31,297,484
Gold - 7.6%
AngloGold Ashanti Ltd. sponsored ADR	200,200	6,200,194
Barrick Gold Corp.	296,200	10,284,329
Gold Fields Ltd. sponsored ADR	578,700	7,106,436
Goldcorp, Inc.	253,000	9,859,194
Harmony Gold Mining Co. Ltd. sponsored ADR	530,400	4,142,424
IAMGOLD Corp.	508,200	6,006,209
Kinross Gold Corp.	295,867	2,996,348
Newcrest Mining Ltd.	412,256	11,035,409
Newmont Mining Corp.	255,200	12,017,368
Randgold Resources Ltd. sponsored ADR	49,800	5,346,528
Yamana Gold, Inc.	433,600	8,171,331
		83,165,770
Precious Metals & Minerals - 1.0%
Pan American Silver Corp.	128,600	2,449,830
Silver Wheaton Corp.	224,400	8,261,245
		10,711,075
TOTAL METALS & MINING		125,174,329
OIL, GAS & CONSUMABLE FUELS - 63.5%
Coal & Consumable Fuels - 1.2%
Cloud Peak Energy, Inc. (a)	135,900	2,578,023
Peabody Energy Corp.	427,900	10,744,569
		13,322,592
Integrated Oil & Gas - 27.2%
Chevron Corp.	311,800	32,954,142
ENI SpA sponsored ADR	165,900	7,868,637
Exxon Mobil Corp.	523,300	46,123,662
Hess Corp.	762,300	37,817,703
InterOil Corp. (a)(d)	96,900	5,393,454
Murphy Oil Corp.	551,400	31,286,436
Occidental Petroleum Corp.	843,300	63,424,593
Royal Dutch Shell PLC Class A sponsored ADR	460,397	30,832,787
Suncor Energy, Inc. (d)	1,242,900	40,614,621
		296,316,035
Oil & Gas Exploration & Production - 26.0%
Anadarko Petroleum Corp.	330,000	24,152,700
Apache Corp.	26,100	2,012,049
BPZ Energy, Inc. (a)	500,300	1,265,759
Cabot Oil & Gas Corp.	468,400	22,061,640
Canadian Natural Resources Ltd.	234,400	6,746,359
Cobalt International Energy, Inc. (a)	251,000	5,853,320
Comstock Resources, Inc. (a)	425,200	6,973,280
Concho Resources, Inc. (a)	312,400	25,073,224
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
Energen Corp.	98,600	$ 4,390,658
EOG Resources, Inc.	174,100	20,477,642
EQT Corp.	695,700	41,783,742
EV Energy Partners LP	137,500	8,346,250
Gran Tierra Energy, Inc. (Canada) (a)	1,285,800	7,326,348
Gulfport Energy Corp. (a)	71,000	2,700,840
Halcon Resources Corp.	570,000	3,522,600
Harvest Natural Resources, Inc. (a)(d)	228,900	2,014,320
Kodiak Oil & Gas Corp. (a)	272,600	2,338,908
Marathon Oil Corp.	492,800	15,202,880
Noble Energy, Inc.	261,500	25,561,625
Northern Oil & Gas, Inc. (a)(d)	378,295	5,939,232
Painted Pony Petroleum Ltd. (a)(e)	9,500	104,721
Pioneer Natural Resources Co.	253,200	27,092,400
Plains Exploration & Production Co. (a)	99,300	3,545,010
Range Resources Corp.	34,700	2,221,494
Rosetta Resources, Inc. (a)	217,100	9,756,474
SM Energy Co.	137,300	6,822,437
TAG Oil Ltd. (a)	126,100	781,976
TAG Oil Ltd. (e)	20,400	126,505
		284,194,393
Oil & Gas Refining & Marketing - 6.0%
Alon USA Partners LP	110,300	2,082,464
Calumet Specialty Products Partners LP	208,200	6,462,528
Marathon Petroleum Corp.	309,600	18,433,584
Northern Tier Energy LP Class A	153,700	3,581,210
Phillips 66	202,600	10,610,162
Tesoro Corp.	436,800	18,467,904
Valero Energy Corp.	167,900	5,416,454
		65,054,306
Oil & Gas Storage & Transport - 3.1%
Atlas Energy LP	73,000	2,467,400
Atlas Pipeline Partners LP	210,500	6,944,395
Cheniere Energy, Inc. (a)	138,100	2,320,080
Markwest Energy Partners LP	60,900	3,147,312
Tesoro Logistics LP	180,400	8,316,440
The Williams Companies, Inc.	308,800	10,140,992
		33,336,619
TOTAL OIL, GAS & CONSUMABLE FUELS		692,223,945

	Shares	Value
PAPER & FOREST PRODUCTS - 0.8%
Paper Products - 0.8%
International Paper Co.	236,700	$ 8,791,038
TOTAL COMMON STOCKS (Cost $1,043,018,904)		1,080,234,143
Money Market Funds - 2.9%

Fidelity Cash Central Fund, 0.19% (b)	11,997,755	11,997,755
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	19,543,795	19,543,795
TOTAL MONEY MARKET FUNDS (Cost $31,541,550)		31,541,550
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $1,074,560,454)		1,111,775,693
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(20,540,269)
NET ASSETS - 100%		$ 1,091,235,424
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,322,824 or 0.3% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 18,261
Fidelity Securities Lending Cash Central Fund	290,489
Total	$ 308,750
Other Information

The following is a summary of the inputs used, as of November 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,080,234,143	$ 1,073,322,175	$ 6,911,965	$ 3
Money Market Funds	31,541,550	31,541,550	-	-
Total Investments in Securities:	$ 1,111,775,693	$ 1,104,863,725	$ 6,911,965	$ 3
Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $1,083,992,138. Net unrealized appreciation aggregated $27,783,555, of which $110,124,198 related to appreciated investment securities and $82,340,643 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Insurance Portfolio

November 30, 2012

1.810674.108

PRC-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
CAPITAL MARKETS - 0.1%
Asset Management & Custody Banks - 0.1%
GP Investments Ltd. (depositary receipt) (a)	115,940	$ 290,284
INSURANCE - 95.4%
Insurance Brokers - 9.2%
Aon PLC	69,247	3,933,230
Arthur J. Gallagher & Co.	60,600	2,213,112
Brasil Insurance Participacoes e Administracao SA	332,350	2,752,993
Brown & Brown, Inc.	139,900	3,754,916
Marsh & McLennan Companies, Inc.	329,500	11,604,990
Willis Group Holdings PLC	24,700	866,476
		25,125,717
Life & Health Insurance - 14.9%
AFLAC, Inc.	187,200	9,919,728
AIA Group Ltd.	7,600	29,566
Lincoln National Corp.	112,200	2,771,340
MetLife, Inc.	372,975	12,379,040
Prudential Financial, Inc.	249,289	12,992,943
Prudential PLC	2,060	29,946
Torchmark Corp.	50,400	2,620,296
		40,742,859
Multi-Line Insurance - 11.6%
American Financial Group, Inc.	109,700	4,349,605
American International Group, Inc. (a)	490,900	16,263,517
American International Group, Inc. warrants 1/19/21 (a)	95,169	1,322,849
Assurant, Inc.	11,900	407,099
Fairfax Financial Holdings Ltd. (sub. vtg.)	29	9,960
FBD Holdings PLC	501,500	6,913,594
Hartford Financial Services Group, Inc.	117,000	2,478,060
		31,744,684
Property & Casualty Insurance - 54.5%
ACE Ltd.	322,449	25,547,634
Allied World Assurance Co. Holdings Ltd.	125,700	10,203,069
Allstate Corp.	180,200	7,294,496
Axis Capital Holdings Ltd.	380,900	13,700,973
Beazley PLC	2,847,940	8,044,264
Berkshire Hathaway, Inc. Class B (a)	545,669	48,062,526

	Shares	Value
ProAssurance Corp.	39,200	$ 3,554,656
RLI Corp.	7,800	502,632
The Chubb Corp.	66,758	5,139,698
The Travelers Companies, Inc.	313,800	22,223,316
W.R. Berkley Corp.	115,300	4,583,175
XL Group PLC Class A	18,200	442,806
		149,299,245
Reinsurance - 5.2%
Everest Re Group Ltd.	15,500	1,681,285
PartnerRe Ltd.	17,900	1,483,552
RenaissanceRe Holdings Ltd.	11,300	935,188
Validus Holdings Ltd.	285,600	10,127,376
		14,227,401
TOTAL INSURANCE		261,139,906
PROFESSIONAL SERVICES - 1.8%
Human Resource & Employment Services - 1.8%
Towers Watson & Co.	90,400	4,780,352
TOTAL COMMON STOCKS (Cost $242,573,449)		266,210,542
Money Market Funds - 2.5%

Fidelity Cash Central Fund, 0.19% (b) (Cost $6,837,455)	6,837,455	6,837,455
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $249,410,904)		273,047,997
NET OTHER ASSETS (LIABILITIES) - 0.2%		634,268
NET ASSETS - 100%		$ 273,682,265
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,469
Fidelity Securities Lending Cash Central Fund	76
Total	$ 7,545
Other Information

The following is a summary of the inputs used, as of November 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 266,210,542	$ 266,180,596	$ 29,946	$ -
Money Market Funds	6,837,455	6,837,455	-	-
Total Investments in Securities:	$ 273,047,997	$ 273,018,051	$ 29,946	$ -
Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $251,716,819. Net unrealized appreciation aggregated $21,331,178, of which $25,076,666 related to appreciated investment securities and $3,745,488 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Retailing Portfolio

November 30, 2012

1.810717.108

RET-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
DISTRIBUTORS - 2.8%
Distributors - 2.8%
LKQ Corp. (a)	741,900	$ 16,262,448
DIVERSIFIED CONSUMER SERVICES - 0.4%
Specialized Consumer Services - 0.4%
Steiner Leisure Ltd. (a)	48,759	2,242,914
FOOD & STAPLES RETAILING - 3.9%
Food Retail - 0.7%
Susser Holdings Corp. (a)	110,179	4,022,635
Hypermarkets & Super Centers - 3.2%
Costco Wholesale Corp.	66,600	6,925,734
Wal-Mart Stores, Inc.	164,000	11,811,280
		18,737,014
TOTAL FOOD & STAPLES RETAILING		22,759,649
INTERNET & CATALOG RETAIL - 16.2%
Internet Retail - 16.2%
Amazon.com, Inc. (a)	221,100	55,728,255
Priceline.com, Inc. (a)	57,880	38,383,701
		94,111,956
MULTILINE RETAIL - 4.3%
Department Stores - 1.7%
PPR SA	52,800	9,847,140
General Merchandise Stores - 2.6%
Target Corp.	244,221	15,417,672
TOTAL MULTILINE RETAIL		25,264,812
SOFTWARE - 0.9%
Home Entertainment Software - 0.9%
Take-Two Interactive Software, Inc. (a)	418,000	5,170,660
SPECIALTY RETAIL - 63.9%
Apparel Retail - 21.1%
DSW, Inc. Class A	144,400	9,823,532
Express, Inc. (a)	864,897	12,912,912
Guess?, Inc.	169,600	4,387,552
H&M Hennes & Mauritz AB (B Shares)	342,900	11,127,043
Inditex SA	61,054	8,369,158
Limited Brands, Inc.	538,198	28,067,026
Ross Stores, Inc.	149,800	8,526,616
TJX Companies, Inc.	538,900	23,894,826
Urban Outfitters, Inc. (a)	425,400	16,037,580
		123,146,245
Automotive Retail - 11.6%
Advance Auto Parts, Inc.	24,200	1,770,230
Asbury Automotive Group, Inc. (a)	210,923	6,367,765

	Shares	Value
AutoZone, Inc. (a)	72,043	$ 27,647,942
Monro Muffler Brake, Inc.	153,470	4,923,318
O'Reilly Automotive, Inc. (a)	284,125	26,730,480
		67,439,735
Computer & Electronics Retail - 0.9%
Best Buy Co., Inc.	409,579	5,369,581
Home Improvement Retail - 22.9%
Home Depot, Inc.	1,474,300	95,932,702
Lowe's Companies, Inc.	1,035,100	37,356,759
		133,289,461
Specialty Stores - 7.4%
Dick's Sporting Goods, Inc.	309,700	16,262,347
GNC Holdings, Inc.	271,900	9,551,847
Ulta Salon, Cosmetics & Fragrance, Inc.	169,700	17,017,516
		42,831,710
TOTAL SPECIALTY RETAIL		372,076,732
TEXTILES, APPAREL & LUXURY GOODS - 4.9%
Apparel, Accessories & Luxury Goods - 3.0%
G-III Apparel Group Ltd. (a)	155,523	5,917,650
VF Corp.	71,300	11,444,363
		17,362,013
Footwear - 1.9%
NIKE, Inc. Class B	114,700	11,180,956
TOTAL TEXTILES, APPAREL & LUXURY GOODS		28,542,969
TOTAL COMMON STOCKS (Cost $451,179,766)		566,432,140
Convertible Bonds - 0.2%
Principal Amount
SOFTWARE - 0.2%
Home Entertainment Software - 0.2%
Take-Two Interactive Software, Inc. 1.75% 12/1/16 (Cost $1,000,000)	$ 1,000,000	981,250
Money Market Funds - 2.6%
	Shares
Fidelity Cash Central Fund, 0.19% (b) (Cost $15,479,374)	15,479,374	15,479,374
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $467,659,140)		582,892,764
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(819,605)
NET ASSETS - 100%		$ 582,073,159
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 15,384
Fidelity Securities Lending Cash Central Fund	58,980
Total	$ 74,364
Other Information

The following is a summary of the inputs used, as of November 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 566,432,140	$ 566,432,140	$ -	$ -
Convertible Bonds	981,250	-	981,250	-
Money Market Funds	15,479,374	15,479,374	-	-
Total Investments in Securities:	$ 582,892,764	$ 581,911,514	$ 981,250	$ -
Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $470,390,487. Net unrealized appreciation aggregated $112,502,277, of which $122,966,840 related to appreciated investment securities and $10,464,563 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Consumer Finance Portfolio

November 30, 2012

1.810686.108

SAV-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
COMMERCIAL BANKS - 19.4%
Diversified Banks - 7.8%
Comerica, Inc.	127,300	$ 3,766,807
U.S. Bancorp	390,600	12,600,756
Wells Fargo & Co.	283,800	9,368,238
		25,735,801
Regional Banks - 11.6%
BankUnited, Inc.	15,000	352,500
BB&T Corp.	111,400	3,138,138
Fifth Third Bancorp	439,400	6,432,816
First Republic Bank	48,400	1,636,888
KeyCorp	193,700	1,565,096
M&T Bank Corp.	20,500	2,003,465
PNC Financial Services Group, Inc.	146,500	8,224,510
Regions Financial Corp.	1,323,800	8,829,746
SunTrust Banks, Inc.	215,300	5,845,395
		38,028,554
TOTAL COMMERCIAL BANKS		63,764,355
COMMERCIAL SERVICES & SUPPLIES - 0.9%
Diversified Support Services - 0.9%
Edenred SA	63,800	1,943,691
Intrum Justitia AB	63,400	890,965
		2,834,656
CONSUMER FINANCE - 21.2%
Consumer Finance - 21.2%
American Express Co.	338,500	18,922,150
Capital One Financial Corp.	332,000	19,123,200
DFC Global Corp. (a)	50,000	872,500
Discover Financial Services	278,500	11,588,385
International Personal Finance PLC	150,000	831,276
Regional Management Corp.	75,000	1,312,500
SLM Corp.	1,025,300	16,968,715
		69,618,726
DIVERSIFIED FINANCIAL SERVICES - 8.4%
Other Diversified Financial Services - 7.3%
Bank of America Corp.	948,000	9,347,280
Citigroup, Inc.	236,100	8,161,977
JPMorgan Chase & Co.	157,700	6,478,316
		23,987,573
Specialized Finance - 1.1%
PHH Corp. (a)(d)	169,500	3,713,745
TOTAL DIVERSIFIED FINANCIAL SERVICES		27,701,318

	Shares	Value
INSURANCE - 0.7%
Property & Casualty Insurance - 0.7%
First American Financial Corp.	96,800	$ 2,303,840
INTERNET SOFTWARE & SERVICES - 0.8%
Internet Software & Services - 0.8%
Bankrate, Inc. (a)	100,000	1,203,000
eBay, Inc. (a)	30,000	1,584,600
		2,787,600
IT SERVICES - 18.7%
Data Processing & Outsourced Services - 18.7%
Alliance Data Systems Corp. (a)	26,900	3,832,981
Fidelity National Information Services, Inc.	96,800	3,494,480
Fiserv, Inc. (a)	13,200	1,016,268
Global Payments, Inc.	100,900	4,430,519
MasterCard, Inc. Class A	45,300	22,137,204
Total System Services, Inc.	96,800	2,124,760
Visa, Inc. Class A	163,200	24,432,671
		61,468,883
REAL ESTATE INVESTMENT TRUSTS - 16.0%
Mortgage REITs - 16.0%
American Capital Agency Corp.	370,300	11,682,965
Annaly Capital Management, Inc.	553,800	8,151,936
Capstead Mortgage Corp.	108,200	1,313,548
Chimera Investment Corp.	1,646,200	4,510,588
Dynex Capital, Inc.	125,000	1,225,000
Hatteras Financial Corp.	108,500	2,892,610
Invesco Mortgage Capital, Inc.	292,900	6,200,693
MFA Financial, Inc.	1,275,300	10,725,273
Redwood Trust, Inc. (d)	282,800	4,728,416
Two Harbors Investment Corp.	115,000	1,301,800
		52,732,829
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.2%
Real Estate Services - 1.2%
Altisource Portfolio Solutions SA (a)	38,700	4,114,971
THRIFTS & MORTGAGE FINANCE - 11.5%
Thrifts & Mortgage Finance - 11.5%
Flushing Financial Corp.	261,400	3,910,544
Hudson City Bancorp, Inc.	1,725,300	13,905,918
Nationstar Mortgage Holdings, Inc. (d)	43,100	1,319,722
New York Community Bancorp, Inc. (d)	288,900	3,758,589
Ocwen Financial Corp. (a)	306,400	10,987,504
People's United Financial, Inc.	115,100	1,403,069
WSFS Financial Corp.	58,100	2,521,540
		37,806,886
TOTAL COMMON STOCKS (Cost $289,077,643)		325,134,064
Money Market Funds - 4.5%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (b)	7,687,754	$ 7,687,754
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	6,979,793	6,979,793
TOTAL MONEY MARKET FUNDS (Cost $14,667,547)		14,667,547
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $303,745,190)	339,801,611
NET OTHER ASSETS (LIABILITIES) - (3.3)%	(10,856,240)
NET ASSETS - 100%	$ 328,945,371
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 15,415
Fidelity Securities Lending Cash Central Fund	10,778
Total	$ 26,193
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $304,305,713. Net unrealized appreciation aggregated $35,495,898, of which $43,506,281 related to appreciated investment securities and $8,010,383 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Telecommunications Portfolio

November 30, 2012

1.810721.108

TEL-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.5%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 0.0%
Communications Equipment - 0.0%
Nortel Networks Corp. (a)	8,071	$ 0
DIVERSIFIED TELECOMMUNICATION SERVICES - 61.0%
Alternative Carriers - 7.6%
Cogent Communications Group, Inc.	398,602	8,426,446
Level 3 Communications, Inc. (a)	477,291	9,001,708
tw telecom, inc. (a)	318,557	8,183,729
Vonage Holdings Corp. (a)	1,966,800	4,779,324
		30,391,207
Integrated Telecommunication Services - 53.4%
AT&T, Inc.	1,980,219	67,584,874
Atlantic Tele-Network, Inc.	121,400	4,477,232
CenturyLink, Inc.	506,584	19,675,723
China Unicom Ltd. sponsored ADR	261,900	4,067,307
Frontier Communications Corp. (d)	2,118,100	10,188,061
General Communications, Inc. Class A (a)	1,224,900	10,325,907
PT Telkomunikasi Indonesia Tbk Series B	1,295,500	1,221,694
Telefonica Brasil SA sponsored ADR	186,363	4,088,804
Verizon Communications, Inc.	2,113,547	93,249,694
Windstream Corp.	182	1,525
		214,880,821
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		245,272,028
MEDIA - 2.3%
Cable & Satellite - 2.3%
Time Warner Cable, Inc.	21,800	2,068,602
Virgin Media, Inc. (d)	208,900	7,347,013
		9,415,615
REAL ESTATE INVESTMENT TRUSTS - 3.6%
Specialized REITs - 3.6%
American Tower Corp.	191,000	14,311,630
SOFTWARE - 0.1%
Application Software - 0.1%
Comverse Technology, Inc.	37	132
Comverse, Inc.	3	86
Synchronoss Technologies, Inc. (a)	29,003	529,595
		529,813
WIRELESS TELECOMMUNICATION SERVICES - 27.5%
Wireless Telecommunication Services - 27.5%
Clearwire Corp. Class A (a)(d)	4,460,536	10,348,444

	Shares	Value
Crown Castle International Corp. (a)	316,383	$ 21,362,180
Leap Wireless International, Inc. (a)(d)	445,500	2,895,750
MetroPCS Communications, Inc. (a)	641,106	6,827,779
Mobile TeleSystems OJSC sponsored ADR	67,800	1,181,754
NII Holdings, Inc. (a)(d)	492,400	2,496,468
NTELOS Holdings Corp.	15,706	202,607
NTT DoCoMo, Inc.	1,037	1,503,367
SBA Communications Corp. Class A (a)	292,682	20,142,375
Sprint Nextel Corp. (a)	3,502,250	20,067,893
Telephone & Data Systems, Inc.	519,600	11,955,996
Turkcell Iletisim Hizmet A/S (a)	314,000	1,897,526
Vodafone Group PLC sponsored ADR	366,500	9,455,700
		110,337,839
TOTAL COMMON STOCKS (Cost $384,438,746)		379,866,925
Money Market Funds - 8.6%

Fidelity Cash Central Fund, 0.19% (b)	5,794,071	5,794,071
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	28,841,524	28,841,524
TOTAL MONEY MARKET FUNDS (Cost $34,635,595)		34,635,595
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $419,074,341)		414,502,520
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(12,496,172)
NET ASSETS - 100%		$ 402,006,348
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 22,478
Fidelity Securities Lending Cash Central Fund	229,529
Total	$ 252,007
Other Information

The following is a summary of the inputs used, as of November 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 379,866,925	$ 375,244,338	$ 4,622,587	$ -
Money Market Funds	34,635,595	34,635,595	-	-
Total Investments in Securities:	$ 414,502,520	$ 409,879,933	$ 4,622,587	$ -
Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $427,658,505. Net unrealized depreciation aggregated $13,155,985, of which $37,555,428 related to appreciated investment securities and $50,711,413 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Utilities Portfolio

November 30, 2012

1.810724.108

UTI-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
ELECTRIC UTILITIES - 47.4%
Electric Utilities - 47.4%
American Electric Power Co., Inc.	994,739	$ 42,425,618
Duke Energy Corp.	1,052,153	67,148,405
Edison International	784,012	35,656,866
Exelon Corp.	266,400	8,050,608
FirstEnergy Corp.	484,254	20,561,425
ITC Holdings Corp.	131,006	10,290,521
NextEra Energy, Inc.	383,986	26,383,678
Northeast Utilities	439,077	17,009,843
OGE Energy Corp.	179,469	10,253,064
Pepco Holdings, Inc. (d)	513,300	10,132,542
UIL Holdings Corp.	167,372	6,003,634
		253,916,204
GAS UTILITIES - 6.9%
Gas Utilities - 6.9%
National Fuel Gas Co.	136,976	7,133,710
ONEOK, Inc.	671,651	30,136,980
		37,270,690
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 13.7%
Independent Power Producers & Energy Traders - 13.7%
Calpine Corp. (a)	1,235,939	21,332,307
GenOn Energy, Inc. (a)	2,944,519	7,508,523
NRG Energy, Inc.	755,828	15,947,971
The AES Corp.	2,699,302	28,801,552
		73,590,353
MULTI-UTILITIES - 23.0%
Multi-Utilities - 23.0%
CenterPoint Energy, Inc.	1,215,864	23,988,997
CMS Energy Corp.	385,800	9,425,094
NiSource, Inc.	947,323	22,896,797
PG&E Corp.	555,597	22,751,697
Sempra Energy	623,585	42,665,686
Veolia Environnement SA	120,900	1,311,344
		123,039,615
OIL, GAS & CONSUMABLE FUELS - 5.7%
Oil & Gas Exploration & Production - 1.3%
EQT Corp.	68,600	4,120,116
LinnCo LLC	74,000	2,858,620
		6,978,736

	Shares	Value
Oil & Gas Storage & Transport - 4.4%
Cheniere Energy, Inc. (a)	432,935	$ 7,273,308
Kinder Morgan Holding Co. LLC	314,400	10,629,864
Markwest Energy Partners LP	55,600	2,873,408
Spectra Energy Corp.	94,900	2,652,455
		23,429,035
TOTAL OIL, GAS & CONSUMABLE FUELS		30,407,771
WATER UTILITIES - 2.6%
Water Utilities - 2.6%
American Water Works Co., Inc.	372,700	14,225,959
TOTAL COMMON STOCKS (Cost $521,361,178)		532,450,592
Money Market Funds - 0.5%

Fidelity Cash Central Fund, 0.19% (b)	1,853,257	1,853,257
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	623,700	623,700
TOTAL MONEY MARKET FUNDS (Cost $2,476,957)		2,476,957
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $523,838,135)		534,927,549
NET OTHER ASSETS (LIABILITIES) - 0.2%		1,066,089
NET ASSETS - 100%		$ 535,993,638
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 14,625
Fidelity Securities Lending Cash Central Fund	29,004
Total	$ 43,629
Other Information

The following is a summary of the inputs used, as of November 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 532,450,592	$ 531,139,248	$ 1,311,344	$ -
Money Market Funds	2,476,957	2,476,957	-	-
Total Investments in Securities:	$ 534,927,549	$ 533,616,205	$ 1,311,344	$ -
Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $525,241,248. Net unrealized appreciation aggregated $9,686,301, of which $22,099,519 related to appreciated investment securities and $12,413,218 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Wireless Portfolio

November 30, 2012

1.810702.108

WIR-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
AEROSPACE & DEFENSE - 0.6%
Aerospace & Defense - 0.6%
Kratos Defense & Security Solutions, Inc. (a)	325,500	$ 1,448,475
COMMUNICATIONS EQUIPMENT - 25.5%
Communications Equipment - 25.5%
Acme Packet, Inc. (a)	56,000	1,117,200
Aruba Networks, Inc. (a)(d)	174,384	3,397,000
Globecomm Systems, Inc. (a)	8,700	103,356
Harris Corp.	78,600	3,704,418
InterDigital, Inc. (d)	57,400	2,449,832
Motorola Solutions, Inc.	192,068	10,458,103
Nokia Corp. sponsored ADR (d)	1,687,500	5,501,250
Polycom, Inc. (a)	91,400	956,044
QUALCOMM, Inc.	324,950	20,673,319
Research In Motion Ltd. (a)(d)	481,000	5,579,600
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (d)	549,200	5,156,988
Ubiquiti Networks, Inc. (d)	18,100	212,675
ViaSat, Inc. (a)	82,000	3,134,860
		62,444,645
COMPUTERS & PERIPHERALS - 4.2%
Computer Hardware - 4.2%
Apple, Inc.	17,550	10,271,664
DIVERSIFIED TELECOMMUNICATION SERVICES - 13.6%
Integrated Telecommunication Services - 13.6%
AT&T, Inc.	341,900	11,669,047
China Unicom Ltd. sponsored ADR (d)	306,000	4,752,180
Telefonica SA sponsored ADR	344,611	4,490,281
Verizon Communications, Inc.	277,400	12,238,888
		33,150,396
ELECTRONIC EQUIPMENT & COMPONENTS - 0.1%
Electronic Manufacturing Services - 0.1%
Uni-Pixel, Inc. (a)	33,300	264,402
INTERNET SOFTWARE & SERVICES - 3.6%
Internet Software & Services - 3.6%
Baidu.com, Inc. sponsored ADR (a)	7,800	751,218
Facebook, Inc. Class A	52,900	1,481,201
Google, Inc. Class A (a)	6,200	4,329,894
Web.com Group, Inc. (a)	149,000	2,251,390
		8,813,703
IT SERVICES - 0.0%
Data Processing & Outsourced Services - 0.0%
NeuStar, Inc. Class A (a)	400	16,080

	Shares	Value
MEDIA - 1.4%
Cable & Satellite - 1.4%
DISH Network Corp. Class A	6,000	$ 222,240
Virgin Media, Inc. (d)	93,950	3,304,222
		3,526,462
REAL ESTATE INVESTMENT TRUSTS - 5.5%
Specialized REITs - 5.5%
American Tower Corp.	179,792	13,471,815
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.7%
Semiconductors - 2.7%
Analog Devices, Inc.	10,600	430,360
Avago Technologies Ltd.	18,300	642,330
Freescale Semiconductor Holdings I Ltd. (a)	126,200	1,168,612
NXP Semiconductors NV (a)	23,700	580,176
RF Micro Devices, Inc. (a)	695,200	3,003,264
Skyworks Solutions, Inc. (a)	39,400	892,410
		6,717,152
SOFTWARE - 2.6%
Application Software - 2.6%
AsiaInfo-Linkage, Inc. (a)	54,750	628,530
Comverse Technology, Inc.	421,685	1,501,199
Comverse, Inc.	42,168	1,213,173
Gameloft Se (a)	311,362	2,275,773
Synchronoss Technologies, Inc. (a)	34,750	634,535
		6,253,210
WIRELESS TELECOMMUNICATION SERVICES - 39.5%
Wireless Telecommunication Services - 39.5%
China Mobile Ltd. sponsored ADR	169,400	9,642,248
Clearwire Corp. Class A (a)(d)	1,364,550	3,165,756
Crown Castle International Corp. (a)	122,500	8,271,200
Leap Wireless International, Inc. (a)(d)	143,450	932,425
MetroPCS Communications, Inc. (a)	312,450	3,327,593
NII Holdings, Inc. (a)(d)	427,900	2,169,453
NTELOS Holdings Corp.	31,775	409,898
NTT DoCoMo, Inc. sponsored ADR	161,600	2,336,736
Rogers Communications, Inc. Class B (non-vtg.) (d)	190,000	8,391,101
SBA Communications Corp. Class A (a)	160,900	11,073,138
Sprint Nextel Corp. (a)	2,062,931	11,820,595
Telephone & Data Systems, Inc.	139,014	3,198,712
U.S. Cellular Corp. (a)	50,600	1,763,410
USA Mobility, Inc.	36,400	420,784
Vodafone Group PLC sponsored ADR	1,146,800	29,587,437
		96,510,486
TOTAL COMMON STOCKS (Cost $210,797,442)		242,888,490
Money Market Funds - 9.7%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (b)	1,395,971	$ 1,395,971
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	22,347,591	22,347,591
TOTAL MONEY MARKET FUNDS (Cost $23,743,562)		23,743,562
TOTAL INVESTMENT PORTFOLIO - 109.0% (Cost $234,541,004)		266,632,052
NET OTHER ASSETS (LIABILITIES) - (9.0)%		(21,989,046)
NET ASSETS - 100%		$ 244,643,006
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,564
Fidelity Securities Lending Cash Central Fund	178,633
Total	$ 182,197
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $240,372,155. Net unrealized appreciation aggregated $26,259,897, of which $43,851,872 related to appreciated investment securities and $17,591,975 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Consolidated Quarterly Holdings Report

for

Fidelity Advisor® Select
Gold Portfolio
Class A
Class T
Class B
Class C
Institutional Class

November 30, 2012

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Select Gold Portfolio

1.860865.105

AGLD-QTLY-0113

Consolidated Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value
Australia - 11.1%
METALS & MINING - 11.1%
Gold - 11.1%
ABM Resources NL (a)	2,300,000	$ 112,813
Alkane Resources Ltd.	195,000	142,451
Ampella Mining Ltd. (a)(d)	2,515,000	879,259
Beadell Resources Ltd. (a)	7,630,765	8,600,544
CGA Mining Ltd. (Canada) (a)	2,047,000	5,131,152
Evolution Mining Ltd. (a)	3,078,738	5,976,126
Focus Minerals Ltd. (a)	2,300,000	79,209
Gold One International Ltd. (a)	90,277	32,975
Gryphon Minerals Ltd. (a)	4,905,010	3,224,887
Integra Mining Ltd. (a)	1,415,000	804,798
Intrepid Mines Ltd.:
(Australia) (a)	9,209,798	2,883,404
(Canada) (a)	320,000	98,253
Kingsgate Consolidated NL (d)	2,388,274	12,113,077
Kula Gold Ltd. (a)	31,245	12,228
Marengo Mining Ltd. (a)	560,000	78,896
Medusa Mining Ltd.	2,552,885	16,091,712
Newcrest Mining Ltd.	9,474,792	253,624,454
Papillon Resources Ltd. (a)(d)	835,000	1,429,106
Perseus Mining Ltd.:
(Australia) (a)	5,504,308	13,441,652
(Canada) (a)	1,300,000	3,075,452
Ramelius Resources Ltd. (a)(d)	980,000	490,909
Red 5 Ltd. (a)	841,000	877,668
Regis Resources Ltd. (a)	4,849,692	27,583,205
Resolute Mining Ltd.	3,984,261	7,713,043
Saracen Mineral Holdings Ltd. (a)	2,032,488	954,497
Silver Lake Resources Ltd. (a)(d)	2,049,000	7,420,027
St Barbara Ltd. (a)(d)	6,313,377	10,772,427
Tanami Gold NL (a)	130,000	84,793
Troy Resources NL	195,000	846,568
Troy Resources NL (f)	734,826	3,217,892
		387,793,477
Bailiwick of Jersey - 4.6%
METALS & MINING - 4.6%
Gold - 4.6%
Centamin PLC (a)	12,081,900	11,362,569
Lydian International Ltd. (a)	909,600	1,941,261
Polyus Gold International Ltd.	422,400	1,394,101
Polyus Gold International Ltd. sponsored GDR	5,848,190	18,831,172
Randgold Resources Ltd. sponsored ADR	1,175,267	126,176,665
		159,705,768

	Shares	Value
Bermuda - 0.3%
METALS & MINING - 0.3%
Gold - 0.3%
Continental Gold Ltd. (a)	995,400	$ 9,349,255
G-Resources Group Ltd. (a)	24,390,000	1,148,661
		10,497,916
Steel - 0.0%
African Minerals Ltd. (a)	417,100	1,650,594
TOTAL METALS & MINING		12,148,510
British Virgin Islands - 0.0%
METALS & MINING - 0.0%
Precious Metals & Minerals - 0.0%
Gem Diamonds Ltd. (a)	285,000	737,430
Canada - 58.2%
METALS & MINING - 58.2%
Diversified Metals & Mining - 0.3%
Copper Mountain Mining Corp. (a)	97,000	366,185
East Asia Minerals Corp. (a)	5,000	805
Eastmain Resources, Inc. (a)	10,000	7,047
Kimber Resources, Inc. (a)(e)	16,100	7,618
Kimber Resources, Inc. (a)(e)(f)	5,632,000	2,664,761
NovaCopper, Inc. (a)(d)	488,333	983,204
Prodigy Gold, Inc. (a)	610,000	614,084
Sabina Gold & Silver Corp. (a)	555,000	1,536,468
Turquoise Hill Resources Ltd. (a)	499,550	3,761,649
		9,941,821
Gold - 57.5%
Agnico-Eagle Mines Ltd. (Canada) (d)	2,133,400	118,960,111
Alacer Gold Corp. (a)	3,409,063	15,512,120
Alamos Gold, Inc.	1,908,800	35,933,518
Argonaut Gold, Inc. (a)(d)	1,144,800	11,075,178
ATAC Resources Ltd. (a)	67,200	121,770
Aura Minerals, Inc. (a)	10,000	2,819
AuRico Gold, Inc. (a)	3,493,563	27,608,063
Aurizon Mines Ltd. (a)	2,190,600	7,983,059
B2Gold Corp. (a)(d)	6,022,400	20,977,001
Banro Corp. (a)	4,018,482	13,390,220
Barrick Gold Corp. (d)	10,902,019	378,527,846
Belo Sun Mining Corp. (a)(d)	3,607,600	6,246,612
Canaco Resources, Inc. (a)	710,100	239,476
Canaco Resources, Inc. (a)(f)	561,600	189,395
Centerra Gold, Inc.	2,042,200	18,317,815
Claude Resources, Inc. (a)	80,000	45,905
Colossus Minerals, Inc. (a)	2,047,800	8,761,413
Detour Gold Corp. (a)	843,800	20,896,441
Detour Gold Corp. (a)(f)	785,900	19,462,566
Eldorado Gold Corp.	9,426,708	136,178,849
Exeter Resource Corp. (a)	272,300	348,136
Franco-Nevada Corp.	1,702,300	96,343,994
Gabriel Resources Ltd. (a)	920,600	2,279,837
Common Stocks - continued
	Shares	Value
Canada - continued
METALS & MINING - CONTINUED
Gold - continued
Gold Canyon Resources, Inc. (a)	790,000	$ 890,723
Goldcorp, Inc.	10,092,300	393,288,303
Golden Predator Corp. (a)	5,000	1,435
Golden Queen Mining Co. Ltd. (a)	5,000	12,231
GoldQuest Mining Corp. (a)	1,968,500	961,114
Gran Colombia Gold Corp. (a)	1,765,000	675,190
Guyana Goldfields, Inc. (a)	1,429,700	4,418,562
Guyana Goldfields, Inc. (a)(f)	155,000	479,036
IAMGOLD Corp.	4,774,500	56,427,875
International Minerals Corp.:
(Canada)	157,100	806,574
(Switzerland)	15,000	76,886
International Tower Hill Mines Ltd. (a)	546,700	1,177,770
Keegan Resources, Inc. (a)	90,000	355,162
Kinross Gold Corp.	14,498,891	146,835,298
Kinross Gold Corp. warrants 9/17/14 (a)	1,192,793	414,268
Kirkland Lake Gold, Inc. (a)	906,000	7,880,244
Lake Shore Gold Corp. (a)(d)	4,446,600	3,088,694
Midas Gold Corp. (a)	20,000	47,919
New Gold, Inc. (a)	7,075,855	75,150,018
Novagold Resources, Inc. (a)(d)	2,930,000	13,066,794
OceanaGold Corp. (a)	2,220,000	7,442,090
Orezone Gold Corp. (a)	362,100	572,303
Orvana Minerals Corp. (a)	10,000	8,557
Osisko Mining Corp. (a)	2,701,500	22,028,641
Osisko Mining Corp. (a)(f)	3,000,000	24,462,677
Pilot Gold, Inc. (a)	491,250	890,170
Premier Gold Mines Ltd. (a)	4,440,640	19,222,582
Pretium Resources, Inc. (a)	379,938	5,144,376
Pretium Resources, Inc. (a)(f)	225,000	3,046,509
Pretium Resources, Inc. (a)(g)	225,000	3,046,509
Primero Mining Corp. (a)	669,300	4,393,050
Queenston Mining, Inc. (a)	437,900	2,151,258
Rainy River Resources Ltd. (a)	2,174,500	11,186,082
Richmont Mines, Inc. (a)	145,300	412,489
Romarco Minerals, Inc. (a)	10,948,600	10,801,458
Romarco Minerals, Inc. (a)(f)	5,900,000	5,820,708
Rubicon Minerals Corp. (a)	3,441,352	10,219,951
San Gold Corp. (a)	4,926,900	4,166,302
Seabridge Gold, Inc. (a)	601,905	9,100,802
SEMAFO, Inc.	4,346,900	15,184,721
St. Andrew Goldfields Ltd. (a)	440,000	199,326
Sulliden Gold Corp. Ltd. (a)	2,795,400	2,673,408
Teranga Gold Corp. (a)	35,000	80,687
Teranga Gold Corp. CDI unit (a)	3,430,974	8,127,881
Torex Gold Resources, Inc. (a)	9,357,500	19,782,302

	Shares	Value
Volta Resources, Inc. (a)	55,000	$ 28,238
Yamana Gold, Inc.	9,286,400	175,005,193
		2,010,654,510
Precious Metals & Minerals - 0.4%
Chesapeake Gold Corp. (a)	6,000	54,362
Dalradian Resources, Inc. (a)	51,000	90,361
Gold Standard Ventures Corp. (a)	350,400	447,987
Kaminak Gold Corp. Class A (a)	20,000	24,161
MAG Silver Corp. (a)	35,400	341,402
Pan American Silver Corp.	174,887	3,331,598
Pan American Silver Corp. warrants 12/7/14 (a)	232,460	202,844
Silver Wheaton Corp.	100,300	3,692,526
Silvercorp Metals, Inc.	37,500	206,876
Tahoe Resources, Inc. (a)	300,500	5,351,432
Wildcat Silver Corp. (a)	75,200	69,647
		13,813,196
TOTAL METALS & MINING		2,034,409,527
Cayman Islands - 0.2%
METALS & MINING - 0.2%
Gold - 0.2%
China Precious Metal Resources Holdings Co. Ltd. (a)	2,542,000	485,427
Endeavour Mining Corp. (a)(d)	3,234,500	6,837,922
		7,323,349
China - 0.4%
METALS & MINING - 0.4%
Gold - 0.4%
Zhaojin Mining Industry Co. Ltd. (H Shares)	1,013,650	1,718,583
Zijin Mining Group Co. Ltd. (H Shares)	29,384,000	11,829,124
		13,547,707
Netherlands - 0.0%
METALS & MINING - 0.0%
Gold - 0.0%
Nord Gold NV GDR (Reg. S) (a)	15,000	73,500
Peru - 0.7%
METALS & MINING - 0.7%
Gold - 0.7%
Compania de Minas Buenaventura SA sponsored ADR	798,400	26,163,568
South Africa - 8.6%
METALS & MINING - 8.6%
Gold - 8.6%
AngloGold Ashanti Ltd. sponsored ADR	4,791,552	148,394,365
Gold Fields Ltd.	55,000	674,204
Gold Fields Ltd. sponsored ADR	8,991,626	110,417,167
Common Stocks - continued
	Shares	Value
South Africa - continued
METALS & MINING - CONTINUED
Gold - continued
Harmony Gold Mining Co. Ltd.	1,484,000	$ 11,525,658
Harmony Gold Mining Co. Ltd. sponsored ADR (d)	3,747,300	29,266,413
		300,277,807
Sweden - 0.0%
METALS & MINING - 0.0%
Gold - 0.0%
Nordic Mines AB (a)(d)	20,000	6,102
United Kingdom - 0.6%
METALS & MINING - 0.6%
Gold - 0.6%
African Barrick Gold Ltd.	1,280,463	8,472,669
Patagonia Gold PLC (a)(d)	260,000	94,767
Petropavlovsk PLC	2,100,929	11,511,732
		20,079,168
Steel - 0.0%
London Mining PLC (a)(d)	543,500	1,101,522
TOTAL METALS & MINING		21,180,690
United States of America - 10.7%
METALS & MINING - 10.5%
Gold - 10.4%
Allied Nevada Gold Corp. (a)	1,336,300	43,496,565
Allied Nevada Gold Corp. (Canada) (a)	45,000	1,460,512
Gold Resource Corp. (d)	30,000	475,800
Newmont Mining Corp.	5,665,350	266,781,332
Royal Gold, Inc.	658,213	53,157,282
		365,371,491
Precious Metals & Minerals - 0.1%
McEwen Mining, Inc. (a)(d)	705,100	2,608,870
McEwen Mining, Inc. rights 12/4/12 (a)	705,100	109,291
		2,718,161
TOTAL METALS & MINING		368,089,652
OIL, GAS & CONSUMABLE FUELS - 0.2%
Coal & Consumable Fuels - 0.2%
Alpha Natural Resources, Inc. (a)	516,800	3,865,664
Peabody Energy Corp.	28,900	725,679
		4,591,343
TOTAL UNITED STATES OF AMERICA		372,680,995
TOTAL COMMON STOCKS (Cost $3,002,929,968)		3,336,048,430
Commodities - 4.6%
	Troy Ounces	Value
Gold Bullion (a)	91,500	$ 156,826,425
Silver Bullion (a)	117,000	3,908,970
TOTAL COMMODITIES (Cost $137,311,875)		160,735,395
Money Market Funds - 13.2%

Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c) (Cost $461,449,913)	461,449,913	461,449,913
TOTAL INVESTMENT PORTFOLIO - 113.2% (Cost $3,601,691,756)	3,958,233,738
NET OTHER ASSETS (LIABILITIES) - (13.2)%	(460,904,797)
NET ASSETS - 100%	$ 3,497,328,941
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $59,343,544 or 1.7% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,046,509 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Pretium Resources, Inc.	3/31/11	$ 2,172,293
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,086
Fidelity Securities Lending Cash Central Fund	574,718
Total	$ 586,804
Consolidated Subsidiary
	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Select Gold Cayman Ltd.	$ 43,125,922	$ 111,196,706	$ -	$ -	$ 160,693,057
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Kimber Resources, Inc.	$ 16,919	$ -	$ -	$ -	$ 7,618
Kimber Resources, Inc. (144A)	6,128,712	-	119,267	-	2,664,761
Total	$ 6,145,631	$ -	$ 119,267	$ -	$ 2,672,379
Other Information

The following is a summary of the inputs used, as of November 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 3,336,048,430	$ 3,323,645,724	$ 12,402,706	$ -
Commodities	160,735,395	160,735,395	-	-
Money Market Funds	461,449,913	461,449,913	-	-
Total Investments in Securities:	$ 3,958,233,738	$ 3,945,831,032	$ 12,402,706	$ -
Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes on an unconsolidated basis was $3,890,752,118. Net unrealized appreciation aggregated $67,439,282, of which $613,798,034 related to appreciated investment securities and $546,358,752 related to depreciated investment securities.

Consolidated Subsidiary

The Fund invests in certain commodity-related investments through Fidelity Select Gold Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of November 30, 2012, the Fund held $160,693,057 in the Subsidiary, representing 4.6% of the Fund's net assets. The Quarterly Holdings report is consolidated and includes the holdings of the Fund and the Subsidiary.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in commodities are valued at their last traded price prior to 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Biotechnology Portfolio

November 30, 2012

1.810668.108

BIO-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
BIOTECHNOLOGY - 95.6%
Biotechnology - 95.6%
A.P. Pharma, Inc.	14,288,530	$ 7,572,921
Acadia Pharmaceuticals, Inc. (a)(d)	2,793,559	14,526,507
Achillion Pharmaceuticals, Inc. (a)	727,408	5,666,508
Acorda Therapeutics, Inc. (a)	1,153,614	29,048,001
Aegerion Pharmaceuticals, Inc. (a)(d)(e)	1,968,168	43,102,879
Affymax, Inc. (a)	1,067,659	26,093,586
Agenus, Inc. (a)(d)(e)	150,089	649,885
Agenus, Inc. warrants 6/9/18 (a)(e)(f)	1,548,000	114,659
Alexion Pharmaceuticals, Inc. (a)	610,519	58,622,034
Alkermes PLC (a)	1,298,858	25,080,948
Alnylam Pharmaceuticals, Inc. (a)	1,563,203	26,527,555
AMAG Pharmaceuticals, Inc. (a)	654,551	9,837,902
Amarin Corp. PLC ADR (a)(d)	870,224	10,799,480
Amgen, Inc.	3,866,495	343,344,756
Anacor Pharmaceuticals, Inc. (a)	336,858	1,785,347
Arena Pharmaceuticals, Inc. (a)(d)	3,619,844	32,071,818
ARIAD Pharmaceuticals, Inc. (a)	1,822,605	40,753,448
ArQule, Inc. (a)	2,649,542	7,047,782
AVEO Pharmaceuticals, Inc. (a)(d)	389,487	2,531,666
Biogen Idec, Inc. (a)	1,327,956	197,984,960
BioMarin Pharmaceutical, Inc. (a)	1,358,328	66,014,741
Bionovo, Inc. warrants 2/2/16 (a)	1,043,150	1,713
Biospecifics Technologies Corp. (a)	21,004	279,983
BioTime, Inc. (a)(d)	517,483	1,857,764
Catalyst Pharmaceutical Partners, Inc.:
warrants 5/2/17 (a)	141,443	1
warrants 5/30/17 (a)	282,100	5
Celgene Corp. (a)	1,589,001	124,879,589
Cell Therapeutics, Inc. (a)(d)(e)	6,675,910	9,212,756
Cell Therapeutics, Inc. warrants 7/6/16 (a)(e)	835,596	94,547
Celldex Therapeutics, Inc. (a)(d)	1,741,605	10,345,134
Cepheid, Inc. (a)	503,500	16,323,470
Clovis Oncology, Inc. (d)	296,187	4,555,356
Codexis, Inc. (a)(d)	765,258	1,637,652
Cubist Pharmaceuticals, Inc. (a)	558,508	22,681,010
Cytokinetics, Inc. (e)	6,380,800	4,097,112
Cytokinetics, Inc. warrants 6/25/17 (a)(e)	3,828,480	15,516
Dendreon Corp. (a)(d)	1,572,752	6,998,746
Durata Therapeutics, Inc. (d)	200,000	1,818,000
Dyax Corp. (a)	3,078,905	10,068,019
Dynavax Technologies Corp. (a)	3,096,043	8,792,762
Emergent BioSolutions, Inc. (a)	258,400	3,881,168
Enzon Pharmaceuticals, Inc.	439,366	3,066,775
Exact Sciences Corp. (a)	718,361	7,047,121
Exelixis, Inc. (a)(d)	1,280,168	6,260,022
Fibrocell Science, Inc. (f)	60,806,000	8,756,064
Genomic Health, Inc. (a)	263,985	7,301,825
Gilead Sciences, Inc. (a)	4,923,072	369,230,400
Halozyme Therapeutics, Inc. (a)	2,121,568	13,217,369

	Shares	Value
Idenix Pharmaceuticals, Inc. (a)(d)	1,092,049	$ 5,591,291
ImmunoGen, Inc. (a)(d)	984,415	12,492,226
Immunomedics, Inc. (a)	568,085	1,812,191
Incyte Corp. (a)(d)	1,134,380	19,965,088
Infinity Pharmaceuticals, Inc. (a)	461,734	11,704,957
Intercept Pharmaceuticals, Inc.	72,702	1,699,046
InterMune, Inc. (a)(d)	2,865,113	26,244,435
Ironwood Pharmaceuticals, Inc. Class A (a)	3,969,115	42,866,442
Isis Pharmaceuticals, Inc. (a)(d)	1,090,791	10,035,277
Keryx Biopharmaceuticals, Inc. (a)(d)	240,074	753,832
KYTHERA Biopharmaceuticals, Inc.	23,652	578,764
Lexicon Pharmaceuticals, Inc. (a)	7,487,723	12,878,884
Ligand Pharmaceuticals, Inc. Class B (a)	449,928	8,877,079
MannKind Corp. (a)(d)	793,022	1,697,067
Medivation, Inc. (a)	1,793,896	93,551,676
Merrimack Pharmaceuticals, Inc.	44,600	318,444
Metabolix, Inc. (a)(d)	930,144	1,051,063
Momenta Pharmaceuticals, Inc. (a)(d)	503,548	5,387,964
Myriad Genetics, Inc. (a)	853,918	24,524,525
Neurocrine Biosciences, Inc. (a)	858,052	6,418,229
NeurogesX, Inc. (a)	3,131,785	688,993
NewLink Genetics Corp. (d)	723,855	8,707,976
Novavax, Inc. (a)(d)	7,352,004	13,674,727
Novelos Therapeutics, Inc. (a)(e)	2,334,890	1,844,563
Novelos Therapeutics, Inc. warrants 12/6/16 (a)(e)	2,362,400	490,561
NPS Pharmaceuticals, Inc. (a)	1,640,126	16,778,489
OncoGenex Pharmaceuticals, Inc. (a)	241,795	3,049,035
Onyx Pharmaceuticals, Inc. (a)	1,281,245	96,695,560
Opko Health, Inc. (a)(d)	2,043,900	8,952,282
Oragenics, Inc.	1,558,058	3,225,180
OREXIGEN Therapeutics, Inc. (a)(d)	2,124,563	10,027,937
Osiris Therapeutics, Inc. (a)(d)	444,118	4,263,533
PDL BioPharma, Inc. (d)	1,282,633	10,132,801
Pharmacyclics, Inc. (a)(d)	664,354	35,243,980
PolyMedix, Inc. (a)(e)	5,775,434	981,824
PolyMedix, Inc. warrants 4/10/16 (a)(e)	2,961,167	17,991
Progenics Pharmaceuticals, Inc. (a)(e)	3,727,858	8,797,745
PROLOR Biotech, Inc. (a)(d)	1,178,684	5,563,388
Protalix BioTherapeutics, Inc. (a)(d)	1,168,542	6,485,408
Puma Biotechnology, Inc.	854,701	17,606,841
Raptor Pharmaceutical Corp. (a)(d)	1,508,779	7,981,441
Regeneron Pharmaceuticals, Inc. (a)	879,087	155,202,810
Rigel Pharmaceuticals, Inc. (a)	1,147,051	9,520,523
Sangamo Biosciences, Inc. (a)(d)	1,139,572	6,529,748
Savient Pharmaceuticals, Inc. (a)(d)	2,676,836	3,212,203
Seattle Genetics, Inc. (a)(d)	860,619	21,782,267
SIGA Technologies, Inc. (a)(d)	1,651,514	4,459,088
Sophiris Bio, Inc.	2,502,000	654,875
Sorrento Therapeutics, Inc.	11,780,000	2,591,600
Spectrum Pharmaceuticals, Inc. (a)(d)	2,146,858	25,418,799
Sunesis Pharmaceuticals, Inc. (a)	614,064	3,051,898
Common Stocks - continued
	Shares	Value
BIOTECHNOLOGY - CONTINUED
Biotechnology - continued
Synageva BioPharma Corp. (a)	211,500	$ 10,348,695
Synergy Pharmaceuticals, Inc. (a)	546,554	3,038,840
Synergy Pharmaceuticals, Inc. warrants 11/14/16 (a)	354,400	886,000
Synta Pharmaceuticals Corp. (a)(d)	2,343,090	18,908,736
Synthetic Biologics, Inc. (a)	900	1,800
Targacept, Inc. (a)	664,933	2,852,563
Theravance, Inc. (a)(d)	815,869	18,340,735
Threshold Pharmaceuticals, Inc. (a)(d)	1,262,685	5,581,068
Threshold Pharmaceuticals, Inc. warrants 3/16/16 (a)	631,520	1,815,050
Tranzyme, Inc. (a)(d)	1,194,686	915,846
Trius Therapeutics, Inc. (a)	942,306	4,513,646
United Therapeutics Corp. (a)	431,851	22,693,770
Vanda Pharmaceuticals, Inc. (a)	880,400	3,063,792
Verastem, Inc.	95,367	649,449
Vertex Pharmaceuticals, Inc. (a)	1,842,018	73,293,896
Vical, Inc. (a)	4,038,130	12,679,728
ZIOPHARM Oncology, Inc. (a)(d)	2,149,292	9,413,899
		2,562,677,321
HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
Health Care Equipment - 0.1%
Alsius Corp. (a)	314,300	3
Aradigm Corp. (a)	6,398,160	767,779
InVivo Therapeutics Holdings Corp. (a)(d)	1,549,300	2,432,401
		3,200,183
HEALTH CARE PROVIDERS & SERVICES - 0.1%
Health Care Services - 0.1%
OvaScience, Inc. (a)	212,300	1,921,315
LIFE SCIENCES TOOLS & SERVICES - 0.2%
Life Sciences Tools & Services - 0.2%
BG Medicine, Inc. (a)(e)	1,177,641	1,707,579
ChromaDex, Inc. (a)(d)	2,283,700	1,484,405
Transgenomic, Inc. (a)	3,392,882	2,544,662
Transgenomic, Inc. warrants 2/3/17 (a)(f)	1,419,000	813
		5,737,459
PERSONAL PRODUCTS - 0.0%
Personal Products - 0.0%
MYOS Corp.	1,666,700	366,674
PHARMACEUTICALS - 2.2%
Pharmaceuticals - 2.2%
AcelRx Pharmaceuticals, Inc. (a)(d)	985,100	4,196,526

	Shares	Value
Auxilium Pharmaceuticals, Inc. (a)	404,451	$ 7,741,192
AVANIR Pharmaceuticals Class A (a)(d)	4,969,885	13,120,496
Corcept Therapeutics, Inc. (a)	45,769	65,907
Elan Corp. PLC sponsored ADR (a)	942,398	9,405,132
Horizon Pharma, Inc. (d)	1,607,800	4,164,202
Horizon Pharma, Inc.:
warrants 2/28/17 (a)	319,539	704
warrants 9/25/17 (a)	759,050	1,383
Jazz Pharmaceuticals PLC (a)	106,217	5,722,972
Omeros Corp. (a)(d)	433,823	3,244,996
TherapeuticsMD, Inc. (a)	1,323,507	3,970,521
Ventrus Biosciences, Inc. (a)(d)	77,902	193,197
ViroPharma, Inc. (a)	84,599	2,097,209
XenoPort, Inc. (a)	129,509	1,016,646
Zogenix, Inc. (a)	1,472,258	3,886,761
Zogenix, Inc. warrants 7/27/17 (a)	498,465	77,338
		58,905,182
TOTAL COMMON STOCKS (Cost $2,044,277,806)		2,632,808,134
Convertible Preferred Stocks - 0.3%

BIOTECHNOLOGY - 0.2%
Biotechnology - 0.2%
bluebird bio (f)	535,716	266,947
Xenon Pharmaceuticals, Inc.Series E (a)(f)	981,626	3,416,058
		3,683,005
PHARMACEUTICALS - 0.1%
Pharmaceuticals - 0.1%
Agios Pharmaceuticals, Inc.Series C (f)	229,509	1,127,142
KaloBios Pharmaceuticals, Inc. Series E (f)	693,000	2,356,200
		3,483,342
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $10,474,427)		7,166,347
Money Market Funds - 11.1%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (b)	41,243,536	$ 41,243,536
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	257,387,538	257,387,538
TOTAL MONEY MARKET FUNDS (Cost $298,631,074)		298,631,074
TOTAL INVESTMENT PORTFOLIO - 109.6% (Cost $2,353,383,307)		2,938,605,555
NET OTHER ASSETS (LIABILITIES) - (9.6)%		(258,129,607)
NET ASSETS - 100%		$ 2,680,475,948
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $16,037,883 or 0.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Agenus, Inc. warrants 6/9/18	1/9/08	$ 1,930,622
Agios Pharmaceuticals, Inc. Series C	11/16/11	$ 1,127,142
bluebird bio	7/23/12	$ 266,947
Fibrocell Science, Inc.	10/8/12	$ 6,080,600
KaloBios Pharmaceuticals, Inc. Series E	5/2/12	$ 2,356,200
Transgenomic, Inc. warrants 2/3/17	2/3/12	$ 9,800
Xenon Pharmaceuticals, Inc. Series E	3/23/01	$ 6,724,138
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 18,493
Fidelity Securities Lending Cash Central Fund	5,772,877
Total	$ 5,791,370
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acadia Pharmaceuticals, Inc.	$ 5,217,290	$ 4,520,104	$ 3,169,265	$ -	$ -
AcelRx Pharmaceuticals, Inc.	2,938,158	-	172,730	-	-
Aegerion Pharmaceuticals, Inc.	12,553,506	23,183,874	6,611,061	-	43,102,879
Agenus, Inc.	1,182,412	-	1,326,203	-	649,885
Agenus, Inc. warrants 6/9/18	210,780	-	-	-	114,659
ArQule, Inc.	6,759,157	14,501,481	2,825,193	-	-
BG Medicine, Inc.	5,510,191	2,915,171	7,359	-	1,707,579
Catalyst Pharmaceutical Partners, Inc.	1,960,391	225,677	1,130,731	-	-
Catalyst Pharmaceutical Partners, Inc. warrants 5/2/17	72,699	-	-	-	-
Catalyst Pharmaceutical Partners, Inc. warrants 5/30/17	-	3	-	-	-
Cell Therapeutics, Inc.	13,577,687	6,500,000	514,929	-	9,212,756
Cell Therapeutics, Inc. warrants 7/6/16	620,755	-	-	-	94,547
Cytokinetics, Inc.	-	4,849,408	-	-	4,097,112
Cytokinetics, Inc. warrants 6/25/17	-	-	-	-	15,516
Novavax, Inc.	3,095,123	7,859,673	445,152	-	-
Novelos Therapeutics, Inc.	1,181,200	-	54,744	-	1,844,563
Novelos Therapeutics, Inc. warrants 12/6/16	46,546	-	-	-	490,561
OREXIGEN Therapeutics, Inc.	12,734,873	4,344,338	7,388,537	-	-
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
PolyMedix, Inc.	$ 7,699,034	$ -	$ 151,839	$ -	$ 981,824
PolyMedix, Inc. warrants 4/10/16	2,392,472	-	-	-	17,991
Progenics Pharmaceuticals, Inc.	21,224,629	8,823,562	698,061	-	8,797,745
Vanda Pharmaceuticals, Inc.	-	8,137,480	3,243,427	-	-
Ventrus Biosciences, Inc.	7,280,513	-	3,740,997	-	-
Total	$ 106,257,416	$ 85,860,771	$ 31,480,228	$ -	$ 71,127,617
Other Information

The following is a summary of the inputs used, as of November 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 2,632,808,134	$ 2,621,421,786	$ 11,386,345	$ 3
Convertible Preferred Stocks	7,166,347	-	-	7,166,347
Money Market Funds	298,631,074	298,631,074	-	-
Total Investments in Securities:	$ 2,938,605,555	$ 2,920,052,860	$ 11,386,345	$ 7,166,350
Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $2,369,466,327. Net unrealized appreciation aggregated $569,139,228, of which $760,323,983 related to appreciated investment securities and $191,184,755 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Brokerage and Investment
Management Portfolio

November 30, 2012

1.810691.108

BRO-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value
AEROSPACE & DEFENSE - 0.0%
Aerospace & Defense - 0.0%
BAE Systems PLC	100	$ 524
CAPITAL MARKETS - 68.3%
Asset Management & Custody Banks - 46.4%
A.F.P. Provida SA sponsored ADR	199,339	20,432,248
Affiliated Managers Group, Inc. (a)	50,518	6,510,255
AllianceBernstein Holding LP	185,000	3,252,300
American Capital Ltd. (a)	8,800	105,424
Ameriprise Financial, Inc.	700	42,469
Apollo Global Management LLC Class A	657,832	10,321,384
Apollo Investment Corp.	207,743	1,686,873
Ares Capital Corp.	1,100,705	19,526,507
Artio Global Investors, Inc. Class A	239,385	541,010
Ashmore Group PLC	2,500,800	14,431,978
Bank of New York Mellon Corp.	17,462	418,040
Bank Sarasin & Cie AG Series B (Reg.) (a)	1,380	40,207
BlackRock Kelso Capital Corp.	566,620	5,722,862
BlackRock, Inc. Class A	87,422	17,225,631
Calamos Asset Management, Inc. Class A	30,000	294,000
Cetip SA - Mercados Organizado	307,300	3,156,699
Cohen & Steers, Inc. (d)	529,900	15,144,542
Eaton Vance Corp. (non-vtg.)	62,200	1,982,936
EFG International (d)	239,793	2,083,019
Federated Investors, Inc. Class B (non-vtg.) (d)	39,800	790,030
Fifth Street Finance Corp.	168,668	1,818,241
Franklin Resources, Inc.	300	39,606
Invesco Ltd.	338,272	8,453,417
Janus Capital Group, Inc.	1,144,197	9,382,415
Julius Baer Group Ltd.	980	33,566
KKR & Co. LP	2,600	35,750
Legg Mason, Inc.	196,861	5,025,861
Man Group PLC	20,311	24,992
MCG Capital Corp.	95,707	426,853
MVC Capital, Inc.	17,300	206,216
Northern Trust Corp.	900	43,218
Oaktree Capital Group LLC	31,990	1,296,555
Och-Ziff Capital Management Group LLC Class A	649,449	6,182,754
PennantPark Investment Corp.	359,370	3,870,415
Pzena Investment Management, Inc.	36,849	204,143
SEI Investments Co.	60,090	1,322,581
Solar Capital Ltd.	47,664	1,091,506
State Street Corp.	136,900	6,083,836
T. Rowe Price Group, Inc.	1,300	84,071
The Blackstone Group LP	1,170,783	17,198,802
U.S. Global Investments, Inc. Class A	509,503	2,822,647
Virtus Investment Partners, Inc. (a)	2,800	321,608
Waddell & Reed Financial, Inc. Class A	1,200	38,988
WisdomTree Investments, Inc. (a)	59,000	360,490
		190,076,945

	Shares	Value
Diversified Capital Markets - 3.4%
Credit Suisse Group sponsored ADR	1,800	$ 42,498
Deutsche Bank AG (NY Shares)	900	39,717
UBS AG	29,730	466,212
UBS AG (NY Shares)	838,085	13,166,315
		13,714,742
Investment Banking & Brokerage - 18.5%
BGC Partners, Inc. Class A	500	1,800
Charles Schwab Corp.	3,100	40,610
Cowen Group, Inc. Class A (a)	14,900	34,568
Duff & Phelps Corp. Class A	100	1,214
E*TRADE Financial Corp. (a)	40,800	343,536
Evercore Partners, Inc. Class A	603,815	16,586,798
GFI Group, Inc.	3,400,207	9,486,578
Gleacher & Co., Inc. (a)	50,081	33,053
Goldman Sachs Group, Inc.	300	35,337
Greenhill & Co., Inc.	820	38,966
ICAP PLC	59,200	276,480
Investment Technology Group, Inc. (a)	437,896	3,914,790
Jefferies Group, Inc.	2,849	48,319
KBW, Inc.	53,800	928,050
Knight Capital Group, Inc. Class A (a)(d)	476,759	1,606,678
Lazard Ltd. Class A	1,400	41,230
LPL Financial	122,200	3,422,822
Morgan Stanley	1,240,830	20,932,802
Nomura Holdings, Inc. sponsored ADR	8,800	36,520
Oppenheimer Holdings, Inc. Class A (non-vtg.)	1,600	25,776
Piper Jaffray Companies (a)	43,943	1,246,663
Raymond James Financial, Inc.	352,867	13,320,729
Stifel Financial Corp. (a)	1,100	33,462
SWS Group, Inc. (a)	205,719	987,451
TD Ameritrade Holding Corp.	132,924	2,153,369
		75,577,601
TOTAL CAPITAL MARKETS		279,369,288
COMMERCIAL BANKS - 9.7%
Diversified Banks - 9.5%
Banco de Chile sponsored ADR	407	36,720
Banco Santander SA (Spain) sponsored ADR	3,900	29,874
Banco Santander SA (Brasil) ADR	4,700	31,443
BanColombia SA sponsored ADR	81,400	5,231,578
Barclays PLC sponsored ADR (d)	25,062	396,731
BNP Paribas SA	1,000	55,852
BPI-SGPS SA (a)	302,300	317,670
Comerica, Inc.	1,091,084	32,285,178
HSBC Holdings PLC sponsored ADR	800	40,904
ICICI Bank Ltd. sponsored ADR	1,207	49,475
Industrial & Commercial Bank of China Ltd. (H Shares)	214,000	144,412
The Toronto-Dominion Bank	500	41,768
Common Stocks - continued
	Shares	Value
COMMERCIAL BANKS - CONTINUED
Diversified Banks - continued
UniCredit SpA (a)	630	$ 2,933
United Overseas Bank Ltd.	3,000	46,010
		38,710,548
Regional Banks - 0.2%
CIT Group, Inc. (a)	1,200	44,460
Fifth Third Bancorp	2,800	40,992
First Interstate Bancsystem, Inc.	19,337	295,469
PNC Financial Services Group, Inc.	8,400	471,576
Regions Financial Corp.	7,284	48,584
SunTrust Banks, Inc.	2,000	54,300
		955,381
TOTAL COMMERCIAL BANKS		39,665,929
CONSUMER FINANCE - 0.0%
Consumer Finance - 0.0%
SLM Corp.	2,600	43,030
DIVERSIFIED CONSUMER SERVICES - 0.0%
Specialized Consumer Services - 0.0%
Sotheby's Class A (Ltd. vtg.)	1,100	31,746
DIVERSIFIED FINANCIAL SERVICES - 13.3%
Other Diversified Financial Services - 4.9%
Bank of America Corp.	4,354	42,930
Citigroup, Inc.	582,210	20,127,000
JPMorgan Chase & Co.	900	36,972
		20,206,902
Specialized Finance - 8.4%
BM&F Bovespa SA	301,300	1,810,507
Bursa Malaysia Bhd	151,100	308,190
CBOE Holdings, Inc.	404,300	12,120,914
CME Group, Inc.	36,789	2,033,328
Deutsche Boerse AG	6,500	366,124
Hellenic Exchanges Holding SA	6,800	33,606
IntercontinentalExchange, Inc. (a)	226	29,866
NYSE Euronext	100	2,335
The NASDAQ Stock Market, Inc.	727,300	17,622,479
		34,327,349
TOTAL DIVERSIFIED FINANCIAL SERVICES		54,534,251
HOTELS, RESTAURANTS & LEISURE - 0.0%
Casinos & Gaming - 0.0%
Boyd Gaming Corp. (a)	4,900	26,950
Las Vegas Sands Corp.	700	32,655
		59,605

	Shares	Value
Hotels, Resorts & Cruise Lines - 0.0%
Starwood Hotels & Resorts Worldwide, Inc.	700	$ 37,772
TOTAL HOTELS, RESTAURANTS & LEISURE		97,377
INSURANCE - 2.3%
Insurance Brokers - 0.2%
National Financial Partners Corp. (a)	57,200	950,092
Life & Health Insurance - 0.0%
AFLAC, Inc.	800	42,392
Multi-Line Insurance - 2.1%
American International Group, Inc. (a)	250,500	8,299,065
Genworth Financial, Inc. Class A (a)	6,300	37,485
		8,336,550
Property & Casualty Insurance - 0.0%
ACE Ltd.	500	39,615
Fidelity National Financial, Inc. Class A	2,487	60,210
The Travelers Companies, Inc.	600	42,492
		142,317
TOTAL INSURANCE		9,471,351
INTERNET SOFTWARE & SERVICES - 0.0%
Internet Software & Services - 0.0%
China Finance Online Co. Ltd. ADR (a)	1,600	1,840
eBay, Inc. (a)	1,100	58,102
		59,942
IT SERVICES - 1.2%
Data Processing & Outsourced Services - 1.2%
Fidelity National Information Services, Inc.	2,100	75,810
Fiserv, Inc. (a)	400	30,796
MasterCard, Inc. Class A	100	48,868
The Western Union Co.	80,510	1,015,231
Total System Services, Inc.	163,270	3,583,777
		4,754,482
MEDIA - 0.0%
Publishing - 0.0%
Morningstar, Inc.	700	44,681
PROFESSIONAL SERVICES - 0.0%
Research & Consulting Services - 0.0%
Equifax, Inc.	900	46,116
IHS, Inc. Class A (a)	500	46,070
		92,186
REAL ESTATE INVESTMENT TRUSTS - 1.2%
Mortgage REITs - 1.0%
American Capital Agency Corp.	129,300	4,079,415
Retail REITs - 0.2%
Federal Realty Investment Trust (SBI)	6,500	676,260
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
Specialized REITs - 0.0%
Big Yellow Group PLC	19,400	$ 107,325
Strategic Hotel & Resorts, Inc. (a)	19,100	118,993
		226,318
TOTAL REAL ESTATE INVESTMENT TRUSTS		4,981,993
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
Real Estate Services - 0.1%
CBRE Group, Inc. (a)	22,437	424,732
Jones Lang LaSalle, Inc.	500	41,005
		465,737
ROAD & RAIL - 0.0%
Railroads - 0.0%
Canadian Pacific	100	9,334
SPECIALTY RETAIL - 0.3%
Computer & Electronics Retail - 0.3%
Rent-A-Center, Inc.	35,200	1,223,552
TRADING COMPANIES & DISTRIBUTORS - 0.0%
Trading Companies & Distributors - 0.0%
Noble Group Ltd.	75,000	66,668
TOTAL COMMON STOCKS (Cost $419,460,496)		394,912,071
Money Market Funds - 9.2%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (b)	25,370,585	$ 25,370,585
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	12,160,842	12,160,842
TOTAL MONEY MARKET FUNDS (Cost $37,531,427)		37,531,427
TOTAL INVESTMENT PORTFOLIO - 105.6% (Cost $456,991,923)		432,443,498
NET OTHER ASSETS (LIABILITIES) - (5.6)%		(22,857,522)
NET ASSETS - 100%		$ 409,585,976
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 42,263
Fidelity Securities Lending Cash Central Fund	43,692
Total	$ 85,955
Other Information

The following is a summary of the inputs used, as of November 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 394,912,071	$ 394,445,859	$ 466,212	$ -
Money Market Funds	37,531,427	37,531,427	-	-
Total Investments in Securities:	$ 432,443,498	$ 431,977,286	$ 466,212	$ -
Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $466,772,713. Net unrealized depreciation aggregated $34,329,215, of which $15,026,106 related to appreciated investment securities and $49,355,321 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select IT Services Portfolio

November 30, 2012

1.810669.108

BSO-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Diversified Support Services - 0.0%
Performant Financial Corp.	22	$ 213
COMMUNICATIONS EQUIPMENT - 0.0%
Communications Equipment - 0.0%
Palo Alto Networks, Inc.	400	21,768
COMPUTERS & PERIPHERALS - 1.0%
Computer Hardware - 1.0%
NCR Corp. (a)	144,700	3,462,671
INTERNET SOFTWARE & SERVICES - 2.9%
Internet Software & Services - 2.9%
Demandware, Inc.	49,620	1,359,092
E2open, Inc. (d)	125,000	1,763,750
Web.com Group, Inc. (a)	433,450	6,549,430
		9,672,272
IT SERVICES - 87.4%
Data Processing & Outsourced Services - 43.3%
Alliance Data Systems Corp. (a)(d)	45,448	6,475,886
Automatic Data Processing, Inc.	600	34,056
Broadridge Financial Solutions, Inc.	7,800	184,158
Cardtronics, Inc. (a)	154,100	3,535,054
Cass Information Systems, Inc.	12,320	578,917
Convergys Corp.	60,900	950,649
CoreLogic, Inc. (a)	71,300	1,842,392
DST Systems, Inc.	9,400	541,816
Euronet Worldwide, Inc. (a)	15,100	336,126
ExlService Holdings, Inc. (a)	365,400	9,810,990
Fidelity National Information Services, Inc.	418,100	15,093,410
Fiserv, Inc. (a)	73,000	5,620,270
FleetCor Technologies, Inc. (a)	16,200	845,478
Global Cash Access Holdings, Inc. (a)	215,900	1,699,133
Global Payments, Inc.	89,800	3,943,118
Heartland Payment Systems, Inc.	153,500	4,548,205
Higher One Holdings, Inc. (a)	2,700	23,868
Jack Henry & Associates, Inc.	6,600	256,542
MasterCard, Inc. Class A	49,140	24,013,735
ModusLink Global Solutions, Inc. (a)	4,400	14,652
NeuStar, Inc. Class A (a)	85,600	3,441,120
Paychex, Inc.	800	26,032
Syntel, Inc.	70,400	4,235,264
Teletech Holdings, Inc. (a)	2,000	34,040
The Western Union Co.	136,100	1,716,221
TNS, Inc. (a)	92,700	1,353,420
Total System Services, Inc.	44,000	965,800
Vantiv, Inc.	171,700	3,720,739
VeriFone Systems, Inc. (a)	108,300	3,291,237
Visa, Inc. Class A	262,912	39,360,554

	Shares	Value
WEX, Inc. (a)	600	$ 43,176
WNS Holdings Ltd. sponsored ADR (a)	478,229	5,083,574
		143,619,632
IT Consulting & Other Services - 44.1%
Accenture PLC Class A	335,000	22,753,200
Acxiom Corp. (a)	193,400	3,421,246
Atos Origin SA	24,921	1,769,317
Booz Allen Hamilton Holding Corp. Class A	26,900	376,869
Camelot Information Systems, Inc. ADR (a)	805,344	1,087,214
CGI Group, Inc. Class A (sub. vtg.) (a)	203,100	4,661,680
Ciber, Inc. (a)	236,200	718,048
Cognizant Technology Solutions Corp. Class A (a)	438,966	29,511,684
EPAM Systems, Inc.	651,700	13,405,469
Forrester Research, Inc.	97,600	2,733,776
Gartner, Inc. Class A (a)	7,500	359,100
HCL Technologies Ltd.	1,614	19,526
IBM Corp.	110,150	20,936,211
IBS Group Holding Ltd. GDR (Reg. S) (a)	115,700	2,430,149
iGate Corp. (a)	142,907	2,142,176
Maximus, Inc.	53,500	3,369,965
NCI, Inc. Class A (a)	199,300	837,060
Pactera Technology International Ltd. ADR	583,962	4,368,036
Sapient Corp. (a)	419,500	4,442,505
ServiceSource International, Inc. (a)	92,100	472,473
Teradata Corp. (a)	108,100	6,429,788
Unisys Corp. (a)	304,940	5,269,363
Virtusa Corp. (a)	925,266	14,489,666
		146,004,521
TOTAL IT SERVICES		289,624,153
OFFICE ELECTRONICS - 0.5%
Office Electronics - 0.5%
Xerox Corp.	255,800	1,741,998
PROFESSIONAL SERVICES - 0.8%
Research & Consulting Services - 0.8%
IHS, Inc. Class A (a)	28,500	2,625,990
SOFTWARE - 6.5%
Application Software - 3.4%
Autodesk, Inc. (a)	26,000	861,380
Citrix Systems, Inc. (a)	26,200	1,602,392
Descartes Systems Group, Inc. (a)	68,400	588,735
Guidewire Software, Inc.	214,500	6,413,550
Intuit, Inc.	600	35,946
Jive Software, Inc. (d)	88,200	1,275,372
MicroStrategy, Inc. Class A (a)	100	8,849
Splunk, Inc.	600	18,120
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Application Software - continued
Workday, Inc.	1,400	$ 70,140
Zensar Technologies Ltd.	65,071	312,554
		11,187,038
Systems Software - 3.1%
Check Point Software Technologies Ltd. (a)	164,300	7,585,731
Eloqua, Inc.	300	5,415
Fortinet, Inc. (a)	85,100	1,700,298
Qualys, Inc.	83,700	1,119,906
		10,411,350
TOTAL SOFTWARE		21,598,388
TOTAL COMMON STOCKS (Cost $273,971,002)		328,747,453
Money Market Funds - 2.6%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (b)	3,662,239	$ 3,662,239
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	4,928,925	4,928,925
TOTAL MONEY MARKET FUNDS (Cost $8,591,164)		8,591,164
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $282,562,166)		337,338,617
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(5,752,668)
NET ASSETS - 100%		$ 331,585,949
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,720
Fidelity Securities Lending Cash Central Fund	41,352
Total	$ 48,072
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $285,081,529. Net unrealized appreciation aggregated $52,257,088, of which $63,112,361 related to appreciated investment securities and $10,855,273 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Computers Portfolio

November 30, 2012

1.810671.108

COM-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 2.5%
Communications Equipment - 2.5%
Motorola Solutions, Inc.	314,400	$ 17,119,080
COMPUTERS & PERIPHERALS - 71.5%
Computer Hardware - 39.7%
Apple, Inc.	288,664	168,949,267
Avid Technology, Inc. (a)	328,200	2,143,146
Cray, Inc. (a)	940,500	13,373,910
Dell, Inc.	2,198,407	21,192,643
Diebold, Inc.	82,900	2,479,539
Hewlett-Packard Co.	1,200,705	15,597,158
NCR Corp. (a)	1,728,600	41,365,398
Silicon Graphics International Corp. (a)(d)	393,800	3,303,982
Super Micro Computer, Inc. (a)	403,200	3,761,856
		272,166,899
Computer Storage & Peripherals - 31.8%
Datalink Corp. (a)	290,000	2,505,600
Electronics for Imaging, Inc. (a)	1,609,615	29,552,531
EMC Corp. (a)	1,876,378	46,571,702
Imation Corp. (a)	425,000	1,819,000
Immersion Corp. (a)	211,490	1,389,489
Intermec, Inc. (a)	795,151	6,003,390
Intevac, Inc. (a)	211,790	1,001,767
Lexmark International, Inc. Class A (d)	897,901	21,845,931
NetApp, Inc. (a)	601,960	19,088,152
Novatel Wireless, Inc. (a)	208,224	283,185
OCZ Technology Group, Inc. (a)	1,120,987	1,872,048
QLogic Corp. (a)	65,000	616,200
Quantum Corp. (a)(d)	3,143,100	3,771,720
Rimage Corp.	156,100	1,072,407
SanDisk Corp. (a)	789,600	30,873,360
Seagate Technology	403,000	10,115,300
STEC, Inc. (a)	325,280	1,597,125
Synaptics, Inc. (a)	207,000	5,531,040
Western Digital Corp.	917,084	30,667,289
Xyratex Ltd.	130,800	1,225,596
		217,402,832
TOTAL COMPUTERS & PERIPHERALS		489,569,731
ELECTRONIC EQUIPMENT & COMPONENTS - 2.8%
Electronic Manufacturing Services - 1.7%
Jabil Circuit, Inc.	616,800	11,719,200
Technology Distributors - 1.1%
Arrow Electronics, Inc. (a)	204,900	7,634,574
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		19,353,774

	Shares	Value
INTERNET SOFTWARE & SERVICES - 0.2%
Internet Software & Services - 0.2%
Velti PLC (a)(d)	367,900	$ 1,254,539
IT SERVICES - 14.5%
IT Consulting & Other Services - 14.5%
EPAM Systems, Inc.	463,800	9,540,366
IBM Corp.	376,548	71,570,478
Teradata Corp. (a)	296,957	17,663,002
		98,773,846
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.5%
Semiconductors - 3.5%
Samsung Electronics Co. Ltd.	18,488	24,013,064
Skyworks Solutions, Inc. (a)	4,100	92,865
		24,105,929
SOFTWARE - 1.2%
Application Software - 1.2%
Guidewire Software, Inc.	270,000	8,073,000
TOTAL COMMON STOCKS (Cost $608,089,708)		658,249,899
Money Market Funds - 5.1%

Fidelity Cash Central Fund, 0.19% (b)	8,195,619	8,195,619
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	27,043,250	27,043,250
TOTAL MONEY MARKET FUNDS (Cost $35,238,869)		35,238,869
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $643,328,577)		693,488,768
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(8,882,115)
NET ASSETS - 100%		$ 684,606,653
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 28,039
Fidelity Securities Lending Cash Central Fund	458,393
Total	$ 486,432
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $677,853,342. Net unrealized appreciation aggregated $15,635,426, of which $95,645,899 related to appreciated investment securities and $80,010,473 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Communications
Equipment Portfolio

November 30, 2012

1.810680.108

DEV-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.6%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 82.9%
Communications Equipment - 82.9%
Acme Packet, Inc. (a)	187,191	$ 3,734,460
ADTRAN, Inc. (d)	224,900	4,417,036
Alcatel-Lucent SA sponsored ADR (a)(d)	649,643	714,607
Aruba Networks, Inc. (a)(d)	180,223	3,510,744
Brocade Communications Systems, Inc. (a)	1,380,841	7,843,177
Ciena Corp. (a)	37,100	552,048
Cisco Systems, Inc.	2,234,876	42,261,505
Comtech Telecommunications Corp.	73,300	1,873,548
Emulex Corp. (a)	51,900	381,465
F5 Networks, Inc. (a)	58,535	5,483,559
Finisar Corp. (a)(d)	315,152	4,276,613
Harris Corp.	72,000	3,393,360
Infinera Corp. (a)(d)	395,400	2,206,332
InterDigital, Inc. (d)	72,200	3,081,496
JDS Uniphase Corp. (a)	130,100	1,578,113
Juniper Networks, Inc. (a)	643,812	11,575,740
Motorola Solutions, Inc.	182,681	9,946,980
NETGEAR, Inc. (a)	90,050	3,139,143
Nokia Corp. sponsored ADR (d)	1,087,830	3,546,326
Plantronics, Inc.	50,600	1,701,678
Polycom, Inc. (a)	693,163	7,250,485
QUALCOMM, Inc.	736,219	46,838,253
Research In Motion Ltd. (a)(d)	623,200	7,229,120
Riverbed Technology, Inc. (a)	237,442	4,250,212
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (d)	1,306,680	12,269,725
ViaSat, Inc. (a)	98,200	3,754,186
Wi-Lan, Inc.	257,900	1,305,921
		198,115,832
COMPUTERS & PERIPHERALS - 0.3%
Computer Hardware - 0.3%
Super Micro Computer, Inc. (a)	67,400	628,842
ELECTRONIC EQUIPMENT & COMPONENTS - 4.7%
Electronic Components - 0.5%
Vishay Intertechnology, Inc. (a)	130,000	1,261,000
Electronic Manufacturing Services - 3.7%
Fabrinet (a)	127,700	1,586,034
Flextronics International Ltd. (a)	519,700	3,009,063
TE Connectivity Ltd.	117,500	4,134,825
		8,729,922
Technology Distributors - 0.5%
Arrow Electronics, Inc. (a)	32,600	1,214,676
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		11,205,598
INTERNET SOFTWARE & SERVICES - 0.2%
Internet Software & Services - 0.2%
VeriSign, Inc. (a)	14,900	508,537

	Shares	Value
IT SERVICES - 0.5%
IT Consulting & Other Services - 0.5%
Amdocs Ltd.	32,800	$ 1,097,488
MEDIA - 0.3%
Advertising - 0.3%
Digital Generation, Inc. (a)(d)	60,500	642,510
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.5%
Semiconductor Equipment - 0.5%
ASML Holding NV	19,943	1,247,834
Semiconductors - 4.0%
Altera Corp.	72,900	2,361,231
Analog Devices, Inc.	105,200	4,271,120
GSI Technology, Inc. (a)	227,400	1,282,536
Skyworks Solutions, Inc. (a)	25,600	579,840
Texas Instruments, Inc.	37,100	1,093,337
		9,588,064
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		10,835,898
SOFTWARE - 0.2%
Systems Software - 0.2%
Allot Communications Ltd. (a)	26,700	583,128
TOTAL COMMON STOCKS (Cost $242,941,880)		223,617,833
Money Market Funds - 18.3%

Fidelity Cash Central Fund, 0.19% (b)	13,383,793	13,383,793
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	30,301,081	30,301,081
TOTAL MONEY MARKET FUNDS (Cost $43,684,874)		43,684,874
TOTAL INVESTMENT PORTFOLIO - 111.9% (Cost $286,626,754)		267,302,707
NET OTHER ASSETS (LIABILITIES) - (11.9)%		(28,473,682)
NET ASSETS - 100%		$ 238,829,025
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,372
Fidelity Securities Lending Cash Central Fund	218,633
Total	$ 227,005
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $290,960,945. Net unrealized depreciation aggregated $23,658,238, of which $13,056,508 related to appreciated investment securities and $36,714,746 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Electronics Portfolio

November 30, 2012

1.810682.108

ELE-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.9%
	Shares	Value
BIOTECHNOLOGY - 0.0%
Biotechnology - 0.0%
Arrowhead Research Corp. warrants 5/21/17 (a)(g)	285,468	$ 3
COMMUNICATIONS EQUIPMENT - 3.7%
Communications Equipment - 3.7%
Brocade Communications Systems, Inc. (a)	343,679	1,952,097
Finisar Corp. (a)	145,359	1,972,522
Polycom, Inc. (a)	740,222	7,742,722
QUALCOMM, Inc.	306,806	19,518,998
		31,186,339
COMPUTERS & PERIPHERALS - 2.8%
Computer Hardware - 2.7%
Apple, Inc.	25,701	15,042,281
Dell, Inc.	171,800	1,656,152
Hewlett-Packard Co.	426,130	5,535,429
		22,233,862
Computer Storage & Peripherals - 0.1%
SanDisk Corp. (a)	33,528	1,310,945
TOTAL COMPUTERS & PERIPHERALS		23,544,807
ELECTRONIC EQUIPMENT & COMPONENTS - 10.9%
Electronic Components - 2.5%
Aeroflex Holding Corp. (a)	1,620,395	10,500,160
Amphenol Corp. Class A	7,700	476,784
Audience, Inc. (d)	156,801	1,356,329
Corning, Inc.	285,041	3,486,051
InvenSense, Inc. (d)	484,977	4,874,019
Universal Display Corp. (a)	24,600	587,448
		21,280,791
Electronic Equipment & Instruments - 0.1%
TPK Holding Co. Ltd.	26,000	415,070
Electronic Manufacturing Services - 8.2%
Benchmark Electronics, Inc. (a)	330,833	5,141,145
Fabrinet (a)	91,912	1,141,547
Flextronics International Ltd. (a)	3,728,138	21,585,919
Jabil Circuit, Inc.	1,437,556	27,313,564
Plexus Corp. (a)	18	417
TE Connectivity Ltd.	40,100	1,411,119
TTM Technologies, Inc. (a)	1,279,459	11,540,720
Uni-Pixel, Inc. (a)	43,800	347,772
		68,482,203
Technology Distributors - 0.1%
Arrow Electronics, Inc. (a)	18,211	678,542
Avnet, Inc. (a)	11,300	330,977
		1,009,519
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		91,187,583

	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 77.5%
Semiconductor Equipment - 3.1%
Advanced Energy Industries, Inc. (a)	795	$ 10,168
Amkor Technology, Inc. (a)(d)	1,955	8,309
Applied Materials, Inc.	192,616	2,066,770
ASML Holding NV	121,245	7,586,300
Cabot Microelectronics Corp.	3,600	117,432
Cohu, Inc.	1,100	10,670
Cymer, Inc. (a)	9,748	854,900
Entegris, Inc. (a)	642,809	5,759,569
KLA-Tencor Corp.	69,200	3,146,524
Lam Research Corp. (a)	174,873	6,141,540
MEMC Electronic Materials, Inc. (a)	5,538	16,226
Nanometrics, Inc. (a)	23,700	342,702
Teradyne, Inc. (a)	1,730	27,057
		26,088,167
Semiconductors - 74.4%
Advanced Micro Devices, Inc. (a)(d)	43,081	94,778
Alpha & Omega Semiconductor Ltd. (a)	151,684	1,319,651
Altera Corp.	1,969,469	63,791,101
Analog Devices, Inc.	203,400	8,258,040
Applied Micro Circuits Corp. (a)	252,477	1,724,418
ARM Holdings PLC sponsored ADR	17	634
Atmel Corp. (a)	2,351	13,142
Avago Technologies Ltd.	1,558,547	54,705,000
BCD Semiconductor Manufacturing Ltd. ADR (a)(e)	1,349,802	5,466,698
Broadcom Corp. Class A	2,684,217	86,914,943
Chipbond Technology Corp.	245,000	474,574
Cirrus Logic, Inc. (a)	33,360	1,044,835
Cree, Inc. (a)	10,300	332,793
Cypress Semiconductor Corp.	2,055,999	20,868,390
Entropic Communications, Inc. (a)	522,552	2,712,045
Exar Corp. (a)	1,770	14,514
Fairchild Semiconductor International, Inc. (a)	80,095	1,068,467
First Solar, Inc. (a)(d)	121,542	3,280,419
Freescale Semiconductor Holdings I Ltd. (a)(d)	4,472,871	41,418,785
Inphi Corp. (a)	587,377	4,581,541
Intel Corp.	2,844,848	55,673,675
Intermolecular, Inc.	527,994	3,695,958
Intersil Corp. Class A	6,167,446	43,973,890
Linear Technology Corp.	89,877	2,983,018
LSI Corp. (a)	2,430	16,378
M/A-COM Technology Solutions, Inc.	285,720	4,034,366
Marvell Technology Group Ltd.	3,534,649	29,973,824
Maxim Integrated Products, Inc.	165,000	4,816,350
MediaTek, Inc.	204,000	2,319,697
Micron Technology, Inc. (a)	3,192,595	19,091,718
Monolithic Power Systems, Inc. (a)	200	4,232
Motech Industries, Inc. (a)	1	1
Novatek Microelectronics Corp.	168,000	676,277
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
NVIDIA Corp.	1,970,034	$ 23,601,007
NXP Semiconductors NV (a)	787,975	19,289,628
O2Micro International Ltd. sponsored ADR (a)	598,785	1,826,294
ON Semiconductor Corp. (a)	5,121,459	33,955,273
PMC-Sierra, Inc. (a)	2,554,517	13,155,763
RDA Microelectronics, Inc. sponsored ADR	57,882	595,606
Renesas Electronics Corp. (a)(d)	530,400	1,832,683
RF Micro Devices, Inc. (a)	197,928	855,049
Samsung Electronics Co. Ltd.	2,391	3,105,541
Skyworks Solutions, Inc. (a)	1,760,179	39,868,054
Spreadtrum Communications, Inc. ADR	59,202	1,099,973
Texas Instruments, Inc.	576,229	16,981,469
Volterra Semiconductor Corp. (a)	900	15,804
Xilinx, Inc.	5,700	197,505
		621,723,801
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		647,811,968
SOFTWARE - 0.0%
Home Entertainment Software - 0.0%
Zynga, Inc.	9,565	23,530
Systems Software - 0.0%
Check Point Software Technologies Ltd. (a)	400	18,468
TOTAL SOFTWARE		41,998
TOTAL COMMON STOCKS (Cost $1,022,488,394)		793,772,698
Convertible Bonds - 1.0%
	Principal Amount
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.0%
Semiconductors - 1.0%
Micron Technology, Inc.:
1.875% 8/1/31	$ 4,730,000	4,135,794
3.125% 5/1/32 (f)	4,430,000	4,130,975
TOTAL CONVERTIBLE BONDS (Cost $8,072,353)		8,266,769
Money Market Funds - 8.9%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (b)	32,797,788	$ 32,797,788
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	41,152,695	41,152,695
TOTAL MONEY MARKET FUNDS (Cost $73,950,483)		73,950,483
TOTAL INVESTMENT PORTFOLIO - 104.8% (Cost $1,104,511,230)		875,989,950
NET OTHER ASSETS (LIABILITIES) - (4.8)%		(39,948,202)
NET ASSETS - 100%		$ 836,041,748
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,130,975 or 0.5% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Arrowhead Research Corp. warrants 5/21/17	5/18/07	$ 1,033,745
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 26,285
Fidelity Securities Lending Cash Central Fund	264,339
Total	$ 290,624
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
BCD Semiconductor Manufacturing Ltd. ADR	$ 7,544,993	$ 1,018,209	$ 1,891,257	$ -	$ 5,466,698
Total	$ 7,544,993	$ 1,018,209	$ 1,891,257	$ -	$ 5,466,698
Other Information

The following is a summary of the inputs used, as of November 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 793,772,698	$ 791,940,012	$ 1,832,683	$ 3
Convertible Bonds	8,266,769	-	8,266,769	-
Money Market Funds	73,950,483	73,950,483	-	-
Total Investments in Securities:	$ 875,989,950	$ 865,890,495	$ 10,099,452	$ 3
Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $1,113,571,530. Net unrealized depreciation aggregated $237,581,580, of which $16,144,547 related to appreciated investment securities and $253,726,127 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Consolidated Quarterly Holdings Report

for

Fidelity ® Select Gold Portfolio

November 30, 2012

1.810695.108

GOL-QTLY-0113

Consolidated Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value
Australia - 11.1%
METALS & MINING - 11.1%
Gold - 11.1%
ABM Resources NL (a)	2,300,000	$ 112,813
Alkane Resources Ltd.	195,000	142,451
Ampella Mining Ltd. (a)(d)	2,515,000	879,259
Beadell Resources Ltd. (a)	7,630,765	8,600,544
CGA Mining Ltd. (Canada) (a)	2,047,000	5,131,152
Evolution Mining Ltd. (a)	3,078,738	5,976,126
Focus Minerals Ltd. (a)	2,300,000	79,209
Gold One International Ltd. (a)	90,277	32,975
Gryphon Minerals Ltd. (a)	4,905,010	3,224,887
Integra Mining Ltd. (a)	1,415,000	804,798
Intrepid Mines Ltd.:
(Australia) (a)	9,209,798	2,883,404
(Canada) (a)	320,000	98,253
Kingsgate Consolidated NL (d)	2,388,274	12,113,077
Kula Gold Ltd. (a)	31,245	12,228
Marengo Mining Ltd. (a)	560,000	78,896
Medusa Mining Ltd.	2,552,885	16,091,712
Newcrest Mining Ltd.	9,474,792	253,624,454
Papillon Resources Ltd. (a)(d)	835,000	1,429,106
Perseus Mining Ltd.:
(Australia) (a)	5,504,308	13,441,652
(Canada) (a)	1,300,000	3,075,452
Ramelius Resources Ltd. (a)(d)	980,000	490,909
Red 5 Ltd. (a)	841,000	877,668
Regis Resources Ltd. (a)	4,849,692	27,583,205
Resolute Mining Ltd.	3,984,261	7,713,043
Saracen Mineral Holdings Ltd. (a)	2,032,488	954,497
Silver Lake Resources Ltd. (a)(d)	2,049,000	7,420,027
St Barbara Ltd. (a)(d)	6,313,377	10,772,427
Tanami Gold NL (a)	130,000	84,793
Troy Resources NL	195,000	846,568
Troy Resources NL (f)	734,826	3,217,892
		387,793,477
Bailiwick of Jersey - 4.6%
METALS & MINING - 4.6%
Gold - 4.6%
Centamin PLC (a)	12,081,900	11,362,569
Lydian International Ltd. (a)	909,600	1,941,261
Polyus Gold International Ltd.	422,400	1,394,101
Polyus Gold International Ltd. sponsored GDR	5,848,190	18,831,172
Randgold Resources Ltd. sponsored ADR	1,175,267	126,176,665
		159,705,768

	Shares	Value
Bermuda - 0.3%
METALS & MINING - 0.3%
Gold - 0.3%
Continental Gold Ltd. (a)	995,400	$ 9,349,255
G-Resources Group Ltd. (a)	24,390,000	1,148,661
		10,497,916
Steel - 0.0%
African Minerals Ltd. (a)	417,100	1,650,594
TOTAL METALS & MINING		12,148,510
British Virgin Islands - 0.0%
METALS & MINING - 0.0%
Precious Metals & Minerals - 0.0%
Gem Diamonds Ltd. (a)	285,000	737,430
Canada - 58.2%
METALS & MINING - 58.2%
Diversified Metals & Mining - 0.3%
Copper Mountain Mining Corp. (a)	97,000	366,185
East Asia Minerals Corp. (a)	5,000	805
Eastmain Resources, Inc. (a)	10,000	7,047
Kimber Resources, Inc. (a)(e)	16,100	7,618
Kimber Resources, Inc. (a)(e)(f)	5,632,000	2,664,761
NovaCopper, Inc. (a)(d)	488,333	983,204
Prodigy Gold, Inc. (a)	610,000	614,084
Sabina Gold & Silver Corp. (a)	555,000	1,536,468
Turquoise Hill Resources Ltd. (a)	499,550	3,761,649
		9,941,821
Gold - 57.5%
Agnico-Eagle Mines Ltd. (Canada) (d)	2,133,400	118,960,111
Alacer Gold Corp. (a)	3,409,063	15,512,120
Alamos Gold, Inc.	1,908,800	35,933,518
Argonaut Gold, Inc. (a)(d)	1,144,800	11,075,178
ATAC Resources Ltd. (a)	67,200	121,770
Aura Minerals, Inc. (a)	10,000	2,819
AuRico Gold, Inc. (a)	3,493,563	27,608,063
Aurizon Mines Ltd. (a)	2,190,600	7,983,059
B2Gold Corp. (a)(d)	6,022,400	20,977,001
Banro Corp. (a)	4,018,482	13,390,220
Barrick Gold Corp. (d)	10,902,019	378,527,846
Belo Sun Mining Corp. (a)(d)	3,607,600	6,246,612
Canaco Resources, Inc. (a)	710,100	239,476
Canaco Resources, Inc. (a)(f)	561,600	189,395
Centerra Gold, Inc.	2,042,200	18,317,815
Claude Resources, Inc. (a)	80,000	45,905
Colossus Minerals, Inc. (a)	2,047,800	8,761,413
Detour Gold Corp. (a)	843,800	20,896,441
Detour Gold Corp. (a)(f)	785,900	19,462,566
Eldorado Gold Corp.	9,426,708	136,178,849
Exeter Resource Corp. (a)	272,300	348,136
Franco-Nevada Corp.	1,702,300	96,343,994
Gabriel Resources Ltd. (a)	920,600	2,279,837
Common Stocks - continued
	Shares	Value
Canada - continued
METALS & MINING - CONTINUED
Gold - continued
Gold Canyon Resources, Inc. (a)	790,000	$ 890,723
Goldcorp, Inc.	10,092,300	393,288,303
Golden Predator Corp. (a)	5,000	1,435
Golden Queen Mining Co. Ltd. (a)	5,000	12,231
GoldQuest Mining Corp. (a)	1,968,500	961,114
Gran Colombia Gold Corp. (a)	1,765,000	675,190
Guyana Goldfields, Inc. (a)	1,429,700	4,418,562
Guyana Goldfields, Inc. (a)(f)	155,000	479,036
IAMGOLD Corp.	4,774,500	56,427,875
International Minerals Corp.:
(Canada)	157,100	806,574
(Switzerland)	15,000	76,886
International Tower Hill Mines Ltd. (a)	546,700	1,177,770
Keegan Resources, Inc. (a)	90,000	355,162
Kinross Gold Corp.	14,498,891	146,835,298
Kinross Gold Corp. warrants 9/17/14 (a)	1,192,793	414,268
Kirkland Lake Gold, Inc. (a)	906,000	7,880,244
Lake Shore Gold Corp. (a)(d)	4,446,600	3,088,694
Midas Gold Corp. (a)	20,000	47,919
New Gold, Inc. (a)	7,075,855	75,150,018
Novagold Resources, Inc. (a)(d)	2,930,000	13,066,794
OceanaGold Corp. (a)	2,220,000	7,442,090
Orezone Gold Corp. (a)	362,100	572,303
Orvana Minerals Corp. (a)	10,000	8,557
Osisko Mining Corp. (a)	2,701,500	22,028,641
Osisko Mining Corp. (a)(f)	3,000,000	24,462,677
Pilot Gold, Inc. (a)	491,250	890,170
Premier Gold Mines Ltd. (a)	4,440,640	19,222,582
Pretium Resources, Inc. (a)	379,938	5,144,376
Pretium Resources, Inc. (a)(f)	225,000	3,046,509
Pretium Resources, Inc. (a)(g)	225,000	3,046,509
Primero Mining Corp. (a)	669,300	4,393,050
Queenston Mining, Inc. (a)	437,900	2,151,258
Rainy River Resources Ltd. (a)	2,174,500	11,186,082
Richmont Mines, Inc. (a)	145,300	412,489
Romarco Minerals, Inc. (a)	10,948,600	10,801,458
Romarco Minerals, Inc. (a)(f)	5,900,000	5,820,708
Rubicon Minerals Corp. (a)	3,441,352	10,219,951
San Gold Corp. (a)	4,926,900	4,166,302
Seabridge Gold, Inc. (a)	601,905	9,100,802
SEMAFO, Inc.	4,346,900	15,184,721
St. Andrew Goldfields Ltd. (a)	440,000	199,326
Sulliden Gold Corp. Ltd. (a)	2,795,400	2,673,408
Teranga Gold Corp. (a)	35,000	80,687
Teranga Gold Corp. CDI unit (a)	3,430,974	8,127,881
Torex Gold Resources, Inc. (a)	9,357,500	19,782,302

	Shares	Value
Volta Resources, Inc. (a)	55,000	$ 28,238
Yamana Gold, Inc.	9,286,400	175,005,193
		2,010,654,510
Precious Metals & Minerals - 0.4%
Chesapeake Gold Corp. (a)	6,000	54,362
Dalradian Resources, Inc. (a)	51,000	90,361
Gold Standard Ventures Corp. (a)	350,400	447,987
Kaminak Gold Corp. Class A (a)	20,000	24,161
MAG Silver Corp. (a)	35,400	341,402
Pan American Silver Corp.	174,887	3,331,598
Pan American Silver Corp. warrants 12/7/14 (a)	232,460	202,844
Silver Wheaton Corp.	100,300	3,692,526
Silvercorp Metals, Inc.	37,500	206,876
Tahoe Resources, Inc. (a)	300,500	5,351,432
Wildcat Silver Corp. (a)	75,200	69,647
		13,813,196
TOTAL METALS & MINING		2,034,409,527
Cayman Islands - 0.2%
METALS & MINING - 0.2%
Gold - 0.2%
China Precious Metal Resources Holdings Co. Ltd. (a)	2,542,000	485,427
Endeavour Mining Corp. (a)(d)	3,234,500	6,837,922
		7,323,349
China - 0.4%
METALS & MINING - 0.4%
Gold - 0.4%
Zhaojin Mining Industry Co. Ltd. (H Shares)	1,013,650	1,718,583
Zijin Mining Group Co. Ltd. (H Shares)	29,384,000	11,829,124
		13,547,707
Netherlands - 0.0%
METALS & MINING - 0.0%
Gold - 0.0%
Nord Gold NV GDR (Reg. S) (a)	15,000	73,500
Peru - 0.7%
METALS & MINING - 0.7%
Gold - 0.7%
Compania de Minas Buenaventura SA sponsored ADR	798,400	26,163,568
South Africa - 8.6%
METALS & MINING - 8.6%
Gold - 8.6%
AngloGold Ashanti Ltd. sponsored ADR	4,791,552	148,394,365
Gold Fields Ltd.	55,000	674,204
Gold Fields Ltd. sponsored ADR	8,991,626	110,417,167
Common Stocks - continued
	Shares	Value
South Africa - continued
METALS & MINING - CONTINUED
Gold - continued
Harmony Gold Mining Co. Ltd.	1,484,000	$ 11,525,658
Harmony Gold Mining Co. Ltd. sponsored ADR (d)	3,747,300	29,266,413
		300,277,807
Sweden - 0.0%
METALS & MINING - 0.0%
Gold - 0.0%
Nordic Mines AB (a)(d)	20,000	6,102
United Kingdom - 0.6%
METALS & MINING - 0.6%
Gold - 0.6%
African Barrick Gold Ltd.	1,280,463	8,472,669
Patagonia Gold PLC (a)(d)	260,000	94,767
Petropavlovsk PLC	2,100,929	11,511,732
		20,079,168
Steel - 0.0%
London Mining PLC (a)(d)	543,500	1,101,522
TOTAL METALS & MINING		21,180,690
United States of America - 10.7%
METALS & MINING - 10.5%
Gold - 10.4%
Allied Nevada Gold Corp. (a)	1,336,300	43,496,565
Allied Nevada Gold Corp. (Canada) (a)	45,000	1,460,512
Gold Resource Corp. (d)	30,000	475,800
Newmont Mining Corp.	5,665,350	266,781,332
Royal Gold, Inc.	658,213	53,157,282
		365,371,491
Precious Metals & Minerals - 0.1%
McEwen Mining, Inc. (a)(d)	705,100	2,608,870
McEwen Mining, Inc. rights 12/4/12 (a)	705,100	109,291
		2,718,161
TOTAL METALS & MINING		368,089,652
OIL, GAS & CONSUMABLE FUELS - 0.2%
Coal & Consumable Fuels - 0.2%
Alpha Natural Resources, Inc. (a)	516,800	3,865,664
Peabody Energy Corp.	28,900	725,679
		4,591,343
TOTAL UNITED STATES OF AMERICA		372,680,995
TOTAL COMMON STOCKS (Cost $3,002,929,968)		3,336,048,430
Commodities - 4.6%
	Troy Ounces	Value
Gold Bullion (a)	91,500	$ 156,826,425
Silver Bullion (a)	117,000	3,908,970
TOTAL COMMODITIES (Cost $137,311,875)		160,735,395
Money Market Funds - 13.2%

Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c) (Cost $461,449,913)	461,449,913	461,449,913
TOTAL INVESTMENT PORTFOLIO - 113.2% (Cost $3,601,691,756)	3,958,233,738
NET OTHER ASSETS (LIABILITIES) - (13.2)%	(460,904,797)
NET ASSETS - 100%	$ 3,497,328,941
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $59,343,544 or 1.7% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,046,509 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Pretium Resources, Inc.	3/31/11	$ 2,172,293
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,086
Fidelity Securities Lending Cash Central Fund	574,718
Total	$ 586,804
Consolidated Subsidiary
	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Select Gold Cayman Ltd.	$ 43,125,922	$ 111,196,706	$ -	$ -	$ 160,693,057
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Kimber Resources, Inc.	$ 16,919	$ -	$ -	$ -	$ 7,618
Kimber Resources, Inc. (144A)	6,128,712	-	119,267	-	2,664,761
Total	$ 6,145,631	$ -	$ 119,267	$ -	$ 2,672,379
Other Information

The following is a summary of the inputs used, as of November 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 3,336,048,430	$ 3,323,645,724	$ 12,402,706	$ -
Commodities	160,735,395	160,735,395	-	-
Money Market Funds	461,449,913	461,449,913	-	-
Total Investments in Securities:	$ 3,958,233,738	$ 3,945,831,032	$ 12,402,706	$ -
Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes on an unconsolidated basis was $3,890,752,118. Net unrealized appreciation aggregated $67,439,282, of which $613,798,034 related to appreciated investment securities and $546,358,752 related to depreciated investment securities.

Consolidated Subsidiary

The Fund invests in certain commodity-related investments through Fidelity Select Gold Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of November 30, 2012, the Fund held $160,693,057 in the Subsidiary, representing 4.6% of the Fund's net assets. The Quarterly Holdings report is consolidated and includes the holdings of the Fund and the Subsidiary.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in commodities are valued at their last traded price prior to 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Pharmaceuticals Portfolio

November 30, 2012

1.810707.108

PHR-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
BIOTECHNOLOGY - 9.9%
Biotechnology - 9.9%
Acorda Therapeutics, Inc. (a)	64,000	$ 1,611,520
Alnylam Pharmaceuticals, Inc. (a)	33,800	573,586
AMAG Pharmaceuticals, Inc. (a)	318,000	4,779,540
Amgen, Inc.	99,000	8,791,200
ARIAD Pharmaceuticals, Inc. (a)	242,500	5,422,300
Biogen Idec, Inc. (a)	24,000	3,578,160
BioMarin Pharmaceutical, Inc. (a)	136,500	6,633,900
BioMimetic Therapeutics, Inc. (a)	81,500	620,215
Biovitrum AB (a)	250,000	1,206,159
Celldex Therapeutics, Inc. (a)	150,000	891,000
Cubist Pharmaceuticals, Inc. (a)	125,000	5,076,250
Discovery Laboratories, Inc. (a)	128,200	275,630
Dyax Corp. (a)	20,000	65,400
Grifols SA (a)	110,000	3,518,573
ImmunoGen, Inc. (a)	49,100	623,079
Insmed, Inc. (a)	68,700	491,892
Intercept Pharmaceuticals, Inc.	23,098	539,800
KYTHERA Biopharmaceuticals, Inc.	120,000	2,936,400
Medivation, Inc. (a)	146,000	7,613,900
Merrimack Pharmaceuticals, Inc.	13,500	96,390
Neurocrine Biosciences, Inc. (a)	224,794	1,681,459
NPS Pharmaceuticals, Inc. (a)	130,600	1,336,038
Onyx Pharmaceuticals, Inc. (a)	81,800	6,173,446
Pharmacyclics, Inc. (a)	16,000	848,800
Puma Biotechnology, Inc.	140,233	2,888,800
QLT, Inc. (a)	48,500	380,725
Regeneron Pharmaceuticals, Inc. (a)	20,000	3,531,000
Sarepta Therapeutics, Inc. (a)(d)	45,000	1,319,850
Sunesis Pharmaceuticals, Inc. (a)	100,500	499,485
Synageva BioPharma Corp. (a)	79,600	3,894,828
Theravance, Inc. (a)	119,900	2,695,352
United Therapeutics Corp. (a)	29,500	1,550,225
Vical, Inc. (a)	70,000	219,800
		82,364,702
HEALTH CARE EQUIPMENT & SUPPLIES - 0.5%
Health Care Equipment - 0.1%
Genmark Diagnostics, Inc. (a)	45,500	450,450
Opto Circuits India Ltd.	300,000	599,005
		1,049,455
Health Care Supplies - 0.4%
Align Technology, Inc. (a)	59,000	1,616,010
Antares Pharma, Inc. (a)(d)	315,000	1,260,000
		2,876,010
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		3,925,465
HEALTH CARE PROVIDERS & SERVICES - 0.7%
Health Care Facilities - 0.0%
Apollo Hospitals Enterprise Ltd.	26,018	392,679

	Shares	Value
Health Care Services - 0.6%
Catamaran Corp. (a)	95,434	$ 4,684,514
Managed Health Care - 0.1%
Qualicorp SA (a)	50,000	485,539
TOTAL HEALTH CARE PROVIDERS & SERVICES		5,562,732
LIFE SCIENCES TOOLS & SERVICES - 0.0%
Life Sciences Tools & Services - 0.0%
Patheon, Inc. (a)	22,000	81,281
Patheon, Inc. rights 12/28/12 (a)	42,000	1,057
		82,338
PERSONAL PRODUCTS - 0.4%
Personal Products - 0.4%
MYOS Corp.	2,000,000	440,000
Prestige Brands Holdings, Inc. (a)	121,892	2,632,867
		3,072,867
PHARMACEUTICALS - 87.9%
Pharmaceuticals - 87.9%
Abbott Laboratories	555,690	36,119,850
Akorn, Inc. (a)	324,100	4,372,109
Allergan, Inc.	279,300	25,905,075
Auxilium Pharmaceuticals, Inc. (a)	110,200	2,109,228
Bristol-Myers Squibb Co.	216,110	7,051,669
Cadence Pharmaceuticals, Inc. (a)	101,300	431,538
Columbia Laboratories, Inc. (a)	420,600	252,360
Daiichi Sankyo Kabushiki Kaisha	190,000	2,937,672
Dechra Pharmaceuticals PLC	196,760	1,839,420
DepoMed, Inc. (a)	176,000	1,059,520
Dr. Reddy's Laboratories Ltd. sponsored ADR	84,400	2,830,776
Durect Corp. (a)	744,500	744,500
Elan Corp. PLC sponsored ADR (a)	1,639,400	16,361,212
Eli Lilly & Co.	893,200	43,802,528
Endo Pharmaceuticals Holdings, Inc. (a)	269,400	7,721,004
Endo Pharmaceuticals Holdings, Inc. rights (a)	9,000	0
Forest Laboratories, Inc. (a)	396,520	14,060,599
GlaxoSmithKline PLC sponsored ADR	1,043,400	44,876,634
Hi-Tech Pharmacal Co., Inc.	64,000	1,932,800
Hospira, Inc. (a)	155,000	4,619,000
Impax Laboratories, Inc. (a)	212,500	4,322,250
Ipca Laboratories Ltd.	50,000	421,496
Jazz Pharmaceuticals PLC (a)	341,000	18,373,080
Johnson & Johnson	530,100	36,963,873
MAP Pharmaceuticals, Inc. (a)	27,112	432,165
Meda AB (A Shares)	50,000	514,778
Medicis Pharmaceutical Corp. Class A	175,200	7,577,400
Merck & Co., Inc.	1,616,536	71,612,545
Mylan, Inc. (a)	950,200	25,826,436
Nektar Therapeutics (a)(d)	320,500	2,092,865
Novartis AG sponsored ADR	495,198	30,727,036
Common Stocks - continued
	Shares	Value
PHARMACEUTICALS - CONTINUED
Pharmaceuticals - continued
Novo Nordisk A/S Series B sponsored ADR	192,500	$ 30,543,975
Obagi Medical Products, Inc. (a)	138,000	1,885,080
Ono Pharmaceutical Co. Ltd.	28,000	1,533,715
Optimer Pharmaceuticals, Inc. (a)	293,000	2,985,670
Pain Therapeutics, Inc. (a)	171,721	546,073
Paladin Labs, Inc. (a)	136,600	5,606,465
Perrigo Co.	101,400	10,494,900
Pfizer, Inc.	2,645,388	66,187,608
Questcor Pharmaceuticals, Inc. (d)	134,200	3,482,490
Repros Therapeutics, Inc. (a)(d)	43,000	645,430
Salix Pharmaceuticals Ltd. (a)	229,900	9,851,215
Sanofi SA sponsored ADR	1,484,022	66,217,062
Santarus, Inc. (a)	516,500	5,149,505
Shire PLC sponsored ADR	205,000	17,759,150
Teva Pharmaceutical Industries Ltd. sponsored ADR	536,289	21,639,261
The Medicines Company (a)	225,500	4,841,485
UCB SA	72,000	4,086,900
Valeant Pharmaceuticals International, Inc. (Canada) (a)(d)	574,927	32,029,456
Vectura Group PLC (a)	275,000	374,503
Virbac SA	11,467	2,116,212
ViroPharma, Inc. (a)	169,100	4,191,989
Warner Chilcott PLC	200,000	2,332,000
Watson Pharmaceuticals, Inc. (a)	184,800	16,264,248
XenoPort, Inc. (a)	285,000	2,237,250
		730,893,060
TOTAL COMMON STOCKS (Cost $658,581,111)		825,901,164
Convertible Preferred Stocks - 0.0%

PHARMACEUTICALS - 0.0%
Pharmaceuticals - 0.0%
Agios Pharmaceuticals, Inc. Series C (e) (Cost $250,054)	50,916	250,054
Money Market Funds - 1.8%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c) (Cost $14,821,279)	14,821,279	$ 14,821,279
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $673,652,444)		840,972,497
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(9,780,339)
NET ASSETS - 100%		$ 831,192,158
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $250,054 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Agios Pharmaceuticals, Inc. Series C	11/16/11	$ 250,054
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 33,300
Fidelity Securities Lending Cash Central Fund	264,921
Total	$ 298,221
Other Information

The following is a summary of the inputs used, as of November 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 825,901,164	$ 821,429,777	$ 4,471,387	$ -
Convertible Preferred Stocks	250,054	-	-	250,054
Money Market Funds	14,821,279	14,821,279	-	-
Total Investments in Securities:	$ 840,972,497	$ 836,251,056	$ 4,471,387	$ 250,054
Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $679,372,509. Net unrealized appreciation aggregated $161,599,988, of which $177,873,708 related to appreciated investment securities and $16,273,720 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Software and

Computer Services Portfolio

November 30, 2012

1.810708.108

SOF-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CAPITAL MARKETS - 0.2%
Asset Management & Custody Banks - 0.2%
ICG Group, Inc. (a)	367,789	$ 4,100,847
COMMUNICATIONS EQUIPMENT - 1.5%
Communications Equipment - 1.5%
Infinera Corp. (a)	400,000	2,232,000
Polycom, Inc. (a)	2,432,095	25,439,714
		27,671,714
COMPUTERS & PERIPHERALS - 0.4%
Computer Hardware - 0.0%
Cray, Inc. (a)	7	100
Computer Storage & Peripherals - 0.4%
Electronics for Imaging, Inc. (a)	413,620	7,594,063
TOTAL COMPUTERS & PERIPHERALS		7,594,163
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.9%
Alternative Carriers - 0.9%
inContact, Inc. (a)(e)	3,337,956	17,357,371
ELECTRONIC EQUIPMENT & COMPONENTS - 1.6%
Electronic Manufacturing Services - 1.3%
Fabrinet (a)	513,434	6,376,850
Flextronics International Ltd. (a)	1,616,800	9,361,272
Jabil Circuit, Inc.	450,000	8,550,000
		24,288,122
Technology Distributors - 0.3%
Arrow Electronics, Inc. (a)	138,657	5,166,360
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		29,454,482
INTERNET SOFTWARE & SERVICES - 24.5%
Internet Software & Services - 24.5%
Active Network, Inc. (a)(d)(e)	6,056,597	32,463,360
Bazaarvoice, Inc. (d)	1,021,900	9,994,182
Blinkx PLC (a)(d)	645,000	692,369
Constant Contact, Inc. (a)(d)	160,814	2,142,042
Demand Media, Inc. (a)(d)	1,951,278	17,366,374
Demandware, Inc.	40,942	1,121,401
eBay, Inc. (a)	1,547,900	81,760,078
Equinix, Inc. (a)	46,000	8,544,960
ExactTarget, Inc.	303,500	6,255,135
Facebook, Inc. Class A	429,100	12,014,800
Google, Inc. Class A (a)	278,900	194,775,395
IAC/InterActiveCorp	76,400	3,602,260
KIT digital, Inc. (a)(d)	1,927,816	1,455,501
LogMeIn, Inc. (a)	40,000	856,000
MercadoLibre, Inc.	40,800	2,935,560
Rackspace Hosting, Inc. (a)	132,400	9,151,488
Responsys, Inc. (a)	2,256,796	14,714,310
SciQuest, Inc. (a)	141,949	2,312,349
SPS Commerce, Inc. (a)	35,556	1,310,594

	Shares	Value
Velti PLC (a)(d)	579,600	$ 1,976,436
VeriSign, Inc. (a)	200,000	6,826,000
Vocus, Inc. (a)	245,000	4,179,700
Web.com Group, Inc. (a)	1,334,645	20,166,486
Yahoo!, Inc. (a)	1,359,200	25,512,184
		462,128,964
IT SERVICES - 22.8%
Data Processing & Outsourced Services - 9.4%
Fidelity National Information Services, Inc.	856,100	30,905,210
Fiserv, Inc. (a)	100,000	7,699,000
FleetCor Technologies, Inc. (a)	80,000	4,175,200
Global Payments, Inc.	142,600	6,261,566
MasterCard, Inc. Class A	86,900	42,466,292
Visa, Inc. Class A	518,800	77,669,548
WNS Holdings Ltd. sponsored ADR (a)	737,904	7,843,920
		177,020,736
IT Consulting & Other Services - 13.4%
Amdocs Ltd.	474,300	15,870,078
Camelot Information Systems, Inc. ADR (a)(e)	2,301,356	3,106,831
Cognizant Technology Solutions Corp. Class A (a)	254,000	17,076,420
EPAM Systems, Inc.	1,930,688	39,714,252
HCL Technologies Ltd.	1	12
IBM Corp.	662,789	125,976,305
Lionbridge Technologies, Inc. (a)(e)	6,154,175	25,293,659
Sapient Corp. (a)	108,725	1,151,398
Teradata Corp. (a)	145,400	8,648,392
Unisys Corp. (a)	178,100	3,077,568
Virtusa Corp. (a)	849,797	13,307,821
		253,222,736
TOTAL IT SERVICES		430,243,472
MEDIA - 1.3%
Advertising - 1.3%
MDC Partners, Inc. Class A (sub. vtg.) (e)	2,274,308	24,107,665
SOFTWARE - 46.6%
Application Software - 20.7%
Actuate Corp. (a)	245,000	1,305,850
Adobe Systems, Inc. (a)	356,100	12,324,621
AsiaInfo-Linkage, Inc. (a)	885,200	10,162,096
Aspen Technology, Inc. (a)	162,215	4,215,968
Callidus Software, Inc. (a)(d)(e)	2,375,667	10,001,558
Citrix Systems, Inc. (a)	522,000	31,925,520
Compuware Corp. (a)	4,546,800	42,512,580
Comverse Technology, Inc. (e)	14,047,054	50,007,512
Comverse, Inc. (e)	1,404,705	40,413,363
Concur Technologies, Inc. (a)	175,200	11,512,392
Descartes Systems Group, Inc. (a)	1,429,500	12,304,047
Ebix, Inc. (d)	880,825	14,806,668
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Application Software - continued
Guidewire Software, Inc.	272,181	$ 8,138,212
Informatica Corp. (a)	224,600	6,035,002
Jive Software, Inc. (d)	434,400	6,281,424
Kingdee International Software Group Co. Ltd. (a)	13,170,000	2,752,884
Nuance Communications, Inc. (a)	763,600	16,982,464
Parametric Technology Corp. (a)	567,900	11,494,296
Pegasystems, Inc.	144,100	2,930,994
PROS Holdings, Inc. (a)	84,300	1,494,639
QLIK Technologies, Inc. (a)	457,800	8,872,164
salesforce.com, Inc. (a)	360,578	56,852,333
SolarWinds, Inc. (a)	43,200	2,420,496
Solera Holdings, Inc.	120,000	6,211,200
Synchronoss Technologies, Inc. (a)	62,932	1,149,138
Synopsys, Inc. (a)	264,410	8,672,648
TIBCO Software, Inc. (a)	226,100	5,663,805
TiVo, Inc. (a)	267,100	3,125,070
Workday, Inc.	18,300	916,830
		391,485,774
Home Entertainment Software - 3.2%
Activision Blizzard, Inc.	1,028,400	11,764,896
Electronic Arts, Inc. (a)	3,200,700	47,402,367
Take-Two Interactive Software, Inc. (a)	131,500	1,626,655
		60,793,918
Systems Software - 22.7%
AVG Technologies NV	110,746	1,524,972
CA Technologies, Inc.	209,700	4,646,952
Check Point Software Technologies Ltd. (a)	153,400	7,082,478
Eloqua, Inc.	64,815	1,169,911
Fortinet, Inc. (a)	546,300	10,915,074
Imperva, Inc.	120,665	3,711,655
Microsoft Corp.	6,953,000	185,088,860
NetSuite, Inc. (a)	17,600	1,049,312
Oracle Corp.	4,267,700	136,993,170
Pervasive Software, Inc. (a)	341,112	3,001,786
Qualys, Inc.	604,796	8,092,170

	Shares	Value
Red Hat, Inc. (a)	31,500	$ 1,556,100
Rovi Corp. (a)	150,000	2,301,000
ServiceNow, Inc.	33,800	1,102,894
Symantec Corp. (a)	1,956,600	36,705,816
VMware, Inc. Class A (a)	255,300	23,219,535
		428,161,685
TOTAL SOFTWARE		880,441,377
TOTAL COMMON STOCKS (Cost $1,765,915,811)		1,883,100,055
Money Market Funds - 1.7%

Fidelity Cash Central Fund, 0.19% (b)	9,095,398	9,095,398
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	22,234,395	22,234,395
TOTAL MONEY MARKET FUNDS (Cost $31,329,793)		31,329,793
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $1,797,245,604)		1,914,429,848
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(27,471,145)
NET ASSETS - 100%		$ 1,886,958,703
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 53,191
Fidelity Securities Lending Cash Central Fund	1,616,150
Total	$ 1,669,341
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Active Network, Inc.	$ 31,326,256	$ 41,793,081	$ -	$ -	$ 32,463,360
Callidus Software, Inc.	16,897,742	406,500	-	-	10,001,558
Camelot Information Systems, Inc. ADR	4,176,153	1,935,729	827,853	-	3,106,831
Comverse Technology, Inc.	8,625,912	58,129,344	-	24,441,867	50,007,512
Comverse, Inc.	-	40,736,445	-	-	40,413,363
inContact, Inc.	14,738,399	2,856,003	-	-	17,357,371
Lionbridge Technologies, Inc.	13,016,304	3,256,430	-	-	25,293,659
MDC Partners, Inc. Class A (sub. vtg.)	16,274,035	10,753,253	-	390,732	24,107,665
Total	$ 105,054,801	$ 159,866,785	$ 827,853	$ 24,832,599	$ 202,751,319
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $1,804,680,889. Net unrealized appreciation aggregated $109,748,959, of which $276,478,650 related to appreciated investment securities and $166,729,691 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Technology Portfolio

November 30, 2012

1.810712.108

TEC-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.9%
	Shares	Value
AEROSPACE & DEFENSE - 0.1%
Aerospace & Defense - 0.1%
DigitalGlobe, Inc. (a)	39,539	$ 986,103
GeoEye, Inc. (a)	8,552	261,349
		1,247,452
AUTOMOBILES - 0.1%
Automobile Manufacturers - 0.1%
Tesla Motors, Inc. (a)	40,095	1,356,013
CHEMICALS - 0.5%
Specialty Chemicals - 0.5%
JSR Corp.	462,100	8,571,811
Nitto Denko Corp.	19,000	992,311
		9,564,122
COMMERCIAL SERVICES & SUPPLIES - 0.1%
Commercial Printing - 0.1%
Nissha Printing Co. Ltd. (a)	89,500	984,968
COMMUNICATIONS EQUIPMENT - 7.6%
Communications Equipment - 7.6%
AAC Acoustic Technology Holdings, Inc.	264,000	991,252
Acme Packet, Inc. (a)	628,574	12,540,051
ADTRAN, Inc.	246,381	4,838,923
ADVA AG Optical Networking (a)	97,916	543,125
Aruba Networks, Inc. (a)(d)	300,956	5,862,623
Brocade Communications Systems, Inc. (a)	40,810	231,801
Ciena Corp. (a)	481,351	7,162,503
Cisco Systems, Inc.	220,790	4,175,139
Comba Telecom Systems Holdings Ltd.	198,000	71,278
F5 Networks, Inc. (a)	124,208	11,635,805
Finisar Corp. (a)	645,752	8,762,855
Infinera Corp. (a)	381,629	2,129,490
JDS Uniphase Corp. (a)	352,976	4,281,599
Juniper Networks, Inc. (a)	623,079	11,202,960
Motorola Solutions, Inc.	115,803	6,305,473
NETGEAR, Inc. (a)	5,884	205,116
Polycom, Inc. (a)	254,023	2,657,081
QUALCOMM, Inc.	1,088,626	69,258,386
Research In Motion Ltd. (a)	27,700	321,320
Riverbed Technology, Inc. (a)	1,287	23,037
Sandvine Corp. (a)	1,941,200	2,565,827
Sandvine Corp. (U.K.) (a)	2,252,512	2,879,841
Sonus Networks, Inc. (a)	240,901	402,305
Spirent Communications PLC	87,200	210,399
ZTE Corp. (H Shares)	783,400	1,182,651
		160,440,840
COMPUTERS & PERIPHERALS - 24.3%
Computer Hardware - 21.2%
3D Systems Corp. (a)(d)	181,498	8,114,776
Advantech Co. Ltd.	1,001,000	3,736,745

	Shares	Value
Apple, Inc.	679,405	$ 397,642,159
Foxconn Technology Co. Ltd.	42,050	146,846
Getac Technology Corp.	1,373,000	739,290
Hewlett-Packard Co.	1,669	21,680
Lenovo Group Ltd.	15,698,000	14,786,122
Pegatron Corp. (a)	1,751,000	2,283,258
Quanta Computer, Inc.	911,000	2,288,078
Stratasys, Inc. (a)	228,230	17,105,839
Wistron Corp.	908,250	996,841
		447,861,634
Computer Storage & Peripherals - 3.1%
ADLINK Technology, Inc.	5,750	6,331
Catcher Technology Co. Ltd.	43,000	220,437
Chicony Electronics Co. Ltd.	482,000	1,129,338
EMC Corp. (a)	1,610,146	39,963,824
Fusion-io, Inc. (a)(d)	132,500	3,091,225
Gemalto NV	23,335	2,145,627
NetApp, Inc. (a)	7,012	222,351
SanDisk Corp. (a)	441,836	17,275,788
SIMPLO Technology Co. Ltd.	5,000	25,288
Synaptics, Inc. (a)	9,130	243,954
Wacom Co. Ltd.	405	1,157,901
		65,482,064
TOTAL COMPUTERS & PERIPHERALS		513,343,698
DIVERSIFIED CONSUMER SERVICES - 0.5%
Education Services - 0.5%
Educomp Solutions Ltd.	53,012	147,074
New Oriental Education & Technology Group, Inc. sponsored ADR	523,476	10,553,276
		10,700,350
ELECTRICAL EQUIPMENT - 0.0%
Electrical Components & Equipment - 0.0%
Dynapack International Technology Corp.	40,000	155,514
ELECTRONIC EQUIPMENT & COMPONENTS - 4.0%
Electronic Components - 2.2%
Aeroflex Holding Corp. (a)	60,538	392,286
Amphenol Corp. Class A	379	23,468
AU Optronics Corp. (a)	2,602,000	1,099,293
AU Optronics Corp. sponsored ADR (a)	1,640,495	6,758,839
Cheng Uei Precision Industries Co. Ltd.	298,739	704,064
Chimei Innolux Corp. (a)	4,076,347	1,823,241
Corning, Inc.	368,600	4,507,978
FLEXium Interconnect, Inc.	1,467	5,981
InvenSense, Inc.	307,791	3,093,300
Ledlink Optics, Inc.	98,000	229,279
Omron Corp.	11,300	251,244
Tong Hsing Electronics Industries Ltd.	2,394,000	8,277,894
TXC Corp.	1,965,000	3,346,551
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - CONTINUED
Electronic Components - continued
Universal Display Corp. (a)(d)	479,760	$ 11,456,669
Vishay Intertechnology, Inc. (a)	73,647	714,376
Yageo Corp. (a)	6,108,000	1,864,028
Yaskawa Electric Corp.	156,000	1,250,894
Zhen Ding Technology Holding Ltd.	67,300	184,082
		45,983,467
Electronic Equipment & Instruments - 0.6%
Chroma ATE, Inc.	1,088,644	2,509,518
Hitachi High-Technologies Corp.	700	15,634
Keyence Corp.	950	265,943
National Instruments Corp.	44,988	1,094,108
SFA Engineering Corp.	4,365	175,003
SNU Precision Co. Ltd. (a)	22,427	81,939
Test Research, Inc.	59,016	105,179
TPK Holding Co. Ltd.	253,284	4,043,481
TPK Holding Co. Ltd. GDR (Reg. S)	363,965	5,810,417
		14,101,222
Electronic Manufacturing Services - 1.1%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	22,300	71,507
Jabil Circuit, Inc.	596,764	11,338,516
Ju Teng International Holdings Ltd.	3,110,000	1,264,032
KEMET Corp. (a)	4,077	18,020
TE Connectivity Ltd.	23,294	819,716
Trimble Navigation Ltd. (a)	188,671	10,497,654
		24,009,445
Technology Distributors - 0.1%
Arrow Electronics, Inc. (a)	47	1,751
Digital China Holdings Ltd. (H Shares)	333,000	556,848
Redington India Ltd.	174,887	266,206
VST Holdings Ltd.	2,990,000	617,274
WPG Holding Co. Ltd.	18,200	24,077
WT Microelectronics Co. Ltd.	52,529	64,340
		1,530,496
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		85,624,630
HEALTH CARE EQUIPMENT & SUPPLIES - 0.2%
Health Care Equipment - 0.2%
Biosensors International Group Ltd. (a)	4,882,000	4,659,618
Trauson Holdings Co. Ltd.	586,000	324,371
		4,983,989
HEALTH CARE TECHNOLOGY - 0.3%
Health Care Technology - 0.3%
athenahealth, Inc. (a)	17,000	1,082,730
Cerner Corp. (a)	15,701	1,212,431
So-net M3, Inc.	2,511	4,629,575
		6,924,736

	Shares	Value
HOUSEHOLD DURABLES - 0.0%
Household Appliances - 0.0%
Haier Electronics Group Co. Ltd. (a)	53,000	$ 72,762
HOUSEHOLD PRODUCTS - 0.0%
Household Products - 0.0%
NVC Lighting Holdings Ltd.	546,000	143,013
INDUSTRIAL CONGLOMERATES - 0.1%
Industrial Conglomerates - 0.1%
Samsung Techwin Co. Ltd.	24,982	1,338,528
INTERNET & CATALOG RETAIL - 0.6%
Internet Retail - 0.6%
Amazon.com, Inc. (a)	18,928	4,770,802
E-Commerce China Dangdang, Inc. ADR (a)	990	4,425
Expedia, Inc.	12,555	776,652
Rakuten, Inc.	726,400	6,124,082
Start Today Co. Ltd. (d)	154,300	1,612,303
TripAdvisor, Inc.	6,992	267,024
		13,555,288
INTERNET SOFTWARE & SERVICES - 13.9%
Internet Software & Services - 13.9%
Active Network, Inc. (a)	186,079	997,383
Akamai Technologies, Inc. (a)	5,578	204,266
Baidu.com, Inc. sponsored ADR (a)	21,458	2,066,620
Bankrate, Inc. (a)	77,119	927,742
Bazaarvoice, Inc. (d)	8,500	83,130
Blinkx PLC (a)(d)	500,000	536,720
Cornerstone OnDemand, Inc. (a)	221,640	6,214,786
DealerTrack Holdings, Inc. (a)	7,000	188,230
eBay, Inc. (a)	1,225,145	64,712,159
ExactTarget, Inc.	154,944	3,193,396
Facebook, Inc. Class A	581,571	16,283,988
Google, Inc. Class A (a)	212,361	148,306,552
INFO Edge India Ltd.	114,388	769,402
Kakaku.com, Inc. (d)	26,800	924,047
LogMeIn, Inc. (a)	72,925	1,560,595
Mail.ru Group Ltd. GDR (e)	5,600	184,800
MercadoLibre, Inc. (d)	236	16,980
Millennial Media, Inc. (d)	334,976	4,605,920
NHN Corp.	100	23,279
Open Text Corp. (a)	400	22,981
PChome Online, Inc.	219,000	926,785
Qihoo 360 Technology Co. Ltd. ADR (a)(d)	8,670	216,663
Rackspace Hosting, Inc. (a)	123,235	8,518,003
Renren, Inc. ADR (a)(d)	18,800	64,484
Responsys, Inc. (a)	790,883	5,156,557
Saba Software, Inc. (a)	10,000	78,200
SciQuest, Inc. (a)	305,358	4,974,282
SINA Corp. (a)	4,631	210,803
SouFun Holdings Ltd. ADR (d)	51,517	1,110,191
Common Stocks - continued
	Shares	Value
INTERNET SOFTWARE & SERVICES - CONTINUED
Internet Software & Services - continued
Tencent Holdings Ltd.	290,800	$ 9,500,472
Velti PLC (a)	32,400	110,484
VeriSign, Inc. (a)	80,800	2,757,704
Vocus, Inc. (a)	243,243	4,149,726
XO Group, Inc. (a)	16,300	128,770
Yahoo!, Inc. (a)	110,250	2,069,393
Yandex NV (a)	85,249	1,860,133
YouKu.com, Inc. ADR (a)	10,383	177,134
		293,832,760
IT SERVICES - 7.5%
Data Processing & Outsourced Services - 5.8%
Automatic Data Processing, Inc.	4,032	228,856
Fidelity National Information Services, Inc.	73,895	2,667,610
Fiserv, Inc. (a)	30,100	2,317,399
Global Payments, Inc.	98,518	4,325,925
Jack Henry & Associates, Inc.	62,208	2,418,025
MasterCard, Inc. Class A	21,110	10,316,035
Paychex, Inc.	7,115	231,522
Syntel, Inc.	23,201	1,395,772
VeriFone Systems, Inc. (a)	5,919	179,878
Visa, Inc. Class A	656,393	98,268,596
WNS Holdings Ltd. sponsored ADR (a)	26,900	285,947
		122,635,565
IT Consulting & Other Services - 1.7%
Accenture PLC Class A	139,341	9,464,041
Bit-isle, Inc.	4,900	45,997
Camelot Information Systems, Inc. ADR (a)	555	749
ChinaSoft International Ltd. (a)	50,000	12,838
Cognizant Technology Solutions Corp. Class A (a)	15,483	1,040,922
IBM Corp.	82,101	15,604,937
Pactera Technology International Ltd. ADR	288,865	2,160,710
ServiceSource International, Inc. (a)	1,383,462	7,097,160
Teradata Corp. (a)	3,397	202,054
Virtusa Corp. (a)	49,000	767,340
		36,396,748
TOTAL IT SERVICES		159,032,313
LIFE SCIENCES TOOLS & SERVICES - 0.1%
Life Sciences Tools & Services - 0.1%
Illumina, Inc. (a)(d)	25,400	1,364,234
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	87,200	1,429,208
		2,793,442

	Shares	Value
MACHINERY - 0.4%
Industrial Machinery - 0.4%
Airtac International Group	624,000	$ 3,295,510
Fanuc Corp.	100	16,931
HIWIN Technologies Corp.	248,154	1,818,572
Mirle Automation Corp.	301,893	174,499
Nippon Thompson Co. Ltd.	129,000	476,092
Shin Zu Shing Co. Ltd.	978,000	3,193,263
		8,974,867
MEDIA - 0.7%
Advertising - 0.6%
Dentsu, Inc.	500	12,252
Focus Media Holding Ltd. ADR	469,540	11,405,127
ReachLocal, Inc. (a)	43,033	471,642
		11,889,021
Cable & Satellite - 0.1%
DIRECTV (a)	43,029	2,138,541
DISH Network Corp. Class A	7,233	267,910
		2,406,451
Movies & Entertainment - 0.0%
IMAX Corp. (a)	19,570	423,691
TOTAL MEDIA		14,719,163
OFFICE ELECTRONICS - 0.0%
Office Electronics - 0.0%
Xerox Corp.	27,023	184,027
PHARMACEUTICALS - 0.1%
Pharmaceuticals - 0.1%
China Medical System Holdings Ltd.	3,994,500	2,721,344
PROFESSIONAL SERVICES - 0.1%
Research & Consulting Services - 0.1%
Acacia Research Corp. (a)	27,700	615,771
IHS, Inc. Class A (a)	20,600	1,898,084
		2,513,855
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
Real Estate Services - 0.0%
E-House China Holdings Ltd. ADR	186,422	639,427
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 15.9%
Semiconductor Equipment - 1.2%
Amkor Technology, Inc. (a)(d)	4,848	20,604
Applied Materials, Inc.	174,938	1,877,085
Asia Pacific Systems, Inc. (a)	25,887	168,116
ASM International NV:
unit	161,691	5,659,185
(Netherlands)	112,900	3,957,125
ASML Holding NV	25,744	1,610,802
Dainippon Screen Manufacturing Co. Ltd. (d)	56,000	308,962
Entegris, Inc. (a)	322,643	2,890,881
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductor Equipment - continued
GCL-Poly Energy Holdings Ltd.	96,000	$ 15,979
GT Advanced Technologies, Inc. (a)	4,100	13,817
ICD Co. Ltd.	16,152	184,275
Lam Research Corp. (a)	6,213	218,201
Rubicon Technology, Inc. (a)(d)	1,926	12,365
Teradyne, Inc. (a)	120,105	1,878,442
Ultratech, Inc. (a)	209,095	6,862,498
		25,678,337
Semiconductors - 14.7%
Advanced Micro Devices, Inc. (a)	3,611	7,944
Alpha & Omega Semiconductor Ltd. (a)	25,812	224,564
Altera Corp.	1,441,509	46,690,477
Analog Devices, Inc.	5,826	236,536
Applied Micro Circuits Corp. (a)	453,625	3,098,259
ARM Holdings PLC sponsored ADR	9,175	342,411
Atmel Corp. (a)	35,096	196,187
Avago Technologies Ltd.	113,973	4,000,452
Broadcom Corp. Class A	259,946	8,417,051
Cavium, Inc. (a)(d)	362,551	12,772,672
Chipbond Technology Corp.	659,000	1,276,508
Cirrus Logic, Inc. (a)	171,600	5,374,512
Cree, Inc. (a)(d)	1,457,489	47,091,470
Cypress Semiconductor Corp.	16,994	172,489
Dialog Semiconductor PLC (a)	11,134	226,545
Diodes, Inc. (a)	1,138	17,229
Duksan Hi-Metal Co. Ltd. (a)	1,376	25,296
Epistar Corp.	2,176,000	3,234,241
Fairchild Semiconductor International, Inc. (a)	1,780	23,745
Freescale Semiconductor Holdings I Ltd. (a)	2,121	19,640
Genesis Photonics, Inc.	49,803	33,842
Global Unichip Corp.	73,000	248,650
Hittite Microwave Corp. (a)	20,711	1,256,743
Imagination Technologies Group PLC (a)	623,752	4,061,335
Infineon Technologies AG	32,031	245,615
Inotera Memories, Inc. (a)	17,560,000	1,317,076
Inphi Corp. (a)	125,395	978,081
International Rectifier Corp. (a)	58,126	992,792
Intersil Corp. Class A	366,000	2,609,580
JA Solar Holdings Co. Ltd. ADR (a)	124,687	92,892
LSI Corp. (a)	606,218	4,085,909
MagnaChip Semiconductor Corp. (a)	17,582	221,533
Marvell Technology Group Ltd.	1,741	14,764
Maxim Integrated Products, Inc.	53	1,547
MediaTek, Inc.	2,023,506	23,009,418
Mellanox Technologies Ltd. (a)	58,000	4,227,040
Micrel, Inc.	22,021	211,622
Micron Technology, Inc. (a)	3,642,860	21,784,303
Mindspeed Technologies, Inc. (a)	411,022	1,492,010
Monolithic Power Systems, Inc. (a)	447,105	9,460,742

	Shares	Value
MStar Semiconductor, Inc.	241,000	$ 2,064,648
Novatek Microelectronics Corp.	1,843,000	7,418,923
NVIDIA Corp.	18,332	219,617
NXP Semiconductors NV (a)	295,178	7,225,957
O2Micro International Ltd. sponsored ADR (a)	44,200	134,810
Omnivision Technologies, Inc. (a)	470,565	7,105,532
ON Semiconductor Corp. (a)	174,233	1,155,165
Phison Electronics Corp.	187,000	1,318,940
PMC-Sierra, Inc. (a)	179,949	926,737
Power Integrations, Inc.	144,188	4,485,689
Radiant Opto-Electronics Corp.	44,710	202,283
Rambus, Inc. (a)	450,961	2,205,199
RDA Microelectronics, Inc. sponsored ADR	64,515	663,859
RF Micro Devices, Inc. (a)	1,258,741	5,437,761
Samsung Electronics Co. Ltd.	2,398	3,114,633
Semtech Corp. (a)	99,683	2,726,330
Seoul Semiconductor Co. Ltd.	34,306	717,812
Silicon Laboratories, Inc. (a)	5,500	230,010
Silicon Motion Technology Corp. sponsored ADR (a)(d)	218,400	2,839,200
SK Hynix, Inc.	315,100	7,102,489
Skyworks Solutions, Inc. (a)	345,171	7,818,123
Spreadtrum Communications, Inc. ADR (d)	1,571,912	29,206,125
STMicroelectronics NV	195,900	1,247,098
STMicroelectronics NV (NY Shares) unit (d)	368,280	2,342,261
Taiwan Surface Mounting Technology Co. Ltd.	326,750	483,408
Texas Instruments, Inc.	8,405	247,695
Trina Solar Ltd. (a)(d)	30,406	87,265
TriQuint Semiconductor, Inc. (a)	224,319	1,135,054
United Microelectronics Corp.	11,000	4,248
Vanguard International Semiconductor Corp.	52,000	34,530
Xilinx, Inc.	31,070	1,076,576
YoungTek Electronics Corp.	2,536	5,602
		310,777,301
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		336,455,638
SOFTWARE - 17.1%
Application Software - 10.1%
Adobe Systems, Inc. (a)	6,775	234,483
ANSYS, Inc. (a)	87,536	5,806,263
AsiaInfo-Linkage, Inc. (a)	769,326	8,831,862
Aspen Technology, Inc. (a)	491,911	12,784,767
Autodesk, Inc. (a)	69,202	2,292,662
AutoNavi Holdings Ltd. ADR (a)	17,224	210,133
Blackbaud, Inc.	40,000	893,600
BroadSoft, Inc. (a)(d)	232,912	7,367,007
Citrix Systems, Inc. (a)	259,291	15,858,238
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Application Software - continued
Compuware Corp. (a)	238,725	$ 2,232,079
Comverse Technology, Inc.	26,230	93,379
Comverse, Inc.	2,623	75,464
Concur Technologies, Inc. (a)	163,188	10,723,083
Descartes Systems Group, Inc. (a)	419,000	3,606,433
Informatica Corp. (a)	114,744	3,083,171
Intuit, Inc.	3,958	237,124
JDA Software Group, Inc. (a)	37,737	1,685,334
Jive Software, Inc. (d)	374,880	5,420,765
Kingdee International Software Group Co. Ltd. (a)	34,913,600	7,297,880
Manhattan Associates, Inc. (a)	14,555	833,128
MicroStrategy, Inc. Class A (a)	48,198	4,265,041
Nuance Communications, Inc. (a)	618,921	13,764,803
Parametric Technology Corp. (a)	575,649	11,651,136
Pegasystems, Inc. (d)	191,449	3,894,073
PROS Holdings, Inc. (a)	26,200	464,526
QLIK Technologies, Inc. (a)	241,854	4,687,131
RealPage, Inc. (a)	13,700	271,123
salesforce.com, Inc. (a)	419,742	66,180,721
SolarWinds, Inc. (a)	87,112	4,880,885
Splunk, Inc.	445	13,439
Synchronoss Technologies, Inc. (a)	278,649	5,088,131
Synopsys, Inc. (a)	7,993	262,170
TIBCO Software, Inc. (a)	294,244	7,370,812
TiVo, Inc. (a)	26,100	305,370
Workday, Inc.	13,100	656,310
		213,322,526
Home Entertainment Software - 1.1%
Activision Blizzard, Inc.	19,590	224,110
Capcom Co. Ltd.	193,000	3,636,467
Giant Interactive Group, Inc. ADR (d)	1,575,855	8,352,032
Nintendo Co. Ltd.	1,700	204,296
Perfect World Co. Ltd. sponsored ADR Class B	730,670	8,125,050
Take-Two Interactive Software, Inc. (a)	195,638	2,420,042
		22,961,997
Systems Software - 5.9%
Allot Communications Ltd. (a)	58,500	1,277,640
BMC Software, Inc. (a)	51,299	2,101,207
Check Point Software Technologies Ltd. (a)	4,413	203,748
CommVault Systems, Inc. (a)	120,353	7,986,625
Fortinet, Inc. (a)	45,537	909,829
Infoblox, Inc.	8,900	168,744
Insyde Software Corp.	563,000	1,499,267
Microsoft Corp.	7,982	212,481
NetSuite, Inc. (a)	134,600	8,024,852
Oracle Corp.	1,255,911	40,314,743
Progress Software Corp. (a)	64,222	1,291,504
Red Hat, Inc. (a)	442,402	21,854,659

	Shares	Value
ServiceNow, Inc.	34,300	$ 1,119,209
Sourcefire, Inc. (a)	25,106	1,235,968
Symantec Corp. (a)	403,598	7,571,498
Totvs SA	242,400	4,536,492
VMware, Inc. Class A (a)	279,475	25,418,251
		125,726,717
TOTAL SOFTWARE		362,011,240
WIRELESS TELECOMMUNICATION SERVICES - 0.7%
Wireless Telecommunication Services - 0.7%
SBA Communications Corp. Class A (a)	221,320	15,231,242
TOTAL COMMON STOCKS (Cost $1,837,083,659)		2,009,545,221
Convertible Bonds - 0.3%
Principal Amount
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
Semiconductors - 0.3%
JA Solar Holdings Co. Ltd. 4.5% 5/15/13 (Cost $6,397,975)	$ 6,990,000	6,448,275
Money Market Funds - 7.7%
	Shares
Fidelity Cash Central Fund, 0.19% (b)	98,788,823	98,788,823
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	62,862,211	62,862,211
TOTAL MONEY MARKET FUNDS (Cost $161,651,034)		161,651,034
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $2,005,132,668)		2,177,644,530
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(60,926,430)
NET ASSETS - 100%		$ 2,116,718,100
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $184,800 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 192,604
Fidelity Securities Lending Cash Central Fund	521,797
Total	$ 714,401
Other Information

The following is a summary of the inputs used, as of November 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 2,009,545,221	$ 1,975,712,872	$ 33,832,349	$ -
Convertible Bonds	6,448,275	-	6,448,275	-
Money Market Funds	161,651,034	161,651,034	-	-
Total Investments in Securities:	$ 2,177,644,530	$ 2,137,363,906	$ 40,280,624	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended November 30, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 33,858,157
Level 2 to Level 1	$ 0
Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $2,024,922,592. Net unrealized appreciation aggregated $152,721,938, of which $312,154,980 related to appreciated investment securities and $159,433,042 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Select Portfolios's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Select Portfolios

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 29, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 29, 2013